                                                        '33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213

        AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 13, 2006

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                      Post-Effective Amendment No. 88                      [X]

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 89                             [X]

                        (Check appropriate box or boxes)

                        GARTMORE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 12OO RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

       Registrant's Telephone Number, including Area Code: (484) 530-1300

                        Send Copies of Communications to:

ALLAN J. OSTER, ESQ.                        MS. BARBARA A. NUGENT, ESQ.
12OO RIVER ROAD, SUITE 1000                 STRADLEY, RONON, STEVENS, &YOUNG LLP
CONSHOHOCKEN, PENNSYLVANIA 19428            2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)     PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[ ]  on [date] pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on [date] pursuant to paragraph (a)(1)

[X]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]  This  post-effective  amendment  designated  a  new  effective  date  for a previously filed post-effective amendment.

Gartmore Variable Insurance Trust

GVIT Enhanced Income Fund

Fund Prospectus |[_______, 2006]

As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not approved or disapproved the Fund's shares or determined  whether this prospectus is complete or accurate. To state otherwise is a crime.

                                                           www.gartmorefunds.com

     Section 1 - Fund Summary and Performance
     GVIT Enhanced Income Fund

     Section 2 - Fund Details
     Additional Information about Investments, Investment Techniques, and Risks

     Section 3 - Fund Management
     Investment Adviser

     Section 4 - Investing with Gartmore
     Choosing a Share Class
     Purchase Price
     Fair Valuation
     Selling Shares Restrictions on Sales
     Excessive or Short-Term Trading
     Monitoring of Trading Activity
     Restrictions on Transactions
     Short-Term Trading Fees
     Distribution Plan
     Revenue Sharing

     Section 5 - Distributions and Taxes
     Dividends and Distributions
     Tax Status

     Section 6 - Financial Highlights

Back Cover Additional Information

Introduction

This prospectus  provides  information  about the GVIT Enhanced Income Fund (the
"Fund"), a series of the Gartmore Variable Insurance Trust (the "Trust").

The Fund is primarily intended:

|X|  To help investors to seek a high level of current  income while  preserving capital and minimizing fluctuations in share value.

The following  sections  summarize  key  information  about the Fund,  including information regarding its investment objective, principal strategies,  principal risks,  performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment  objective or that the Fund's performance will be positive for any period of time.

The Fund's investment objective can be changed without shareholder approval.

A Note about Share Classes

The Fund offers the following share classes: Class ID, Class II, and Class VII

This prospectus provides information with respect to each of the classes offered by the Fund.  The shares  classes  have  different  expenses  and are  available through different variable insurance  contracts.  For more information about who may  purchase  the  different  shares  classes,  see Section 4,  Investing  with
Gartmore: Choosing a Share Class on page [xx].

Key Terms

In an effort to help you better  understand the many concepts involved in making an investment decision, we have defined the following terms:

Asset-backed  securities -  fixed-income  securities  issued by a trust or other legal  entity  established  for the  purpose of issuing  securities  and holding certain assets,  such as credit card  receivables or auto leases,  that pay down over time and generate sufficient cash to pay holders of the securities.

Corporate bonds - debt securities issued by corporate issuers,  as distinct from
fixed-income   securities   issued  by  a   government   or  its   agencies   or
instrumentalities.

Derivative - a contract whose value is based on the performance of an underlying financial asset, index or economic measure.

Duration  - related in part to the  remaining  time  until  maturity  of a bond, duration is a measure of how much the price of a bond would change compared to a change in market  interest rates. A bond's value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Fixed-income securities - securities, including bonds and other debt securities, that  represent an obligation by the issuer to pay a specified  rate of interest or dividend at specified times.

Maturity - the time at which the  principal  amount of a bond is scheduled to be returned to investors.

Mortgage-backed  securities - fixed-income  securities  that give the holder the right to receive a portion of principal and/or interest  payments made on a pool of residential or commercial  mortgage loans, which in some cases are guaranteed by government agencies.

U.S.  government agency securities - debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored
enterprises  and  U.S.   government   instrumentalities   that  are  not  direct
obligations  of the United States.  Such  securities may not be supported by the full faith and credit of the United States.

U.S.  government  securities - debt  securities  issued and/or  guaranteed as to principal  and interest by the U.S.  government  that are  supported by the full faith and credit of the United States.

Section 1 -GVIT Enhanced Income Fund Summary and Performance

Objective

The Fund seeks a high level of income while  preserving  capital and  minimizing fluctuations in share value.

Principal Strategies

Under normal  conditions,  the Fund invests  primarily in  high-grade  corporate bonds, U.S.  government  securities and U.S.  government agency securities.  The
Fund also may purchase  mortgage-backed  securities and asset-backed securities, and may  invest  in  fixed-income  securities  that  pay  interest  on  either a fixed-rate or variable basis.

In choosing  securities for the Fund, the portfolio  mangers attempt to identify securities that, in their opinion, offer the best combination of yield, maturity and relative price performance,  based on anticipated  changes in interest rates and in price relationships among various types of fixed-income  securities.  The portfolio managers may sell securities in order to buy others which they believe will better serve the objectives of the Fund.

The Fund is managed so that its duration  ordinarily  will not exceed two years, and the Fund may enter into  certain  derivative  contracts,  such as futures or options,  solely for the purpose of  adjusting  the Fund's  duration in order to minimize fluctuation of the Fund's share value.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Interest rate risk - generally,  when  interest  rates go up, the value of fixed income securities goes down.

Credit risk - a bond issuer may be unable to pay the interest or principal  when due. This risk is more pronounced with junk bonds and other lower rated bonds.

Selection risk - portfolio  management may select  securities that  underperform the Lipper  Ultra-Short  Bond Fund Index or other funds with similar  investment objectives and strategies.

Prepayment risk - certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk - when interest rates rise, certain bond obligations will be paid off by the issuer  more  slowly  than  anticipated,  causing  the value of these securities to fall.

Call and  redemption  risk - some  bonds  allow  the  issuer  to call a bond for redemption  before it  matures.  If this  happens,  the Fund may be  required to invest the proceeds in securities with lower yields.

Derivatives risk - derivatives can disproportionately increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values, or other such measures underlying derivatives change in unexpected ways.
They also present default risks if the  counterparty  to a derivatives  contract fails to fulfill its obligations to the Fund.

If the value of the Fund's investments goes down, you may lose money.

Performance

Performance  information is not provided  because the Fund had not completed one full calendar year of operation as of the date of this prospectus.

Fees and Expenses

This table  describes  the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees (paid
directly from your
investment) (1)                    Class ID Shares     Class II Shares     Class VII Shares

Short-Term Trading Fee (as a
percentage of amount redeemed)                 N/A                 N/A                  N/A

Annual Fund Operating
Expenses (deducted from Fund
assets)

Management Fees (paid to have
the Fund's investments
professionally managed)                      0.35%               0.35%                0.35%

Distribution and/or Service
(12b-1) Fees                                  None               0.25%                0.40%

Other Expenses (2)                         [0.11]%             [0.21]%              [0.21]%

Total Annual Fund Operating                [0.46]%             [0.81]%              [0.96]%
Expenses

Amount of Fee Waiver/Expense               [0.01]%             [0.01]%              [0.01]%
Reimbursements

Total Annual Fund Operating
Expenses (After
Waivers/Reimbursements)                    [0.45]%             [0.80]%              [0.95]%

(1)  Variable insurance contracts impose sales charges and other expenses on variable insurance  contract holders.  Such sales charges and other expenses are described in the variable insurance contract's prospectus.

(2)  "Other Expenses" reflect administrative services fees which currently are
[0.10]% but which are permitted to be as high as 0.25% with respect to the Class
II and Class VII shares.  The full 0.25% in administrative  services fees is not reflected in "Other  Expenses" at this time because the Fund does not  currently sell its shares to insurance  companies  that charge the full amount  permitted.
Class ID shares do not pay an administrative services fee.

Example

This  Example is intended to help you to compare  the cost of  investing  in the
Fund with the cost of  investing in other mutual  funds.  The Example,  however, does not include charges that are imposed by variable  insurance  contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes a 5% return each year and no changes in expenses.  Although  your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year     3 Years     5 Years     10 Years

Class ID       [ ]        [ ]         [ ]         [ ]

Class II       [ ]        [ ]         [ ]         [ ]

Class VII      [ ]        [ ]         [ ]         [ ]

Section 2 - Fund Details

Additional Information about Investments, Investment Techniques, and Risks

Interest rate risk - prices of fixed-income  securities  generally increase when interest  rates  decline and decrease when interest  rates  increase.  Prices of longer term  securities  generally  change  more in  response  to interest  rate changes than prices of shorter term  securities.  To the extent a Fund invests a substantial  portion of its assets in  fixed-income  securities with longer term maturities,  rising interest rates may cause the value of the Fund's investments to decline significantly.

Credit  risk - the risk that the issuer  will be unable to pay the  interest  or principal  when due.  The degree of credit  risk  depends on both the  financial condition of the issuer and the terms of the obligation.  Changes in an issuer's credit  rating  can also  adversely  affect  the value of a Fund's  investments.
High-yield  bonds are generally  more exposed to credit risk than are investment grade securities.

Event risk - the risk that a corporate  event such as a  restructuring,  merger, leveraged  buyout,  takeover,  or  similar  action may cause a decline in market value or credit  quality  of the  company's  bonds due to factors  including  an unfavorable market response or a resulting increase in the company's debt. Added debt may significantly reduce the credit quality and market value of a company's bonds.

U.S.  government  securities  and  U.S.  government  agency  securities  -  U.S.
government  securities  include  Treasury  bills,  notes  and  bonds  issued  or guaranteed by the U.S.  government.  Because these  securities are backed by the full faith and credit of the U.S.  government,  they present little credit risk.
However,  the  U.S.  government  does  not  guarantee  the  market  value of its securities,  and interest rate changes,  prepayment  rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

o    the Federal Housing Administration, the Farmers Home Administration and the
     Government   National  Mortgage   Association   ("GNMA"),   including  GNMA
     pass-through certificates

o    the Federal Home Loan Banks

o    the Federal National Mortgage Association ("FNMA")

o    the Student  Loan  Marketing  Association  and Federal  Home Loan  Mortgage
     Corporation ("FHLMC")

o    the Federal Farm Credit Banks

Unlike U.S.  government  securities,  U.S.  government  agency  securities  have different  levels of  credit  support  from the  government.  GNMA  pass-through mortgage certificates are backed by the full faith and credit of the U.S.  government.  While  FNMA,  FHLMC and the  Federal  Home Loan Banks are
chartered by Acts of Congress, their securities are backed only by the credit of the  respective  instrumentality  and are not issued or  guaranteed  by the U.S.
government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and  performance of a Fund are not guaranteed.

Mortgage-backed  securities - these fixed-income  securities represent the right to receive a portion of principal  and/or  interest  payments  made on a pool of residential or commercial  mortgage loans.  When interest rates fall,  borrowers may  refinance  or  otherwise  repay  principal  on  their  loans  earlier  than scheduled.  When this happens, certain types of mortgage-backed  securities will be paid off more quickly  than  originally  anticipated  and a Fund will have to invest the  proceeds  in  securities  with lower  yields.  This risk is known as
"prepayment  risk." When interest rates rise,  certain types of  mortgage-backed securities  will be paid off more slowly  than  originally  anticipated  and the value of these securities will fall. This risk is known as "extension risk."

Because of prepayment risk and extension risk,  mortgage-backed securities react differently  to changes in interest  rates than other  fixed-income  securities.
Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Asset-backed securities - Like traditional fixed-income securities, the value of asset-backed  securities  typically  increases  when  interest  rates  fall  and decreases when interest rates rise. Certain asset-backed  securities may also be subject to the risk of  prepayment.  In a period of  declining  interest  rates, borrowers  may pay what they owe on the  underlying  assets  more  quickly  than anticipated.  Prepayment  reduces the yield to maturity  and the average life of the asset-backed  securities.  In addition, when the Fund reinvests the proceeds of a  prepayment  it may receive a lower  interest  rate.  In a period of rising interest  rates,  prepayments  may occur at a slower  rate than  expected.  As a result,  the average maturity of a Fund's  portfolio may increase.  The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

Repurchase  agreements - When  entering  into a repurchase  agreement,  the Fund essentially  makes a short-term loan to a qualified bank or  broker-dealer.  The
Fund buys  securities that the seller has agreed to buy back as a specified time and at a set price that includes interest.  There is a risk that the seller will be unable to buy back the  securities  at the time  required  and the Fund could experience delays in recovering amounts owed to it.

Derivatives - a derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative  because its value changes in relation to the  performance of an underlying  stock.  The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of
the  underlying   commodity  or  security.   Derivatives  present  the  risk  of
disproportionately  increased losses and/or reduced opportunities for gains when the  financial  asset to which the  derivative  is linked  changes in unexpected ways. Some risks of investing in derivatives include the risk that:

o    the  other  party  to the  derivatives  contract  may fail to  fulfill  its obligations

o    their  use may  reduce  liquidity  and  make  the  Fund  harder  to  value, especially in declining markets

o    the Fund may suffer  disproportionately heavy losses relative to the amount invested

o    changes in the value of  derivatives  may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Zero coupon  bonds - These  securities  pay no  interest  during the life of the security,  and are issued by a wide variety of governmental  issuers. They often are sold at a deep  discount.  Zero coupon bonds may be subject to greater price changes as a result of  changing  interest  rates  than bonds that make  regular interest  payments;  their value  tends to grow more  during  periods of falling interest  rates and,  conversely,  tends to fall more  during  periods of rising interest  rates.  Although not traded on a national  securities  exchange,  zero coupon  bonds are  widely  traded by brokers  and  dealers,  and are  considered liquid.  Holders of zero coupon bonds are required by federal income tax laws to pay interest on the payments  they would have  received had a payment been made.
To avoid federal income tax liability,  a fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

Floating  and variable  rate  securities  - These  securities  do not have fixed interest rates.  Instead,  the rates change over time.  Floating rate securities have interest  rates that vary with changes to a specific  measure,  such as the
Treasury bill rate.  Variable rate securities have interest rates that change at preset  times based on the specific  measure.  Some  floating and variable  rate securities  may be  callable by the  issuer,  meaning  that they can be paid off before their maturity date.

Like other fixed income  securities,  floating and variable rate  securities are subject to interest rate risk.  Securities that are callable are also subject to the risk  that a Fund  will be  repaid  prior to the  stated  maturity,  and the proceeds may be required to invest in lower  yielding  securities  that reduce a
Fund's income. A Fund will only purchase a floating or variable rate security of the same quality as the debt securities it would otherwise purchase.

Securities lending - The Fund may lend securities,  which involves the risk that the borrower  may fail to return the  securities  in a timely  manner or at all.
Consequently,  the Fund may lose money and there could be a delay in  recovering the loaned securities. The Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls,  including the value of  investments  made with cash  collateral.  These events  could under  certain circumstances trigger adverse tax consequences to the Fund.

Portfolio  turnover  - The Fund may  engage in active  and  frequent  trading of portfolio  securities.  A higher portfolio  turnover rate increases  transaction costs and as a result  may  adversely  impact  the  Fund's  performance  and may increase share price volatility.

Temporary  investments - The Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund's  management  believes  that  business,  economic,  political or financial conditions warrant,  theFund may invest without limit in cash or money market cash equivalents, including:

o    short-term U.S. government securities

o    certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks

o    prime quality commercial paper

o    repurchase  agreements covering any of the securities in which the Fund may invest directly, and

o    shares of other investment companies that invest in securities in which the
     Fund may invest, to the extent permitted by applicable law

The use of  temporary  investments  prevents  the Fund from fully  pursuing  its investment objective, and the Fund may miss potential market upswings.

A description  of the Fund's  policies and  procedures  regarding the release of
portfolio  holdings   information  is  available  in  the  Funds'  Statement  of
Additional Information.

The Fund currently  posts its top ten portfolio  holdings each fiscal quarter on the Trust's  internet  site at  www.gartmorefunds.com.  The top 10 holdings  are available  no earlier than 10 business  days after the end of the Fund's  fiscal quarter  and will  remain  available  until the Fund  files  its next  quarterly portfolio  holdings  report on Form  N-CSR or Form N-Q with the  Securities  and
Exchange Commission.

Section 3 - Fund Management

Investment Adviser

Gartmore Morley Capital Management,  Inc. ("GMCM"), located at 5665 S.W. Meadows
Road, Lake Oswego,  Oregon 97035, is the investment  adviser for the Fund and is responsible for managing the Fund's investments and supervising the Fund's daily business affairs.  GMCM was organized in 1983 as an Oregon  corporation and is a registered  investment  adviser.  The firm  focuses  its  investment  management
business  on  providing  fixed  income  management   services  to  tax-qualified
retirement  plans,  mutual  funds,  collective  investment  trusts and  separate investment accounts.

GMCM is a wholly owned  subsidiary of Gartmore Morley Financial  Services,  Inc.
("GMFS"). GMFS, an Oregon corporation,  is a wholly owned subsidiary of Gartmore
Global Investments, Inc.

GMCM is part of the  Gartmore  Group,  the asset  management  arm of  Nationwide
Mutual Insurance  Company.  Gartmore Group represents a unified global marketing and  investment  platform  featuring  several  affiliated  investment  advisers.
Collectively,  these  affiliates  (located in the U.S., U.K. and Japan) had over
[$__] billion in net assets under management as of December 31, 2005.

The Fund  pays  GMCM a  management  fee based on the  Fund's  average  daily net assets.  The total management fee, expressed as a percentage of a Fund's average daily net assets and not taking into account any applicable waivers, is 0.35%.

Portfolio Management

A team of  portfolio  managers  from  GMCM  is  responsible  for the  day-to-day management of the Fund.

Perpetua M. Phillips,  vice president and senior  portfolio  manager,  and Shane
Johnston,  portfolio manager,  are responsible for the day-to-day  management of the Fund, including the selection of the Fund's investments.

Ms. Phillips joined GMCM in 1999. She has sixteen years of experience in finance and  investments  including  portfolio  management  of indexed and total  return portfolios and fixed income research and analysis.

Mr. Johnston joined GMCM in 2000. He has five years of experience in finance and investments including fixed income portfolio management and trading.

Additional Information about the Portfolio Managers

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's  ownership of securities in the Fund managed by the portfolio manager, if any.

Section 4 - Investment with Gartmore

Choosing a Share Class

Shares  of the  Funds  generally  are sold to  separate  accounts  of  insurance companies,  including  Nationwide Life Insurance  Company and its affiliate life insurance  companies,  (collectively,  "Nationwide"),  to fund benefits  payable under variable insurance contracts.  Class ID shares are primarily sold to other registered  investment companies that operate as  "funds-of-funds,"  such as the
GVIT Investor  Destinations Series.  Insurance companies,  including Nationwide, who provide  additional  services  necessary for them to receive 12b-1 fees, may sell Class II and Class VII shares.

Shares of the Funds are not sold to individual investors.

The separate  accounts  purchase  shares of the Fund in accordance with variable account allocation  instructions  received from owners of the variable insurance contracts. The Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different  provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance  company  directly for details  concerning these transactions.

Please check with your  insurance  company to determine if the Fund is available under  your  variable  insurance  contract.  This  prospectus  should be read in conjunction  with  the  prospectus  of the  separate  account  of your  specific variable insurance contract.

The Fund currently does not foresee any  disadvantages to the owners of variable insurance contracts arising out of the fact that the Fund may offer their shares to the separate  accounts of various other insurance  companies to fund benefits of these variable insurance contracts.  Nevertheless,  the Trustees will monitor events in order to identify  any  material  irreconcilable  conflicts  which may arise (such as those  arising from tax or other  differences),  and to determine what action,  if any, should be taken in response to such  conflicts.  If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the Fund and shares of another fund may be  substituted.  This  might  force  a  Fund  to  sell  its  securities  at disadvantageous prices.

The distributor for the Fund is Gartmore Distribution Services, Inc. ("GDSI").

Purchase Price

The purchase price of each share of the Fund is its net asset value ("NAV") next determined  after the order is  received in good order by the Fund or its agent.
No sales charge is imposed on the purchase of the Fund's shares:  however,  your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the  securities  and other assets owned by the Fund less its  liabilities.  The NAV for a class is  determined by dividing the total market  value of the  securities  and other  assets of a Fund  allocable to such class, less its liabilities allocable to that class, by the total number of that class' outstanding  shares. NAV is determined at the close of regular trading on the New  York  Stock  Exchange  (usually  4 p.m.  Eastern  Time) on each day the
Exchange  is open for  trading.  The Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Fund does not determine NAV on the following days:

o    New Year's Day

o    Martin Luther King, Jr. Day

o    Presidents' Day

o    Good Friday

o    Memorial Day

o    Independence Day

o    Labor Day

o    Thanksgiving Day

o    Christmas Day

o    Other days when the New York Stock Exchange is closed.

To the extent that the Fund's  investments  are traded in markets  that are open when the New York Stock Exchange is closed,  the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

Fair Valuation

In  determining  NAV,  the Fund's  assets are valued  primarily  on the basis of market  quotations.  However,  the Board of Trustees has adopted  procedures for making  "fair  value"  determinations  if  market  quotations  are  not  readily available or if the Fund's  administrator  or agent believes a market price does not represent fair value. Fair value  determinations are required for securities whose value is affected by a  "significant"  event that  materially  affects the value of a  security  and which  occurs  subsequent  to the time of close of the principal  market on which such security  trades but prior to the calculation of the Fund's NAV.

The Fund's foreign equity  securities  holdings,  if any, will also be valued at fair value in the circumstances described below.  Generally,  trading in foreign securities markets is completed each day at various times prior to the time that the Fund's NAV is calculated.  Due to the time differences  between the closings of the relevant foreign securities exchanges and the time that the Fund's NAV is calculated,  the Fund will fair value its  foreign  investments  when the market quotations for the foreign  investments  either are not readily available or are unreliable and,  therefore,  do not represent fair value. The Fund will use fair value  pricing in an attempt to take into account how certain  events may impact the last  closing  price for a particular  security  that is traded in a foreign market  after that  foreign  market has  closed.  This will be based on how such events are perceived (positive,  negative or neither) in U.S. markets. For these purposes,  the Board of Trustees of the Trust has  determined  that movements in relevant indices or other appropriate market indicators,  after the close of the foreign  securities  exchanges,  may  demonstrate  that  market  quotations  are
unreliable,   and  may  trigger  fair  value  pricing  for  certain  securities.
Consequently,  fair value pricing of securities may occur on a daily basis.  The fair value  pricing  by the Trust  utilizes  data  furnished  by an  independent pricing service (and that data draws upon, among other  information,  the market values of foreign  investments).  The fair value prices of portfolio  securities generally  will be used when it is  determined  that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published  prices of the  investments  on their primary markets or exchanges.

By fair  valuing  a  security  whose  price  may have  been  affected  by events occurring  after the close of trading in its respective  market or by news after the last market pricing of the security,  the Funds attempt to establish a price that they might  reasonably  expect to  receive  upon the  current  sale of that security.  These procedures are intended to help ensure that the prices at which the Fund  shares  are  purchased  and  redeemed  are fair,  and do not result in dilution of shareholder interests or other harm to shareholders.

Selling Shares

Shares may be sold  (redeemed)  at any time,  subject  to  certain  restrictions described below. The redemption price is the NAV per share next determined after the order is  received  in good order by the Fund or its agent.  Of course,  the value of the shares sold may be more or less than their original  purchase price depending upon the market value of a Fund's investments at the time of sale.

Because variable insurance contracts may have different  provisions with respect to the timing and method of  redemptions,  variable  insurance  contract  owners should contact their  insurance  company  directly for details  concerning  this transaction.

Restrictions on Sales

Shares of a Fund may not be  redeemed  or a Fund may delay  paying the  proceeds from a  redemption  when the New York  Stock  Exchange  is  closed  (other  than customary  weekend  and  holiday  closings)  or if trading is  restricted  or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable  insurance  contract is willing to provide notice to investors,  a Fund may delay or refuse any exchange,  transfer or  redemption  request.  Such request may be delayed if the investor  redeeming shares is  engaged in  excessive  trading,  or if the  amount of the  redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

Excessive or Short-Term Trading

The Funds seek to discourage short-term or excessive trading (often described as
"market timing").  Excessive trading (either frequent exchanges between Funds or sales and repurchases of Funds within a short time period) may:

o    disrupt portfolio management strategies,

o    increase brokerage and other transaction costs, and

o    negatively  impact fund  performance  for all variable  insurance  contract owners indirectly investing in the Fund.

The Fund may be more or less  affected  by  short-term  trading in Fund  shares, depending on various  factors such as the size of the Fund, the amount of assets the Fund  typically  maintains in cash or cash  equivalents,  the dollar amount, number,  and frequency of trades in Fund shares and other factors.  The Fund, to the extent  that it invests in foreign  securities,  may be at greater  risk for excessive trading.  Investors may attempt to take advantage of anticipated price movements in securities held by the Fund

based on events  occurring  after the close of a foreign  market that may not be reflected  in  the  Fund's  NAV  (referred  to as  "arbitrage  market  timing").
Arbitrage  market  timing may also be attempted  in funds that hold  significant investments in small cap securities,  high-yield (junk) bonds and other types of investments  that may not be frequently  traded.  There is the possibility  that arbitrage market timing,  under certain  circumstances,  may dilute the value of
Fund shares if redeeming  shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect  appropriate  fair value  prices.  The Board of Trustees has adopted and  implemented  policies and procedures to detect, discourage and prevent excessive short-term trading in all
Classes of the Fund and does not accommodate such excessive  short-term trading.
These procedures are described below.

Monitoring of Trading Activity

It is difficult for the Fund to monitor short-term trading because the insurance companies  that  issue  variable  contracts  that  invest in the Fund  typically aggregate the trades of all of their  respective  contract holders into a single purchase, sale or exchange transaction.  Additionally,  most insurance companies combine all of their contract holders' investments into a single omnibus account in each Fund.  Therefore,  the Fund typically cannot  identify,  and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated  trade or omnibus account but must rely instead on the insurance company to monitor its individual  contract holder trades to identify individual short-term traders.

Subject to the  above-described  limitations,  the Fund does,  however,  monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified,  will request that the applicable  insurance company investigate the activity,  inform the Fund whether or not  short-term  trading by an  individual contract holder is occurring and take steps to prevent future  short-term trades by such contract holder.

With respect to the  Nationwide  variable  insurance  contracts  which offer the
Fund,  Nationwide monitors redemption and repurchase activity,  and as a general matter,  Nationwide  currently  limits the number and frequency of trades as set forth in your  Nationwide  prospectus.  Other  insurance  companies  may  employ different  policies or provide  different  levels of  cooperation  in monitoring trading activity and complying with Fund requests.

Restrictions on Transactions

As described above, each insurance company has its own policies and restrictions on short-term  trading.  Additionally,  the term and  restrictions on short-term trading may vary from one  variable  insurance  contract  to another  even among those  contracts  issued  by the same  insurance  company.  Therefore,  contract holders  should  consult your own variable  insurance  contract for the specific short-term trading periods and restrictions.

Whenever the Fund is able to identify  short-term trades and or traders,  it has broad authority to take  discretionary  action against market timers and against particular trades and uniformly will apply the short-term  trading  restrictions to all such trades that the Fund identifies.  As described above,  however,  the
Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades,  these may result in increased  costs to all Fund  shareholders  as described below. When identified, the Fund has sole discretion to:

o    Restrict   purchases  or  exchanges  that  they  or  their  agents  believe constitute excessive trading.

o    Reject transactions that violate a Fund's excessive trading policies or its exchange limits.

Distribution and Service Plan

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the
Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company
Act,  which  permits  the  Fund  to  compensate  the  distributor  for  expenses associated  with  distributing  and selling Class II and Class VII shares of the
Fund and providing shareholder services.  Under that Distribution Plan, the Fund pays its  distributor  from  its  Class II and  Class  VII  shares a fee that is accrued  daily and paid  monthly.  The  amount  of this fee shall not  exceed an annual  amount of 0.25% of the Fund's Class II shares'  average daily net assets and 0.40% of the Fund's Class VII shares' average daily net assets.

Administrative Services Plan

In addition to 12b-1 fees,  shares of the Fund are also subject to fees pursuant to an  Administrative  Services  Plan  adopted by the Fund's  Board of Trustees.
These fees are paid by the Fund to insurance  companies or their  affiliates who provide  administrative  support services to variable insurance contract holders on behalf of the Fund. Under the Administrative  Services Plan, the Fund may pay
an insurance  company or its  affiliates a maximum annual fee of 0.25% for Class
II and Class VII shares;  however,  many  insurance  companies do not charge the maximum  permitted fee or even a portion thereof.  Class ID shares do not pay an administrative services fee.

Because these fees are paid out of the Fund's assets on an ongoing basis,  these fees will increase the cost of your  investment  over time and may cost you more than paying other types of sales charges.

Revenue Sharing

GMCM and/or its  affiliates  (collectively  "Gartmore")  may make  payments  for marketing, promotional or related services provided by:

o    insurance  companies  that offer sub  accounts  in the Funds as  underlying investment options in variable annuity contracts or

o    broker-dealers  and  other  financial  intermediaries  that  sell  variable insurance contracts that include such options.

These payments are often referred to as "revenue sharing payments." The level of such  payments  may be  based  on  factors  that  include,  without  limitation, differing  levels  or types  of  services  provided  by the  insurance  company, broker-dealer or other financial  intermediary,  the expected level of assets or sales of shares,  the placing of the Fund on a  recommended  or preferred  list, access  to an  intermediary's  personnel  and  other  factors.  Revenue  sharing payments are paid from  Gartmore's own  legitimate  profits and other of its own resources  (not from the Fund) and may be in addition to any Rule 12b-1 payments that are paid.  The Board of Trustees  of the Fund will  monitor  these  revenue sharing arrangements as well as the payment of advisory fees paid by the Fund to its Adviser to ensure that the levels of such  advisory  fees do not involve the indirect use of the Fund's assets to pay for  marketing,  promotional or related services.  Because revenue sharing  payments are paid by Gartmore,  and not from the Fund's

assets, the amount of any revenue sharing payments is determined by Gartmore.

In addition to the revenue sharing payments described above,  Gartmore may offer other incentives to sell variable insurance contract sub accounts in the form of sponsorship of educational or other client seminars relating to current products and issues,  assistance  in training or educating an  intermediary's  personnel, and/or entertainment or meals. These payments may also include, at the direction
of  a  retirement   plan's  named  fiduciary,   amounts  to  a  retirement  plan
intermediary  to offset  certain plan  expenses or otherwise  for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

o    GDSI and other affiliates of GMCM

o    broker-dealers and other financial  intermediaries  that sell such variable insurance contracts

o    insurance  companies  that  include  shares  of  the  Funds  as  underlying subaccount options

Payments  must be based on current or past sales of sub  accounts  investing  in shares of the Fund,  current or  historical  assets,  or a flat fee for specific services provided. In some circumstances,  such payments may create an incentive for an  insurance  company or  intermediary  or their  employees  or  associated persons to:

o    recommend a particular variable insurance contract or specific sub accounts representing  shares of the Fund to you  instead  of  recommending  options offered by competing insurance companies

o    sell  shares  of the Fund to you  instead  of shares  of funds  offered  by competing fund families

Contact your financial intermediary for details about revenue sharing payments.

Notwithstanding  the revenue sharing  payments  described  above, all investment advisers  and  subadvisers  to the  Trust  are  prohibited  from  considering  a broker-dealer's  sale of any of the  Trust's  shares,  or the  inclusion  of the
Trust's shares in an insurance  contract  provided by an insurance  affiliate of the  broker-dealer,  in selecting such  broker-dealer  for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally  may have  assisted  these  customers in the purchase of variable insurance  contracts  issued by Nationwide Life Insurance  Company or Nationwide
Life & Annuity Insurance Company,  affiliates of Gartmore, although neither such assistance  nor the  volume  of  shares  sold  of the  Trust  or any  affiliated investment  company is a qualifying or  disqualifying  factor in the  investment adviser's selection of such broker-dealer for portfolio transaction execution.

The insurance  company that provides your contract may also make similar revenue sharing payments to brokerdealers and other financial intermediaries in order to promote the sale of such insurance  contracts.  Contact your insurance  provider and/or financial  intermediary for details about revenue sharing payments it may pay or receive.

Section 5 - Distributions and Taxes

Dividends and Distributions

Substantially all of the Fund's net investment income, if any, will be paid as a dividend  each  quarter in the form of  additional  shares of the Fund.  Any net capital  gains  realized by the Fund from the sale of its  portfolio  securities will be declared and paid to shareholders annually.

Tax Status

The tax  treatment  of  payments  made under a variable  insurance  contract  is described in the prospectus for the contract.  Generally, the owners of variable insurance  contracts are not taxed  currently on income or gains  realized under such  contracts  until  the  income  or gain  is  distributed.  However,  income distributions from these contracts will be taxable at ordinary income tax rates.
In  addition,  distributions  made to an owner who is younger  than  591/2may be subject to a 10% penalty  tax.  Investors  should ask their own tax advisors for more information on their own tax situation,  including  possible state or local taxes.

Please refer to the SAI for more information  regarding the tax treatment of the
Fund.

Section 6 - Financial Highlights | GVIT Enhanced Income Fund

Information from Gartmore Funds

Please read this  prospectus  before you invest,  and keep it with your records.
This  prospectus  is intended  for use in  connection  with  variable  insurance contracts.  The  following  documents--  which may be obtained  free of charge--
contain  additional  information  about  the Fund:

o    Statement of Additional  Information  (incorporated  by reference into this prospectus)

o    Annual  Reports (which  contain  discussions  of the market  conditions and investment strategies that significantly affected each Fund's performance)

o    Semiannual Reports

To obtain a document free of charge,  call 800-848-6331 or contact your variable insurance  provider.  Because these documents are intended for use in connection with variable insurance  contracts,  Gartmore Funds does not make them available on its website.

Information  from the Securities and Exchange  Commission (SEC)

You can obtain copies of Fund documents from the SEC

o    on the SEC's EDGAR database via the Internet at www.sec.gov,
o    by electronic request to public info@sec.gov,
o    in person at the SEC's Public  Reference  Room in  Washington,  D.C.  (Call
     202-551-8090 for their hours of operation), or
o    by mail by sending  your  request to  Securities  and  Exchange  Commission
     Public Reference Section,  Washington,  D.C.  20549-0102 (The SEC charges a fee to copy any documents.)

Gartmore Funds
1200 River Road, Suite 1000 Conshohocken, PA 19428

                           The Trust's Investment Company Act File No.: 811-3213

(C)2006 Gartmore Global Investments. All rights reserved.

PR-GVIT-ENHINC [5/06]

Index Series

GVIT Bond Index Fund
GVIT International Index Fund
GVIT Small Cap Index Fund

Fund Prospectus | [_______, 2006]

As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not
approved  or  disapproved  these  Funds'  shares  or  determined   whether  this
prospectus is complete or accurate. To state otherwise is a crime.

                                                           www.gartmorefunds.com

     Section 1 - Fund Summary and Performance

     GVIT Bond Index Fund
     GVIT International Index Fund
     GVIT Small Cap Index Fund

     Section 2 - Fund Details
     Additional Information about Investments, Investment Techniques, and Risks

     Section 3 - Fund Management
     Investment Adviser
     Multi-Manager Structure
     Subadvisory Fee Structure
     Additional Information about the Portfolio Managers

     Section 4 - Investing with Gartmore
     Choosing a Share Class
     Purchase Price
     Fair Valuation
     Selling Shares Restrictions on Sales
     Excessive or Short-Term Trading
     Monitoring of Trading Activity
     Restrictions on Transactions
     Short-Term Trading Fees
     Distribution and Service Plan
     Revenue Sharing

     Section 5 - Distributions and Taxes
     Dividends and Distributions
     Tax Status

     Section 6 - Financial Highlights

Back Cover Additional Information

Index Series

Introduction to the Index Series

This prospectus provides information about three funds, (the "Funds") offered by
Gartmore Variable Insurance Trust (the "Trust"):

GVIT Bond Index Fund
GVIT International Index Fund
GVIT Small Cap Index Fund

o    Each Fund seeks to match the performance of a specific market index (before the deduction of Fund expenses).

The following  sections  summarize key  information  about the Funds,  including
information  regarding  their  investment   objectives,   principal  strategies,
principal risks,  performance and fees. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's  performance will be positive for any period of time.

Each Fund's investment objective can be changed without shareholder approval.

A Note about Share Classes

The Funds offer the following share classes:

|X|  GVIT Bond Index Fund - Class ID, Class II and Class VII.

|X|  GVIT International Index Fund - Class ID, Class II, Class VI, Class VII and
     Class VIII.

|X|  GVIT Small Cap Index Fund - Class ID, Class II and Class VII.

An investment in any share class of a Fund  represents an investment in the same assets of the Fund.  However,  the share classes have different expenses and are available for purchase through different variable insurance contracts.  For more information  about who may purchase the different share classes,  see Section 4,
Investing with Gartmore: Choosing a Share Class on page [xx].

A Note about the Index Series

The Funds in the Index Series each employ a "passive  management"  or "indexing"
investment  approach,  seeking to invest  either in a  portfolio  of  securities substantially  the same as the securities  tracked in a benchmark index, or in a statistical  sampling of  securities  listed in the index with the  intention of replicating the index's performance results. Each Fund's performance is expected to  approximately  match the  performance of its  applicable  index prior to the deduction  of Fund  expenses.  Each Fund may  change its  target  index  without shareholder  approval  if  Gartmore  believes  that  a  different  index  better represents the performance of the applicable market segment.

The Funds each employ a  "multi-manager"  structure,  which means that  Gartmore
Mutual Fund Capital  Trust (the  "Adviser" or "Gartmore ") may hire,  replace or terminate one or more unaffiliated subadvisers without shareholder approval. GMF believes this  structure  provides it with  increased  flexibility to manage the
Funds and to operate  them more  efficiently.  See  Section 3, Fund  Management:
Multi-Manager Structure.

Key Terms

In an effort to help you better  understand the many concepts involved in making an investment decision, we have defined the following terms:

Bonds - debt obligations issued by corporations, governments and other issuers.

Common stock - securities representing shares of ownership of a corporation.

Derivative - a contract whose value is based on the performance of an underlying financial asset, index or economic measure.

Duration  - related in part to the  remaining  time  until  maturity  of a bond, duration is a measure of how much the price of a bond would change compared to a change in market  interest rates. A bond's value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Equity securities - common stock,  preferred stock,  securities convertible into common stock or  securities  (or other  investments)  with prices  linked to the value of common stock.

Fixed-income securities - securities, including bonds and other debt securities, that  represent an obligation by the issuer to pay a specified  rate of interest or dividend at specified times.

Investment grade - the four highest rating  categories of nationally  recognized rating agencies, including Moody's, Standard & Poor's and Fitch.

Market capitalization - a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Market-weighted  index - an index in which the  weighting  of each  security  is based on the issuing company's market capitalization.  Changes in the price of a company with a large  capitalization  affect the level of the index more than do changes in the price of a company with a smaller capitalization.

Maturity - the time at which the  principal  amount of a bond is scheduled to be returned to investors.

Mortgage-backed  securities - fixed-income  securities  that give the holder the right to receive a portion of principal and/or interest  payments made on a pool of residential or commercial  mortgage loans, which in some cases are guaranteed by government agencies.

Small-cap companies - companies with market  capitalization  similar to those of companies included in the Russell 2000(R)Index,  ranging from $__ million to $__
billion as of January 31, 2006.

U.S.  government agency securities - debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored
enterprises  and  U.S.   government   instrumentalities   that  are  not  direct
obligations  of the United States.  Such  securities may not be supported by the full faith and credit of the United States.

U.S.  government  securities - debt  securities  issued and/or  guaranteed as to principal  and interest by the U.S.  government  that are  supported by the full faith and credit of the United States.

Section 1 -GVIT Bond Index Fund Summary and Performance

Objective

The Fund seeks to match the performance of the Lehman U.S.  Aggregate Bond Index
( "Lehman Aggregate Index ") as closely as possible before the deduction of Fund expenses.

Principal Strategies

The Fund  employs a "passive"  management  approach,  attempting  to invest in a portfolio of securities whose performance is expected to match approximately the performance of the Lehman Aggregate Index before the deduction of Fund expenses.
Under  normal  conditions,  the Fund  invests  at least 80% of its net assets in bonds and other fixed income  securities that are included in or correlated with the Lehman  Aggregate  Index, as well as derivatives  linked to that index.  The
Lehman  Aggregate  Index  is  composed  primarily  of  U.S.   dollar-denominated
investment grade bonds of different types, including:

|X|  U.S. government securities

|X|  U.S. government agency securities

|X|  corporate bonds issued by U.S. and foreign companies

|X|  mortgage-backed securities

|X|  securities of foreign governments and their agencies

|X|  securities of supranational entities, such as the World Bank

The Fund invests in a statistically selected sampling of bonds that are included in or correlated with the Lehman Aggregate. The Fund does not necessarily invest in all of the bonds in the index, or in the same weightings. The Fund may invest in bonds not  included  in the Lehman  Aggregate  which are  selected to reflect characteristics  such as maturity,  duration,  or credit quality  similar to the
Lehman  Aggregate.  As a result,  the Fund may have different levels of interest rate, credit or prepayment risks from the levels of risks in the index.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Interest rate risk - generally,  when  interest  rates go up, the value of fixed income securities goes down.

Credit risk - a bond issuer may be unable to pay the interest or principal  when due. This risk is more pronounced with high-yield and other lower rated bonds.

Prepayment risk - certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk - when interest rates rise, certain bond obligations will be paid off by the issuer  more  slowly  than  anticipated,  causing  the value of these securities to fall.

Index  fund  risks - the Fund does not use  defensive  strategies  or attempt to reduce its  exposure  to poor  performing  securities.  Correlation  between the
Fund's  performance  and that of the index  may be  negatively  affected  by the
Fund's  expenses,  changes in the  composition  of the index,  and the timing of purchase  and  redemption  of Fund  shares.  Further,  the  Fund  has  operating
expenses,   while  the  index  does  not.  Therefore,  the  Fund  will  tend  to underperform the index to some degree over time.

Foreign  risk - the  Fund's  investments  in  foreign  securities  may  be  more volatile, harder to price and less liquid than U.S. securities.  These risks may be enhanced in emerging market countries.

Derivatives risk - derivatives can disproportionately increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values, or other such measures underlying derivatives change in unexpected ways.
They also present default risks if the  counterparty  to a derivatives  contract fails to fulfill its obligations to the Fund.

Portfolio  turnover  - The Fund may  engage in active  and  frequent  trading of portfolio  securities.  A higher portfolio  turnover rate increases  transaction costs and as a result  may  adversely  impact  the  Fund's  performance  and may increase share price volatility.

If the value of the Fund's investments goes down, you may lose money.

Performance

Performance  information is not provided  because the Fund had not completed one full calendar year of operation as of the date of this prospectus.

Fees and Expenses

This table  describes  the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees (paid
directly from your
investment) (1)                   Class ID Shares     Class II Shares     Class VII Shares

Short-Term Trading Fee (as a
percentage of amount redeemed)                N/A                 N/A                  N/A

Annual Fund Operating
Expenses (deducted from Fund
assets)

Management Fees (paid to have
the Fund's investments                      0.22%               0.22%                0.22%

professionally managed)

Distribution and/or Service
(12b-1) Fees                                 None               0.25%                0.40%

Other Expenses (2)                        [0.10]%             [0.20]%             [0.20] %

Total Annual Fund Operating               [0.32]%             [0.67]%              [0.82]%
Expenses

Amount of Fee Waiver/Expense                0.00%               0.00%                0.00%
Reimbursements

Total Annual Fund Operating
Expenses (After
Waivers/Reimbursements)                   [0.32]%             [0.67]%              [0.82]%

(1)  Variable insurance contracts impose sales charges and other expenses on variable insurance  contract holders.  Such sales charges and other expenses are described in the variable insurance contract's prospectus.

(2)  "Other Expenses" reflect administrative services fees which currently are
[0.10]% but which are  permitted to be as high as 0.25% with respect to Class II and Class VII  shares.  The full 0.25% in  administrative  services  fees is not reflected in "Other  Expenses" at this time because the Fund does not  currently sell its shares to insurance  companies  that charge the full amount  permitted.
Class ID shares do not pay an administrative services fee.

Example

This  Example is intended to help you to compare  the cost of  investing  in the
Fund with the cost of  investing in other mutual  funds.  The Example,  however, does not include charges that are imposed by variable  insurance  contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes a 5% return each year and no changes in expenses.  Although  your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year     3 Years     5 Years     10 Years

Class ID       [ ]        [ ]         [ ]         [ ]

Class II       [ ]        [ ]         [ ]         [ ]

Class VII      [ ]        [ ]         [ ]         [ ]

Section 1 -GVIT International Index Fund Summary and Performance

Objective

The  Fund  seeks  to  match  the  performance  of  the  Morgan  Stanley  Capital
International  Europe,  Australasia  and Far East Index ( "MSCI EAFE Index ") as
closely as possible before the deduction of Fund expenses.

Principal Strategies

The Fund  employs a "passive"  management  approach,  attempting  to invest in a portfolio of securities whose performance is expected to match approximately the performance of the MSCI EAFE Index before the deduction of Fund expenses.  Under normal  conditions,  the Fund  invests  at least 80% of its net assets in equity securities  of  companies  included  in the MSCI EAFE  Index  and in  derivative instruments linked to the MSCI EAFE Index.

The MSCI EAFE Index is a  market-weighted  index  composed  of common  stocks of companies  from various  industrial  sectors whose primary  trading  markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the  larger-capitalization  companies in these markets.  The weighting of the MSCI EAFE Index is based on the relative market  capitalization of each of the countries in the MSCI EAFE Index.

The Fund invests in a  statistically  selected  sample of stocks included in the
MSCI EAFE Index and in  derivative  instruments  linked to the MSCI EAFE  Index, primarily futures contracts.  The Fund does not necessarily invest in all of the securities  in the MSCI  EAFE  Index,  or in the  same  weightings.  The  Fund's portfolio  manager  chooses  investments  so that  the  market  capitalizations, industry  weightings  and other  fundamental  characteristics  of the securities chosen are similar to the MSCI EAFE Index as a whole.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock market risk - the Fund could lose value if the individual  stocks in which the Fund has invested or overall stock markets in which they trade go down.

Index  fund  risks - the Fund does not use  defensive  strategies  or attempt to reduce its exposure to poor performing  stocks.  Correlation  between the Fund's performance  and that of the  index may be  negatively  affected  by the  Fund's expenses,  changes in the  composition of the index,  and the timing of purchase and redemption of Fund shares.  Further, the Fund has operating expenses,  while the index does not.  Therefore,  the Fund will tend to underperform the index to some degree over time.

Foreign  risk - the  Fund's  investments  in  foreign  securities  may  be  more volatile, harder to price and less liquid than U.S. securities.  These risks may be enhanced in emerging market countries.

Derivatives risk - derivatives can disproportionately increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values, or other such measures underlying derivatives change in unexpected ways.
They also present default risks if the  counterparty  to a derivatives  contract fails to fulfill its obligations to the Fund.

If the value of the Fund's investments goes down, you may lose money.

Performance

Performance  information is not provided  because the Fund had not completed one full calendar year of operation as of the date of this prospectus.

Fees and Expenses

This table  describes  the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees (paid
directly from your           Class ID     Class II     Class VI     Class VII     Class VIII
investment) (1)                Shares       Shares       Shares        Shares         Shares

Short-Term Trading Fee
(as a percentage of
amount redeemed)(2)               N/A          N/A        1.00%           N/A          1.00%

Annual Fund Operating
Expenses (deducted from
Fund assets)

Management Fees (paid to
have the Fund's
investments
professionally managed)         0.27%        0.27%        0.27%         0.27%          0.27%

Distribution and/or
Service (12b-1) Fees             None        0.25%        0.25%         0.40%          0.40%

Other Expenses (3)            [0.11]%      [0.11]%      [0.21]%       [0.21]%        [0.21]%

Total Annual Fund             [0.38]%      [0.63]%      [0.73]%       [0.88]%        [0.88]%
Operating Expenses

Amount of Fee                 [0.01]%      [0.01]%      [0.01]%       [0.01]%        [0.01]%
Waiver/Expense
Reimbursements

Total Annual Fund
Operating Expenses
(After
Waivers/Reimbursements)       [0.37]%      [0.62]%      [0.72]%       [0.87]%        [0.87]%

(1)  Variable insurance contracts impose sales charges and other expenses on variable insurance  contract holders.  Such sales charges and other expenses are described in the variable insurance contract's prospectus.

(2)  A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged  will be charged  for any Class VI or Class VIII  shares  redeemed  or exchanged within 60 days after the date they were acquired,  except as described in Section 4, Investing with Gartmore: Short-Term Trading Fees on page [xx].

(3)  "Other Expenses" reflect administrative services fees which currently are
[0.10]% but which are permitted to be as high as 0.25% with respect to Class II,
Class VI,  Class VII, and Class VIII  shares.  The full 0.25% in  administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently  sell its shares to insurance  companies that charge the full amount permitted. Class ID shares do not pay an administrative services fee.

Example

This  Example is intended to help you to compare  the cost of  investing  in the
Fund with the cost of  investing in other mutual  funds.  The Example,  however, does not include charges that are imposed by variable  insurance  contracts.  If these charges were reflected, the expenses listed below would be higher.

With  respect to the Class VI and Class VIII  shares for the Fund,  the  Example does not  include  the effect of the  short-term  trading  fee. If you sell your shares without holding them more than 60 days, a short-term  trading fee will be applied in  addition  to the other Fund  operating  expenses;  as a result,  the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class VI or Class VIII shares for the entire period.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes a 5% return each year and no changes in expenses.  Although  your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year     3 Years     5 Years     10 Years

Class ID       [ ]        [ ]         [ ]         [ ]

Class II       [ ]        [ ]         [ ]         [ ]

Class VI       [ ]        [ ]         [ ]         [ ]

Class VII      [ ]        [ ]         [ ]         [ ]

Class VIII     [ ]        [ ]         [ ]         [ ]

Section 1 -GVIT Small Cap Index Fund Summary and Performance

Objective

The Fund seeks to match the  performance of the Russell  2000(R)Index ( "Russell
2000 ") as closely as possible before the deduction of Fund expenses.

Principal Strategies

The Fund  employs a "passive"  management  approach,  attempting  to invest in a portfolio of securities whose performance is expected to match approximately the performance  of the Russell 2000 before the  deduction of Fund  expenses.  Under normal  conditions,  the Fund  invests  at least 80% of its net assets in equity securities  of  companies  included  in  the  Russell  2000  and  in  derivative instruments linked to the Russell 2000.

The Russell  2000 is a  market-weighted  index  composed of  approximately  2000 common stocks of smaller U.S.  companies in a wide range of businesses chosen by
The Frank  Russell  Company  based on a number of  factors,  including  industry representation, market value, economic sector and operating/financial condition.

The Fund invests in a  statistically  selected  sample of stocks included in the
Russell 2000 and in derivative instruments linked to the Russell 2000, primarily futures contracts. The Fund does not necessarily invest in all of the securities in the Russell 2000, or in the same  weightings.  The Fund's  portfolio  manager chooses investments so that the market capitalizations,  industry weightings and other  fundamental  characteristics  of the securities chosen are similar to the
Russell 2000 as a whole.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock market risk - the Fund could lose value if the individual  stocks in which the Fund has invested or overall stock markets in which they trade go down.

Small-cap  risk - in  general,  stocks  of  small-cap  companies  trade in lower volumes  and are subject to greater or more  unpredictable  price  changes  than larger  cap  securities  or the market  overall.  Small-cap  companies  may have limited  product  lines or  markets,  be less  financially  secure  than  larger companies, or depend on a small number of key personnel. If adverse developments occur,  such  as due to  management  changes  or  product  failure,  the  Fund's investment  in a small-cap  company may lose  substantial  value.  Investing  in small-cap  companies  requires  a  longer  term  investment  view and may not be appropriate for all investors.

Index  fund  risks - the Fund does not use  defensive  strategies  or attempt to reduce its exposure to poor performing  stocks.  Correlation  between the Fund's performance  and that of the  index may be  negatively  affected  by the  Fund's expenses,  changes in the  composition of the index,  and the timing of purchase and redemption of Fund shares.  Further, the Fund has operating expenses,  while the index does not.  Therefore,  the Fund will tend to underperform the index to some degree over time.

Derivatives risk - derivatives can disproportionately increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values, or other such measures underlying derivatives change in unexpected ways.
They also present default risks if the  counterparty  to a derivatives  contract fails to fulfill its obligations to the Fund.

If the value of the Fund's investments goes down, you may lose money.

Performance

Performance  information is not provided  because the Fund had not completed one full calendar year of operation as of the date of this prospectus.

Fees and Expenses

This table  describes  the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees (paid
directly from your
investment) (1)                     Class ID Shares     Class II Shares     Class VII Shares

Short-Term Trading Fee (as a
percentage of amount redeemed)                  N/A                 N/A                  N/A

Annual Fund Operating
Expenses (deducted from Fund
assets)

Management Fees (paid to have
the Fund's investments
professionally managed)                       0.20%               0.20%                0.20%

Distribution and/or Service
(12b-1) Fees                                   None               0.25%                0.40%

Other Expenses (2)                          [0.11]%             [0.21]%              [0.21]%

Total Annual Fund Operating                 [0.31]%             [0.66]%              [0.81]%
Expenses

Amount of Fee Waiver/Expense                [0.01]%             [0.01]%              [0.01]%
Reimbursements

Total Annual Fund Operating
Expenses (After
Waivers/Reimbursements)                     [0.30]%             [0.65]%              [0.80]%

(1)  Variable  insurance  contracts  impose sales charges and other  expenses on variable insurance  contract holders.  Such sales charges and other expenses are described in the variable insurance contract's prospectus.

(2)  "Other Expenses" reflect  administrative  services fees which currently are
[0.10]% but which are  permitted to be as high as 0.25% with respect to Class II and Class VII  shares.  The full 0.25% in  administrative  services  fees is not reflected in "Other  Expenses" at this time because the Fund does not  currently sell its shares to insurance  companies  that charge the full amount  permitted.
Class ID shares do not pay an administrative services fee.

Example

This  Example is intended to help you to compare  the cost of  investing  in the
Fund with the cost of  investing in other mutual  funds.  The Example,  however, does not include charges that are imposed by variable  insurance  contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes a 5% return each year and no changes in expenses.  Although  your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year     3 Years     5 Years     10 Years

Class ID       [ ]        [ ]         [ ]         [ ]

Class II       [ ]        [ ]         [ ]         [ ]

Class VII      [ ]        [ ]         [ ]         [ ]

Section 2 - Fund Details

Additional Information about Investments, Investment Techniques and Risks
More about Index Funds

None of the Funds attempts to buy or sell securities based on Fund  management's economic,  financial  or  market  analysis,  but  instead  employs  a  "passive"
investment  approach.  This means that Fund  management  attempts to invest in a portfolio of assets whose  performance  is expected to match  approximately  the performance of the respective  index before  deduction of Fund expenses.  A Fund will buy or sell securities  only when Fund management  believes it is necessary to do so in order to match the performance of the respective index. Accordingly, it is  anticipated  that a Fund's  portfolio  turnover and trading  costs may be lower than that of an "actively" managed fund. However, the Funds have operating and other expenses,  while an index does not. Therefore,  each Fund will tend to underperform  its target  index to some degree over time.  It is not possible to invest directly in an index itself.

The Funds may invest in derivative securities, primarily exchange traded futures contracts. The use of derivatives allows a Fund to increase or decrease exposure to its target index quickly,  with less cost than buying or selling  securities.
Each Fund will invest in options,  futures and other  derivative  instruments in the following circumstances:

o        purchases of Fund shares increase,

o        to provide liquidity for redemptions of Fund shares and

o        to keep trading costs low.

In  connection  with the use of  derivative  instruments,  a Fund may enter into short  sales  in  order  to  adjust  the  weightings  of  particular  securities
represented  in  a  derivative  to  more  accurately   reflect  the  securities'
weightings in the target index.

Each  of  the  Funds  (except  the  GVIT  Bond  Index  Fund)  utilizes  a  "full replication"  strategy.  However,  when the subadviser believes it would be cost efficient,  a Fund may deviate  from full  replication  and instead  invest in a sampling of stocks in its relevant  index using the  subadviser's  "optimization process ". The  optimization  process is a statistical  sampling  technique that aims to create a portfolio that has aggregate  characteristics,  such as average market capitalization and industry weightings,  similar to those of the relevant index as a whole,  but involves lower  transaction  costs than would be incurred using a full  replication  strategy.  Each  Fund may also  purchase  stocks  not
included  in  the  relevant  index  when  the   subadviser   believes  it  is  a
cost-efficient  way to approximate  the  performance of its relevant index. If a
Fund uses these techniques, it may not track its relevant index as closely as if that Fund were fully replicating the index.

Other Investments

In addition to the investment  strategies  described below, the Funds may invest in illiquid  securities and repurchase  agreements and may lend  securities.  To maintain liquidity, the Funds

also  invest  in  short-term  money  market   instruments  that  are  considered
equivalent  to cash.  These  instruments  may  include  obligations  of the U.S.
government, its agencies or instrumentalities;  highly rated bonds or comparable unrated bonds, commercial paper, bank obligations and repurchase agreements.  To the  extent  that a Fund  invests in short term  money  market  instruments,  it generally  also  invests in options,  futures or other  derivatives  in order to maintain full exposure to its target index, as described above. The Funds do not invest in  derivative  securities or short-term  money market  instruments  as a defensive strategy to lessen their exposure to common stocks or bonds. Each Fund may also invest in derivative securities as described above.

GVIT Bond Index Fund

The Lehman Aggregate Index is a market-weighted index comprised of approximately
6,500 dollar-denominated investment grade bonds with maturities greater than one year.  Lehman Brothers selects bonds for the Lehman Aggregate Index based on its criteria for the index and does not evaluate  whether any particular  bond is an attractive  investment.  Lehman  Brothers  may  periodically  update  the Lehman
Aggregate  Index,  at  which  time  there  may  be  substantial  changes  in the composition of the index.  These  composition  changes may result in significant turnover in the Fund's portfolio as the Fund attempts to mirror the changes.

The GVIT Bond Index Fund may trade  securities  in segments of the  portfolio to the extent necessary to closely mirror the duration of corresponding segments of the index. Accordingly, the Bond Index Fund may have a higher portfolio turnover rate than the other Funds.

All  debt  obligations  purchased  are  determined  to be  within  the top  four categories  by a  rating  agency  at the  time of  investment.  Fund  management monitors any subsequent  rating downgrade of a security to consider what action, if any, should be taken. Downgraded securities are not required to be sold.

The Fund usually invests a substantial  portion of its assets in mortgage-backed securities,  which  may be  either  pass-through  securities  or  collateralized mortgage obligations.

The  Fund  may  purchase  securities  on a  when-issued  basis,  and it may also purchase or sell  securities  for delayed  delivery.  When  entering into such a transaction,  the Fund  buys or  sells  securities  with  payment  and  delivery scheduled to take place in the future,  enabling the Fund to lock in a favorable yield and price.

The Fund may also enter into "dollar rolls ", in which the Fund sells securities for delivery in the current  month and  simultaneously  contracts to  repurchase substantially  similar  securities on a future date from the same party.  During the period  between the Fund's sale of one  security  and  purchase of a similar security, the Fund will not receive principal and interest payments.

The Fund may also enter into standby commitment  agreements in which the Fund is committed,  for a  certain  period  of time,  to buy a stated  amount of a fixed income  security  that may be issued  and sold to the Fund at the  option of the issuer.  The price of the security is fixed at the time of the  commitment,  and the Fund is paid a commitment fee whether or not the security is issued.

GVIT International Index Fund

The MSCI EAFE Index is composed of equity  securities  of larger  capitalization companies from various  industries whose primary trading markets are outside the
United  States.  The  countries  currently  included  in the MSCI EAFE Index are
Australia,  Austria,  Belgium,  Denmark,  Finland, France, Germany, Greece, Hong
Kong, Ireland,  Italy, Japan, The Netherlands,  New Zealand,  Norway,  Portugal,
Singapore,  Spain,  Sweden,  Switzerland  and the United  Kingdom.  The  country weightings are based on each country's relative market capitalization.

Morgan Stanley  Capital  International  Limited ( "Morgan Stanley ") chooses the stocks in the MSCI EAFE Index based on factors including market  capitalization, trading activity and the overall mix of industries represented in the index. The
MSCI EAFE Index is generally  considered to broadly represent the performance of international  stocks.  Morgan  Stanley  selects  stocks for the MSCI EAFE Index based on criteria  for the index and does not  evaluate  whether any  particular stock is an attractive investment.

Morgan Stanley may periodically  update the MSCI EAFE Index, at which time there may be substantial  changes in the composition of the index.  These  composition changes may result in significant  turnover in the Fund's  portfolio as the Fund attempts to mirror the changes.

GVIT Small Cap Index Fund

The Russell 2000 Index is composed of common stocks of the 1,001st - through the
3,000th - largest U.S.  companies,  as determined by The Frank Russell  Company.
The  Russell  2000  Index is  generally  considered  to  broadly  represent  the performance of publicly  traded U.S.  smaller-capitalization  stocks.  The Frank
Russell  Company selects stocks for the Russell 2000 Index based on its criteria for the  index  and  does  not  evaluate  whether  any  particular  stock  is an attractive investment.

The Frank Russell Company updates the Russell 2000 Index once annually, at which time  there may be  substantial  changes  in the  composition  of the index (and consequently, significant turnover in the Fund). Stocks of companies that merge, are acquired or otherwise cease to exist during the year are not replaced in the index until its annual update.

Additional Risks Applicable to All Funds

Derivatives  risk is the  risk  that  the  use of  derivative  securities  could disproportionately  increase losses and/or reduce  opportunities  for gains when security prices, currency rates or interest rates change in unexpected ways.

The Funds may invest in derivatives, primarily futures and options.

Derivatives  investing  involves several  different  risks,  including the risks that:

o    the  other  party  in the  derivatives  contract  may fail to  fulfill  its obligations;

o    the use of  derivatives  may  reduce  liquidity  and make a Fund  harder to value, especially in declining markets;

o    a Fund may suffer disproportionately heavy losses relative to the amount of assets it has invested in derivative contracts; and

o    changes  in  the  value  of  the  derivative  contracts  or  other  hedging instruments  may not  match or fully  offset  changes  in the  value of the hedged  portfolio  securities,  thereby  failing  to achieve  the  original purpose for using the derivatives.

Securities  lending - Each of the Funds may lend securities,  which involves the risk that the borrower may fail to return the  securities  in a timely manner or at all.  Consequently,  a Fund  may lose  money  and  there  could be a delay in recovering  the loaned  securities.  A Fund could also lose money if it does not recover  the  loaned  securities  and/or  the  value  of the  collateral  falls, including the value of investments made with cash collateral.

Borrowing risk - Each of the Funds may borrow for temporary  emergency  purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund's portfolio. Borrowing will cost a Fund  interest  expense and other  fees.  The cost of  borrowing  may reduce a
Fund's return.

Additional Risks Applicable to GVIT Bond Index Fund

Dollar rolls risk - is the risk that the market value of securities  the Fund is committed  to buy may  decline  below the price of the  securities  it has sold.
These  transactions  involve  leverage.  The Fund will engage in dollar rolls to enhance return and not for the purpose of borrowing.

Event risk - is the risk that a corporate event such as a restructuring, merger, leveraged  buyout,  takeover,  or  similar  action may cause a decline in market value or credit  quality  of the  corporation's  stocks or bonds due to  factors including  an  unfavorable  market  response  or a  resulting  increase  in  the company's  debt.  Added debt may  significantly  reduce the credit  quality  and market value of a company's bonds.

Mortgage-backed  securities risk - these fixed-income  securities  represent the right to receive a portion of principal and/or interest  payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may  refinance  or  otherwise  repay  principal  on  their  loans  earlier  than scheduled.  When this happens, certain types of mortgage-backed  securities will be paid off more quickly  than  originally  anticipated  and a Fund will have to invest the  proceeds  in  securities  with lower  yields.  This risk is known as
"prepayment  risk." When interest rates rise,  certain types of  mortgage-backed securities  will be paid off more slowly  than  originally  anticipated  and the value of these securities will fall. This risk is known as "extension risk."

Because of prepayment risk and extension risk,  mortgage-backed securities react differently  to changes in interest  rates than other  fixed-income  securities.
Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Foreign  government  debt  securities  risk  involves the risk that a government entity may delay or refuse to pay  interest or repay  principal  on its debt for reasons including cash flow problems,  insufficient  foreign currency  reserves, political  considerations,  relative size of its debt position to its economy or failure to put economic reforms required by the International Monetary Fund into place. If a government  entity defaults,  it generally will ask for more time to pay or request further loans. There is no bankruptcy  proceeding by which all or part of the debt  securities  that a  government  entity  has not  repaid may be collected.

U.S.  government  securities  and  U.S.  government  agency  securities  -  U.S.
government  securities  include  Treasury  bills,  notes  and  bonds  issued  or guaranteed by the U.S.  government.  Because these  securities are backed by the full faith and credit of the U.S.  government,  they present little credit risk.
However,  the  U.S.  government  does  not  guarantee  the  market  value of its securities,  and interest rate changes,  prepayment  rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

o    the Federal Housing Administration, the Farmers Home Administration and the
     Government  National  Mortgage  Association  (  "GNMA  "),  including  GNMA pass-through certificates

o    the Federal Home Loan Banks

o    the Federal National Mortgage Association ( "FNMA ")

o    the Student  Loan  Marketing  Association  and Federal  Home Loan  Mortgage
     Corporation ( "FHLMC ")

o    the Federal Farm Credit Banks

Unlike U.S.  government  securities,  U.S.  government  agency  securities  have different  levels of  credit  support  from the  government.  GNMA  pass-through mortgage  certificates  are  backed  by the full  faith  and  credit of the U.S.
government.  While FNMA,  FHLMC and the Federal Home Loan Banks are chartered by
Acts  of  Congress,  their  securities  are  backed  only by the  credit  of the respective  instrumentality  and  are  not  issued  or  guaranteed  by the  U.S.
government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and  performance of a Fund are not guaranteed.

Additional Risks Applicable to GVIT Bond Index Fund and GVIT International Index
Fund

Foreign risk is the risk that foreign securities may be more volatile, harder to price and less  liquid than U.S.  securities.  Foreign  investments  involve the following risks in addition to those of U.S. investments:

o    political and economic instability,

o    the impact of currency exchange rate fluctuations,

o    reduced information about issuers,

o    higher transaction costs,

o    less stringent regulatory and accounting standards, and

o    delayed settlement.

Additional  risks include that a foreign  jurisdiction  might impose or increase withholding  taxes on income payable on foreign  securities;  possible  seizure, nationalization  or  expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire  investment  in a certain  market)  and the
possible  adoption  of  foreign  governmental   restrictions  such  as  exchange
controls.

The GVIT Bond Index Fund may invest in  foreign  securities  to the extent  that foreign  securities  are  present  in the  Lehman  Aggregate  Index.  The Lehman
Aggregate Index may also include a portion of foreign securities.  The Fund will invest only in U.S. dollar-denominated foreign securities.

Additional Risk Applicable to GVIT Small Cap Index Fund

Small-cap risk. Investments in smaller, newer companies may involve greater risk than investments in larger, more established  companies because their stocks are usually  less stable in price and less  liquid.  To the extent a Fund invests in stocks of small companies, it may be subject to increased risk.

Additional Risks Applicable to All Funds Except GVIT Bond Index Fund

Stock market risk - The Funds could lose value if the individual stocks in which it has  invested  and/or the  overall  stock  markets on which the stocks  trade decline in price. Stocks and stock markets may experience  short-term volatility
(price  fluctuation)  as well as  extended  periods  of price  decline or little growth. Individual stocks are affected by many factors, including:

o    corporate earnings

o    production

o    management

o    sales, and

o    market trends,  including  investor  demand for a particular type of stock, such as growth or value stocks,  small or large stocks,  or stocks within a particular industry.

Stock markets are affected by numerous  factors,  including  interest rates, the outlook for corporate  profits,  the health of the national and world economies, national and world social and political  events,  and the  fluctuation  of other stock markets around the world.

Temporary  investments - each of the Funds  generally  will be fully invested in accordance with its objective and  strategies.  However,  pending  investment of cash balances,  or if the Fund's  management  believes that business,  economic, political or financial  conditions  warrant,  a Fund may invest without limit in cash or money market cash equivalents, including:

o    short-term U.S. government securities

o    certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks

o    prime quality commercial paper

o    repurchase  agreements covering any of the securities in which the Fund may invest in directly, and

o    shares of other investment companies that invest in securities in which the
     Fund may invest, to the extent permitted by applicable law.

The use of  temporary  investments  prevents  a Fund  from  fully  pursuing  its investment objective, and the Fund may miss potential market upswings.

A description  of the Funds'  policies and  procedures  regarding the release of
portfolio  holdings   information  is  available  in  the  Funds'  Statement  of
Additional Information.

The Funds currently post their top ten portfolio holdings each fiscal quarter on the Trust's  internet  site at  www.gartmorefunds.com.  The top 10 holdings  are available  no earlier than 10 business  days after the end of the Funds'  fiscal quarter  and will  remain  available  until the Funds file their next  quarterly portfolio  holdings  report on Form  N-CSR or Form N-Q with the  Securities  and
Exchange Commission.

Section 3 - Fund Management

Investment Adviser

Gartmore  Mutual  Fund  Capital  Trust  ("GMF"),  1200 River  Road,  Suite 1000,
Conshohocken,  Pennsylvania  19428, is the investment adviser for the Funds. GMF was organized in 1999 as an investment adviser for mutual funds.

GMF was organized in 1999 as an investment adviser for mutual funds. GMF is part of the Gartmore Group, the asset  management arm of Nationwide  Mutual Insurance
Company.  Gartmore Group  represents a unified  global  marketing and investment platform featuring several affiliated investment advisers.  Collectively,  these affiliates (located in the United States, the United Kingdom and Japan) had over
[$__] billion in net assets under management as of December 31, 2005.

Each  Fund pays GMF a  management  fee based on each  Fund's  average  daily net assets.  The  management  fee,  expressed as a percentage of each Fund's average daily net assets and not taking  into  account  any  applicable  waivers,  is as follows:

------------------------------------------------------------------------------------
Fund                                         Assets                        Fee
------------------------------------------------------------------------------------
GVIT Bond Index Fund                           $0 up to $1.5 billion        0.22%
------------------------------------------------------------------------------------
                                       $1.5 billion up to $3 billion        0.21%
------------------------------------------------------------------------------------
                                                 $3 billion and more        0.20%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
GVIT International Index Fund                  $0 up to $1.5 billion        0.27%
------------------------------------------------------------------------------------
                                       $1.5 billion up to $3 billion        0.26%
------------------------------------------------------------------------------------
                                                 $3 billion and more        0.25%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
GVIT Small Cap Index Fund                      $0 up to $1.5 billion        0.20%
------------------------------------------------------------------------------------
                                       $1.5 billion up to $3 billion        0.19%
------------------------------------------------------------------------------------
                                                 $3 billion and more        0.18%
------------------------------------------------------------------------------------

Multi-Manager Structure

GMF and the Trust have  received  an  exemptive  order from the  Securities  and
Exchange  Commission  for a  multi-manager  structure  that  allows GMF to hire, replace or terminate a  subadviser  (excluding  hiring a subadviser  which is an affiliate of GMF) without the  approval of  shareholders.  The order also allows
GMF to revise a subadvisory  agreement with a non-affiliate  subadviser with the
approval  of  the  Trustees  but  without   shareholder   approval.   If  a  new
non-affiliate  subadviser  is hired for either Fund,  shareholders  will receive information about the new subadviser within 90 days of the change. The exemptive
order  allows  these  Funds  greater   flexibility   enabling  them  to  operate
efficiently.

GMF performs the following oversight and evaluation services to these Funds:

o    initial due diligence on prospective Fund subadvisers.

o    monitoring subadviser performance,  including ongoing analysis and periodic consultations.

o    communicating performance expectations and evaluations to the subadvisers.

o    making   recommendations  to  the  Board  of  Trustees  regarding  renewal, modification or termination of a subadviser's contract.

GMF does not expect to recommend subadviser changes frequently, however GMF will periodically  provide  written  reports to the Board of Trustees  regarding  its evaluation and monitoring. Although GMF will monitor the subadviser performance, there is no certainty  that any  subadviser or either of these Funds will obtain favorable results at any given time.

Subadviser

Subject  to the  supervision  of GMF and  the  Board  of  Trustees,  Fund  Asset
Management,  L.P. ( "FAM ") P.O. Box 9011, Princeton, New Jersey 08543-9011,  is
the Funds'  subadviser  and manages each Fund's  assets in  accordance  with its investment  objective and  strategies.  FAM makes  investment  decisions for the
Funds and, in connection  with such  investment  decisions,  places purchase and sell orders for securities.

FAM  is a  wholly-owned  subsidiary  of  Merrill  Lynch  &  Co.,  Inc.  and is a constituent entity within Merrill Lynch Investment Managers,  L.P. ("MLIM"). FAM
and its advisory  affiliates  had  approximately  $[___]  billion in  investment company and other portfolio assets under management as of January 31, 2006. This amount includes assets managed for Merrill Lynch affiliates.

Additional Information About the Portfolio Managers

GVIT BOND INDEX FUND:  Jeffrey B. Hewson,  Michael  Wildstein and Roy Hansen are
responsible for the day-to-day  management of the Fund,  including the selection of the Fund's investments.  Mr. Hewson has been a Director (Global Fixed Income)
of FAM since 1998, a Vice President from 1989 to 1998 and a Portfolio Manager of
FAM since 1985. Mr.  Wildstein joined MLIM in 2001, and is currently a Portfolio
Manager  on the  investment  grade  credit  team.  Prior to  assuming  portfolio management  responsibilities,  Mr. Wildstein covered the Cable & Media,  Telecom and  Technology  sectors  as a Research  Analyst.  Prior to  joining  MLIM,  Mr.
Wildstein   was  the  Senior   Manager  of   finance  at  RCN   Corporation,   a
telecommunication  company  since 1999.  Mr. Roy Hansen has been with MLIM since
1998.  He has worked on the  Institutional  and Retail  Money  Market desk as an
Assistant  Portfolio  Manager and Treasury  Note trader.  Mr. Hansen is the Head
Trader for the investment  grade corporate team and a Portfolio  Manager for the
Merrill  Lynch Index  Funds.  Mr.  Hansen  coordinates  and  executes his team's corporate  and  preferred  transactions  in both  the  secondary  and new  issue markets.

GVIT INTERNATIONAL  INDEX FUND AND GVIT SMALL CAP INDEX FUND PORTFOLIO MANAGERS:
The Funds are managed by the MLIM  Quantitative  Advisors  Management  Team. The
members of the team are Vincent J. Costa,  CFA,  Jeffrey L. Russo, CFA and Debra
L. Jelilian.  The team is jointly  responsible for the day-to-day  management of each Fund. Mr. Costa is the overall investment supervisor for the Funds, and Mr.
Russo and Ms. Jelilian are

primarily  responsible for the day-to-day management of each Fund's investments.
Mr. Costa has been a Managing  Director of MLIM since 2005 and was a Director of
MLIM from 1999 to 2005,  and has been a member of each  Fund's  management  team since 2004.  He is MLIM's Head of  Quantitative  Advisors and has over  eighteen years' experience in investing and in managing index investments.  Mr. Russo has been a Director of MLIM since 2004, and was a Vice  President  thereof from 1999 to 2004,  and has been a member of each Fund's  management  team since 2000. Mr.
Russo has ten years' experience as a portfolio manager and trader.  Ms. Jelilian has been a Director  of MLIM since  1999,  and has been a member of each  Fund's management  team since 2000.  Ms.  Jelilian has thirteen  years'  experience  in investing and in managing index investments.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's  ownership  of  securities  in the  Fund(s)  managed by the  portfolio manager, if any.

Section 4 - Investment with Gartmore

Choosing a Share Class

Shares  of the  Funds  generally  are sold to  separate  accounts  of  insurance companies,  including  Nationwide Life Insurance  Company and its affiliate life insurance  companies,  (collectively,  "Nationwide"),  to fund benefits  payable under variable insurance contracts.  Class ID shares are primarily sold to other registered  investment companies that operate as  "funds-of-funds,"  such as the
GVIT Investor  Destinations  Series.  Class VI and Class VIII shares of the GVIT
International Index Fund may be subject to a short-term trading fee as described
below.  Insurance  companies,   including  Nationwide,  who  provide  additional
services  necessary for them to receive 12b-1 fees, may sell Class II, Class VI,
Class VII and Class VIII shares.  Shares of the Funds are not sold to individual investors.

The separate  accounts  purchase  shares of a Fund in  accordance  with variable account allocation  instructions  received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different  provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance  company  directly for details  concerning these transactions.

Please  check with your  insurance  company to  determine if a Fund is available under  your  variable  insurance  contract.  This  prospectus  should be read in conjunction  with  the  prospectus  of the  separate  account  of your  specific variable insurance contract.

The Funds currently do not foresee any  disadvantages  to the owners of variable insurance  contracts  arising  out of the fact that the  Funds  may offer  their shares to the separate  accounts of various  other  insurance  companies to fund benefits of these variable insurance contracts.  Nevertheless, the Trustees will monitor events in order to identify any material irreconcilable  conflicts which may  arise  (such  as those  arising  from  tax or  other  differences),  and to determine what action, if any, should be taken in response to such conflicts. If such a  conflict  were to  occur,  one or  more  insurance  companies'  separate accounts might be required to withdraw their investments in one or more of these
Funds and shares of another Fund may be substituted.  This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Gartmore Distribution Services, Inc. ("GDSI").

Purchase Price

The purchase  price of each share of a Fund is its net asset value  ("NAV") next determined  after the order is  received in good order by the Fund or its agent.
No sales charge is imposed on the  purchase of a Fund's  shares:  however,  your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the  securities  and other assets owned by the Fund less its  liabilities.  The NAV for a class is  determined by dividing the total market  value of the  securities  and other  assets of a Fund  allocable to such class, less its liabilities allocable to that class, by the total number of that class' outstanding  shares. NAV is determined at the close of regular trading on the New  York  Stock  Exchange  (usually  4 p.m.  Eastern  Time) on each day the
Exchange is open for  trading.  Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not determine NAV on the following days:

o    New Year's Day

o    Martin Luther King, Jr. Day

o    Presidents' Day

o    Good Friday

o    Memorial Day

o    Independence Day

o    Labor Day

o    Thanksgiving Day

o    Christmas Day

o    Other days when the New York Stock Exchange is closed.

To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed,  the value of the Fund's  investments may change on days when shares cannot be purchased or redeemed.

Fair Valuation

In determining  NAV, a Fund's assets are valued primarily on the basis of market quotations.  However,  the Board of Trustees has adopted  procedures  for making
"fair value" determinations if market quotations are not readily available or if the Fund's  administrator  or agent  believes a market price does not  represent fair value. Fair value determinations are required for securities whose value is affected  by a  "significant"  event  that  materially  affects  the  value of a security  and  which  occurs  subsequent  to the time of close of the  principal market on which such security  trades but prior to the calculation of the Fund's
NAV.

A Fund's foreign equity securities holdings, if any, will also be valued at fair value in the  circumstances  described  below.  Generally,  trading  in  foreign securities markets is completed each day at various times prior to the time that a Fund's NAV is calculated.  Due to the time differences between the closings of the  relevant  foreign  securities  exchanges  and the time that a Fund's NAV is calculated,  the Fund will fair value its  foreign  investments  when the market quotations for the foreign  investments  either are not readily available or are unreliable and,  therefore,  do not represent fair value. The Fund will use fair value  pricing in an attempt to take into account how certain  events may impact the last  closing  price for a particular  security  that is traded in a foreign market  after that  foreign  market has  closed.  This will be based on how such events are perceived (positive,  negative or neither) in U.S. markets. For these purposes,  the Board of Trustees of the Trust has  determined  that movements in relevant indices or other appropriate market indicators,  after the close of the foreign  securities  exchanges,  may  demonstrate  that  market  quotations  are
unreliable,   and  may  trigger  fair  value  pricing  for  certain  securities.
Consequently,  fair value pricing of securities may occur on a daily basis.  The fair value  pricing  by the Trust  utilizes  data  furnished  by an  independent pricing service (and that data draws upon, among other  information,  the market values of foreign  investments).  The fair value prices of portfolio  securities generally  will be used when it is  determined  that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published  prices of the  investments  on their primary markets or exchanges.

By fair  valuing  a  security  whose  price  may have  been  affected  by events occurring  after the close of trading in its respective  market or by news after the last market pricing of the security,  the Funds attempt to establish a price that they might  reasonably  expect to  receive  upon the  current  sale of that security.  These procedures are intended to help ensure that the prices at which the Fund  shares  are  purchased  and  redeemed  are fair,  and do not result in dilution of shareholder interests or other harm to shareholders.

Selling Shares

Shares may be sold  (redeemed)  at any time,  subject  to  certain  restrictions described below. The redemption price is the NAV per share next determined after the order is  received  in good order by the Fund or its agent.  Of course,  the value of the shares sold may be more or less than their original  purchase price depending upon the market value of a Fund's investments at the time of sale.

Because variable insurance contracts may have different  provisions with respect to the timing and method of  redemptions,  variable  insurance  contract  owners should contact their  insurance  company  directly for details  concerning  this transaction.

Restrictions on Sales

Shares of a Fund may not be  redeemed  or a Fund may delay  paying the  proceeds from a  redemption  when the New York  Stock  Exchange  is  closed  (other  than customary  weekend  and  holiday  closings)  or if trading is  restricted  or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable  insurance  contract is willing to provide notice to investors,  a Fund may delay or refuse any exchange,  transfer or  redemption  request.  Such request may be delayed if the investor  redeeming shares is  engaged in  excessive  trading,  or if the  amount of the  redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

Excessive or Short-Term Trading

The Funds seek to discourage short-term or excessive trading (often described as
"market timing").  Excessive trading (either frequent exchanges between Funds or sales and repurchases of Funds within a short time period) may:

o    disrupt portfolio management strategies,

o    increase brokerage and other transaction costs, and

o    negatively  impact fund  performance  for all variable  insurance  contract owners indirectly investing in a Fund.

A Fund  may be more or less  affected  by  short-term  trading  in Fund  shares, depending on various  factors such as the size of the Fund, the amount of assets the Fund  typically  maintains in cash or cash  equivalents,  the dollar amount, number,  and  frequency of trades in Fund shares and other  factors.  Funds that invest in foreign  securities,  such as each of these  Funds,  may be at greater risk  for  excessive  trading.  Investors  may  attempt  to  take  advantage  of anticipated price movements in securities held by the Funds

based on events  occurring  after the close of a foreign  market that may not be reflected  in  the  Fund's  NAV  (referred  to as  "arbitrage  market  timing").
Arbitrage  market  timing may also be attempted  in funds that hold  significant investments  in small cap  securities,  such as each of these Funds,  high-yield
(junk) bonds and other types of investments  that may not be frequently  traded.
There  is  the  possibility   that  arbitrage   market  timing,   under  certain
circumstances,  may dilute the value of Fund  shares if  redeeming  shareholders receive  proceeds (and buying  shareholders  receive  shares) based on net asset values that do not reflect  appropriate fair value prices. The Board of Trustees has adopted and  implemented  policies and procedures to detect,  discourage and prevent  excessive  short-term  trading in all Classes of the Funds and does not accommodate such excessive  short-term trading. In addition,  Class VI and Class
VIII shares of the GVIT International  Index Fund were established  specifically for use with newer variable insurance contracts where state law may prohibit the application  of new fees to already  existing  contracts.  These  procedures are described below.

Monitoring of Trading Activity

It is  difficult  for the  Funds  to  monitor  short-term  trading  because  the insurance  companies  that issue  variable  contracts  that  invest in the Funds typically  aggregate the trades of all of their respective contract holders into a single purchase,  sale or exchange transaction.  Additionally,  most insurance companies  combine  all of their  contract  holders'  investments  into a single omnibus account in each Fund. Therefore, the Fund typically cannot identify, and thus cannot successfully  prevent,  short-term trading by an individual contract holder within that aggregated  trade or omnibus account but must rely instead on the  insurance  company to monitor  its  individual  contract  holder  trades to identify individual short-term traders.

Subject to the above-described  limitations,  each Fund does,  however,  monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified,  will request that the applicable  insurance company investigate the activity,  inform the Fund whether or not  short-term  trading by an  individual contract holder is occurring and take steps to prevent future  short-term trades by such contract holder.

With respect to the  Nationwide  variable  insurance  contracts  which offer the
Funds,  Nationwide monitors redemption and repurchase activity, and as a general matter,  Nationwide  currently  limits the number and frequency of trades as set forth in your  Nationwide  prospectus.  Other  insurance  companies  may  employ different  policies or provide  different  levels of  cooperation  in monitoring trading activity and complying with Fund requests.

Restrictions on Transactions

As described above, each insurance company has its own policies and restrictions on short-term  trading.  Additionally,  the term and  restrictions on short-term trading may vary from one  variable  insurance  contract  to another  even among those  contracts  issued  by the same  insurance  company.  Therefore,  contract holders  should  consult your own variable  insurance  contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders,  such Fund has broad  authority to take  discretionary  action  against  market  timers and against  particular  trades  and  uniformly  will apply the  short-term  trading restrictions to all such trades which that Fund identifies.  As described above, however,  the Fund typically requires the assistance of the insurance company to identify  such  short-term  trades  and  traders.  In the event the Fund  cannot identify and prevent such trades, these may result in

increased costs to all Fund  shareholders as described  below.  When identified, the Fund has sole discretion to:

o    Restrict   purchases  or  exchanges  that  they  or  their  agents  believe constitute excessive trading.

o    Reject transactions that violate a Fund's excessive trading policies or its exchange limits.

Short-Term Trading Fees

Because of the potential  costs to the Fund from  short-term  trading,  the GVIT
International Index Fund has adopted short-term trading fees on its Class VI and
Class VIII shares in an effort to  minimize,  as fully as  possible,  the impact short-term  trading in such share  classes may have on the costs that affect all classes  of shares  and  shareholders  in the Fund.  Class ID shares of the GVIT
International  Index Fund are exempt from the short-term  trading fee since that share class is sold primarily to registered investment companies that operate as
"funds-of-funds"  that  purchase  the  Class ID  shares  in  order to  implement specific asset allocation  investment  strategies.  Accordingly,  the funds will assess a short-term  trading fee uniformly on certain  transactions out of Class
VI and Class VIII  shares of the GVIT  International  Index Fund that a separate account  makes on  behalf  of a  variable  insurance  contract  owner  unless an exception  applies as enumerated below. A separate account that redeems Class VI or Class  VIII  shares  of the GVIT  International  Index  Fund on  behalf  of a variable  insurance  contract owner will be subject to a short-term  trading fee equal to 1.00% of the redemption  amount if the separate  account held the Class
VI or Class VIII shares for 60 days or less.  For this  purpose,  if Class VI or
Class VIII (as  applicable)  shares were  purchased on separate days, the shares held on behalf of the  variable  insurance  contract  owner the longest  will be treated as being redeemed  first and the Class VI or Class VIII (as  applicable)
shares held on behalf of the variable  insurance  contract owner the shortest as being redeemed last.

The  short-term  trading fees are deducted  from the proceeds of the sale of the affected Fund shares. Short-term trading fees are paid directly to the Fund, and are intended to offset the cost to the Fund and its other contract owners of the excess  brokerage  commissions and other costs  associated with  fluctuations in
Fund asset levels and cash flow caused by short-term  trading in shares  subject to the fees.  There is no guarantee that these fees will  completely  offset the costs  associated  with  short-term  trading.  In  addition,  to the extent that short-term  trading in the fund  occurs in a variable  insurance  contract  that offers one of the  classes of shares  without a  redemption  fee,  all  contract owners in the Fund may be negatively impacted by such short-term trading and its related costs.

This  short-term  trading fee will not apply to  redemptions  made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term  trading." These exceptions include, but are not limited to, the  redemptions  made by the separate  account for the  following  variable insurance owner transactions:

o    Scheduled and  systematic  redemptions,  including  asset  rebalancing  and dollar-cost averaging;

o    Variable  insurance  contract  withdrawals  or  loans,  including  required minimum distributions; and

o    Redemptions  due to the  movement of funds at  annuitization  of a variable insurance  contract  or  resulting  from the death of a variable  insurance contract owner.

Distribution and Service Plan

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the
Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company
Act,  which  permits  the  Funds to  compensate  the  distributor  for  expenses associated with distributing and selling Class II, Class VI, Class VII and Class
VIII  shares  of  a  Fund  and  providing  shareholder   services.   Under  that
Distribution  Plan,  a Fund pays its  distributor  from its Class II,  Class VI,
Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount  of this fee shall not  exceed an annual  amount of 0.25% of the  average daily net  assets a Fund's  Class II or Class VI shares  and 0.40% for Class VII and Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an  Administrative  Services  Plan  adopted by the Funds'  Board of Trustees.
These fees are paid by the Funds to insurance  companies or their affiliates who provide  administrative  support services to variable insurance contract holders on behalf of the Funds. Under the  Administrative  Services Plan, a Fund may pay
an insurance  company or its  affiliates a maximum annual fee of 0.25% for Class
II,  Class VI,  Class  VII,  and Class  VIII  shares;  however,  many  insurance companies  do not charge the maximum  permitted  fee or even a portion  thereof.
Class ID shares do not pay an administrative services fee.

Because  these fees are paid out of a Fund's assets on an ongoing  basis,  these fees will increase the cost of your  investment  over time and may cost you more than paying other types of sales charges.

Revenue Sharing

GMF  and/or its  affiliates  (collectively  "Gartmore")  may make  payments  for marketing, promotional or related services provided by:

o    insurance  companies  that offer sub  accounts  in the Funds as  underlying investment options in variable annuity contracts or

o    broker-dealers  and  other  financial  intermediaries  that  sell  variable insurance contracts that include such options.

These payments are often referred to as "revenue sharing payments." The level of such  payments  may be  based  on  factors  that  include,  without  limitation, differing  levels  or types  of  services  provided  by the  insurance  company, broker-dealer or other financial  intermediary,  the expected level of assets or sales of shares,  the  placing of some or all of the Funds on a  recommended  or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from Gartmore own legitimate  profits and other of its own  resources  (not from the  Funds) and may be in  addition  to any Rule 12b-1 payments  that are paid.  The Board of Trustees of the Funds will monitor  these revenue sharing arrangements as well as the payment of advisory fees paid by the
Funds to their  respective  advisers to ensure that the levels of such  advisory fees do not involve the indirect use of the Funds' assets to pay for  marketing, promotional or related  services.  Because revenue sharing  payments are paid by
Gartmore,  and not from the Funds'  assets,  the amount of any  revenue  sharing payments is determined by Gartmore.

In addition to the revenue sharing payments described above,  Gartmore may offer other incentives to sell variable insurance contract sub accounts in the form of sponsorship of educational or other client seminars relating to current products and issues,  assistance  in training or educating an  intermediary's  personnel, and/or entertainment or meals. These payments may also include, at the direction
of  a  retirement   plan's  named  fiduciary,   amounts  to  a  retirement  plan
intermediary  to offset  certain plan  expenses or otherwise  for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

o    GDSI and other affiliates of GMF

o    broker-dealers and other financial  intermediaries  that sell such variable insurance contracts

o    insurance  companies  that  include  shares  of  the  Funds  as  underlying subaccount options

Payments  must be based on current or past sales of sub  accounts  investing  in shares of the Funds,  current or historical  assets,  or a flat fee for specific services provided. In some circumstances,  such payments may create an incentive for an  insurance  company or  intermediary  or their  employees  or  associated persons to:

o    recommend a particular variable insurance contract or specific sub accounts representing  shares  of a Fund  to you  instead  of  recommending  options offered by competing insurance companies

o    sell  shares  of a Fund to you  instead  of  shares  of  funds  offered  by competing fund families

Contact your financial intermediary for details about revenue sharing payments.

Notwithstanding  the revenue sharing  payments  described  above, all investment advisers  and  subadvisers  to the  Trust  are  prohibited  from  considering  a broker-dealer's  sale of any of the  Trust's  shares,  or the  inclusion  of the
Trust's shares in an insurance  contract  provided by an insurance  affiliate of the  broker-dealer,  in selecting such  broker-dealer  for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally  may have  assisted  these  customers in the purchase of variable insurance  contracts  issued by Nationwide Life Insurance  Company or Nationwide
Life & Annuity Insurance Company,  affiliates of Gartmore, although neither such assistance  nor the  volume  of  shares  sold  of the  Trust  or any  affiliated investment  company is a qualifying or  disqualifying  factor in the  investment adviser's selection of such broker-dealer for portfolio transaction execution.

The insurance  company that provides your contract may also make similar revenue sharing payments to brokerdealers and other financial intermediaries in order to promote the sale of such insurance  contracts.  Contact your insurance  provider and/or financial  intermediary for details about revenue sharing payments it may pay or receive.

Section 5 - Distributions and Taxes

Dividends and Distributions

Substantially  all of a Fund's net investment  income, if any, will be paid as a dividend  each  quarter in the form of  additional  shares of the Fund.  Any net capital gains realized by a Fund from the sale of its portfolio  securities will be declared and paid to shareholders annually.

Tax Status

The tax  treatment  of  payments  made under a variable  insurance  contract  is described in the prospectus for the contract.  Generally, the owners of variable insurance  contracts are not taxed  currently on income or gains  realized under such  contracts  until  the  income  or gain  is  distributed.  However,  income distributions from these contracts will be taxable at ordinary income tax rates.
In  addition,  distributions  made to an owner who is younger  than  591/2may be subject to a 10% penalty  tax.  Investors  should ask their own tax advisors for more information on their own tax situation,  including  possible state or local taxes.

Please refer to the SAI for more information  regarding the tax treatment of the
Funds.

Section 6 - Financial Highlights

Financial Highlights | GVIT Bond Index Fund

Financial Highlights | GVIT International Index Fund

Financial Highlights | GVIT Small Cap Index Fund

Information from Gartmore Funds

Please read this  prospectus  before you invest,  and keep it with your records.
This  prospectus  is intended  for use in  connection  with  variable  insurance contracts.  The  following  documents--  which may be obtained  free of charge--
contain additional information about the Fund:

o    Statement of Additional  Information  (incorporated  by reference into this prospectus)

o    Annual  Reports (which  contain  discussions  of the market  conditions and investment strategies that significantly affected each Fund's performance)

o    Semiannual Reports

To obtain a document free of charge,  call 800-848-6331 or contact your variable insurance  provider.  Because these documents are intended for use in connection with variable insurance  contracts,  Gartmore Funds does not make them available on its website.

Information from the Securities and Exchange Commission (SEC)

You can obtain copies of Fund documents from the SEC

o    on the SEC's EDGAR database via the Internet at www.sec.gov,
o    by electronic request to public info@sec.gov,
o    in person at the SEC's Public  Reference  Room in  Washington,  D.C.  (Call
     202-551-8090 for their hours of operation), or
o    by mail by sending  your  request to  Securities  and  Exchange  Commission
     Public Reference Section,  Washington,  D.C.  20549-0102 (The SEC charges a fee to copy any documents.)

Gartmore Funds
1200 River Road, Suite 1000 Conshohocken, PA 19428

                           The Trust's Investment Company Act File No.: 811-3213

(C)2006 Gartmore Global Investments. All rights reserved.

PR-GVIT-INDX [5/06]

              THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213

                       STATEMENT OF ADDITIONAL INFORMATION

                                 [_______, 2006]

                        GARTMORE VARIABLE INSURANCE TRUST

GVIT BOND INDEX FUND
GVIT ENHANCED INCOME FUND
GVIT INTERNATIONAL INDEX FUND
GVIT SMALL CAP INDEX FUND

     Gartmore  Variable  Insurance  Trust (the  "Trust"),  a Delaware  statutory trust,  is  a  registered  open-end,  management  investment  company  currently consisting of 39 series. This Statement of Additional Information relates to the four series of the Trust  listed  above (each,  a "Fund" and  collectively,  the
"Funds").

     This  Statement of  Additional  Information  is not a  prospectus  but this
Statement of  Additional  Information  is  incorporated  by  reference  into the following Prospectuses. It contains information in addition to and more detailed than that set  forth in the  Prospectuses  for the  Funds and  should be read in conjunction with the following Prospectuses:

o    GVIT Bond Index Fund, GVIT  International  Index Fund, GVIT Small Cap Index
     Fund dated [_______, 2006].

o    GVIT Enhanced Income Fund [_______, 2006].

     Terms not defined in this  Statement  of  Additional  Information  have the meanings assigned to them in the Prospectuses.  The Prospectuses may be obtained from Gartmore Funds, P.O. Box 182205,  Columbus, Ohio 43218-2202,  or by calling toll free 1-800-848-6331.

                                                                           PAGE

General Information and History................................               1
Additional Information on Portfolio Instruments and
Investment Policies............................................               1
Description of Portfolio Instruments and Investment

                                      -ii-

GENERAL INFORMATION AND HISTORY

     Gartmore Variable  Insurance Trust,  formerly  Nationwide  Separate Account
Trust, is an open-end investment company organized under the laws of Delaware by an Amended and Restated  Agreement and  Declaration of Trust,  dated October 28,
2004,  as amended to date.  The Trust,  originally  organized  under the laws of
Massachusetts  by a Declaration  of Trust dated June 30, 1981,  as  subsequently amended, redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005. The Trust currently offers shares in 39 separate series, each with its own investment objective.

     The Funds are diversified funds as defined in the Investment Company Act of
1940, as amended (the "1940 Act").  Gartmore Mutual Capital Trust ("GMF") is the
investment  adviser to the GVIT Bond Index Fund, GVIT  International  Index Fund
and the GVIT Small Cap Index Fund  (referred  to  herein,  collectively,  as the
"Index  Funds").  GMF has  employed  Fund  Asset  Management,  L.P.  ("FAM")  as subadviser  for the  Index  Funds.  Gartmore  Morley  Capital  Management,  Inc.
("GMCM") is the investment adviser to the GVIT Enhanced Income Fund.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

     The  Funds  invest  in a  variety  of  securities  and  employ a number  of investment  techniques,  which involve certain risks.  The  Prospectuses for the
Funds highlight the principal investment  strategies,  investment techniques and risks.  This Statement of Additional  Information  ("SAI")  contains  additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional  information  concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may invest in or follow the corresponding  instrument or technique.  An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.

                                         GVIT                           GVIT
TYPE OF INVESTMENT    GVIT Bond      International     GVIT Small     Enhanced
   OR TECHNIQUE       Index Fund         Fund          Cap Index     Income Fund

U.S. common stocks                                        Y
Preferred stocks
Small company                                             Y
   stocks
Special situation                                         Y
   companies
Illiquid securities       Y               Y               Y             Y
Restricted                Y               Y               Y             Y
   securities
When-issued /             Y               Y               Y             Y
   delayed-delivery
   securities
Limited liability         Y               Y               Y             Y
   companies
Investment                Y               Y               Y             Y
   companies
Real estate                               Y               Y
   securities
Securities of             Y               Y               Y             Y
   foreign issuers
Depositary receipts                       Y               Y
Securities from
   developing
   countries/emerging
   markets
Convertible
   securities
Long-term debt            Y                                             Y
Long-term debt            Y               Y               Y             Y
   when originally
   issued but
   with  less than
   397 days
   remaining to
   maturity
Short-term debt           Y               Y               Y             Y
Floating and              Y               Y               Y             Y
   variable rate
   securities
Zero coupon               Y                                             Y
   securities
Step-coupon
   securities
Pay-in-kind bonds
Deferred payment
   securities
Brady bonds
Non-investment
   grade debt
Loan                      Y               Y               Y             Y
   participations
   and assignments
Sovereign debt            Y                                             Y
   (foreign)
   (denominated in
   U.S. $)
Foreign commercial        Y               Y                             Y
   paper
   (denominated in
   U.S. $)
Duration                  Y                                             Y
U.S. Government           Y               Y               Y             Y
   securities
Money market              Y               Y               Y             Y
   instruments
Mortgage-backed           Y                                             Y
   securities

                                      -1-

                                         GVIT                           GVIT
TYPE OF INVESTMENT    GVIT Bond      International     GVIT Small     Enhanced
   OR TECHNIQUE       Index Fund         Fund          Cap Index     Income Fund

Stripped                  Y                                             Y
   mortgage-backed
   securities
Collateralized            Y                                             Y
   mortgage
   obligations
Mortgage dollar           Y                                             Y
   rolls
Asset-backed              Y                                             Y
   securities
Bank and/or               Y               Y               Y             Y
   Savings and
   Loan obligations
Repurchase                Y               Y               Y             Y
   agreements
Reverse repurchase        Y               Y               Y             Y
   agreements
Derivatives               Y               Y               Y             Y
Warrants
Futures                   Y               Y               Y             Y
Options                   Y               Y               Y             Y
Foreign currencies                        Y
Forward currency                          Y
   contracts
Borrowing money           Y               Y               Y             Y
Lending of                Y               Y               Y             Y
   portfolio
   securities
Investment of             Y               Y               Y             Y
   securities
   lending
   collateral
Short sales               Y               Y               Y
Swap agreements           Y               Y               Y
Credit Default
   Swaps
Extendable
   commercial notes
Wrap contracts
Indexed securities        Y               Y               Y             Y
Strip Bonds
Nationwide Contract
Municipal
   securities

                                      -2-

DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

THE INDEX FUNDS

     GVIT Bond Index Fund. The investment objective of the Bond Index Fund is to match  the  performance  of  the  Lehman  Brothers  Aggregate  Bond  Index  (the
"Aggregate  Bond  Index") as closely as possible  before the  deduction  of Fund expenses.  There can be no assurance that the  investment  objective of the Fund will be achieved.

     GVIT   International   Index  Fund.   The   investment   objective  of  the
International  Index  Fund is to match the  performance  of the  Morgan  Stanley
Capital International EAFE(R)Capitalization Weighted Index (the "EAFE Index") as
closely as  possible  before the  deduction  of Fund  expenses.  There can be no assurance that the investment objective of the Fund will be achieved.

     GVIT Small Cap Index Fund. The investment  objective of the Small Cap Index
Fund is to match the  performance  of the  Russell  2000(R)Index  (the  "Russell
2000") as closely as possible  before the deduction of Fund expenses.  There can be no assurance that the investment objective of the Fund will be achieved.

     About  Indexing.  The Index Funds are not managed  according to traditional methods of "active" investment management,  which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment.  Instead,  each Index  Fund,  utilizing  essentially  a  "passive"  or
"indexing" investment approach, seeks to replicate,  before each Fund's expenses
(which can be expected to reduce the total return of the Fund), the total return of its respective index.

     Indexing  and  Managing  the Funds.  Each Index Fund will be  substantially invested in securities in the applicable  index, and will invest at least 80% of its net assets in securities or other financial  instruments which are contained in or correlated with securities in the applicable index (equity securities,  in the  case of the  Small  Cap  Index  Fund  and  International  Index  Fund,  and
fixed-income securities in the case of the Bond Index Fund).

     Because  each  Index  Fund  seeks to  replicate  the  total  return  of its respective  index,  FAM  generally  will not  attempt to judge the merits of any particular  security as an investment  but will seek only to replicate the total return of the securities in the relevant index.  However, FAM may omit or remove a security which is included in an index from the portfolio of an Index Fund if, following  objective  criteria,  FAM judges the  security  to be  insufficiently liquid,  believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions, or determines that the security is no longer useful in attempting to replicate the total return of the index.

     FAM  may  acquire  certain  financial  instruments  based  upon  individual securities  or based upon or  consisting  of one or more  baskets of  securities
(which basket may be based upon a target  index).  Certain of these  instruments may  represent an indirect  ownership  interest in such  securities  or baskets.
Others  may  provide  for the  payment  to an Index  Fund or by an Index Fund of amounts based upon the performance (positive,  negative or both) of a particular security or basket.  FAM will select such  instruments when it believes that the use of the  instrument  will  correlate  substantially  with the expected  total return  of a  target  security  or  index.  In  connection  with the use of such instruments,  FAM may  enter  into  short  sales  in an  effort  to  adjust  the weightings of particular securities represented in the basket to more accurately reflect such securities, weightings in the target index.

     The ability of each Index Fund to satisfy its investment  objective depends to some extent on FAM's ability to manage cash flow  (primarily  from  purchases and redemptions and distributions  from the Fund's  investments).  FAM will make investment  changes to an Index Fund's  portfolio to accommodate cash flow while continuing  to seek to replicate  the total return of the Funds'  target  index.
Investors should also be aware that the investment  performance of each index is a hypothetical number which does not take into account brokerage commissions and other  transaction  costs,  custody  and  other  costs  of  investing,  and  any incremental  operating costs (e.g.,  transfer  agency,  accounting) that will be borne by the Funds. Finally,  since each Index Fund seeks to replicate the total

                                      -3-

return of its target index,  FAM generally  will not attempt to judge the merits of any particular security as an investment.

     Each Index Fund's  ability to replicate the total return of its  respective index may be affected by, among other things, transaction costs,  administration and  other  expenses  incurred  by the  Index  Fund,  taxes  (including  foreign withholding taxes,  which will affect the International  Index Fund and the Bond
Index Fund due to foreign tax withholding practices),  and changes in either the composition of the index or the assets of an Index Fund. In addition, each Index
Fund's  total  return will be affected by  incremental  operating  costs  (e.g., investment  advisory,  transfer  agency,  accounting)  that will be borne by the
Fund. Under normal circumstances, it is anticipated that each Index Fund's total return  over  periods of one year and longer  will,  on a gross basis and before taking into account  Fund  expenses be within 50 basis points for the Bond Index
Fund, 50 basis points for the International Index Fund, and 100 basis points for the Small Cap Index Fund, of the total return of the applicable  indices.  There can be no assurance, however, that these levels of correlation will be achieved.
In the event that this  correlation is not achieved over time, the Trustees will consider alternative strategies for the Funds.

INFORMATION CONCERNING DURATION

     Duration is a measure of the average life of a  fixed-income  security that was  developed  as a more  precise  alternative  to the  concepts  of  "term  to maturity" or "average dollar  weighted  maturity" as measures of "volatility" or
"risk"  associated  with  changes in interest  rates.  Duration  incorporates  a security's  yield,  coupon interest  payments,  final maturity and call features into one measure.

     Most debt obligations  provide interest  ("coupon") payments in addition to final ("par") payment at maturity.  Some  obligations also have call provisions.
Depending on the relative magnitude of these payments and the nature of the call provisions,  the market values of debt  obligations  may respond  differently to changes in interest rates.

     Traditionally,  a debt  security's  "term-to-maturity"  has been  used as a measure of the sensitivity of the security's  price to changes in interest rates
(which is the "interest rate risk" or  "volatility"  of the security).  However,
"term-to-maturity"  measures  only the time until a debt  security  provides its final payment, taking no account of the pattern of the security's payments prior to maturity.  Average  dollar  weighted  maturity is calculated by averaging the terms of  maturity  of each debt  security  held with each  maturity  "weighted"
according to the percentage of assets that it represents.  Duration is a measure of the expected  life of a debt  security on a present  value basis and reflects both  principal  and interest  payments.  Duration  takes the length of the time intervals  between the present time and the time that the interest and principal payments are  scheduled or, in the case of a callable  security,  expected to be received,  and weights them by the present  values of the cash to be received at each  future  point  in time.  For any  debt  security  with  interest  payments occurring  prior to the payment of principal,  duration is ordinarily  less than maturity.  In general, all other factors being the same, the lower the stated or interest rate change of interest of a debt security,  the longer the duration of the security;  conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

     There are some situations in which the standard  duration  calculation does not properly  reflect the  interest  rate  exposure of a security.  For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset.  Another  example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated
final maturity of such securities is generally 30 years, but current  prepayment rates are more critical in determining the  securities'  interest rate exposure.
In these and other similar situations, a Fund's investment adviser or subadviser will use more sophisticated  analytical  techniques to project the economic life of a security and estimate its interest rate exposure.  Since the computation of duration is based on  predictions  of future events  rather than known  factors, there can be no  assurance  that a Fund will at all times  achieve its  targeted portfolio duration.

     The change in market value of U.S.  government  fixed-income  securities is largely a function of changes in the prevailing  level of interest  rates.  When interest rates are falling,  a portfolio with a shorter duration  generally will not  generate  as high a level  of total  return  as a  portfolio  with a longer duration.  When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration  portfolios
(assuming that long-term  interest rates are higher than short-term rates, which is commonly the case.) When interest

                                      -4-

rates are rising, a portfolio with a shorter duration will generally  outperform longer  duration  portfolios.  With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio,  generally, the greater the anticipated  potential  for  total  return,  with,  however,  greater  attendant interest  rate risk and price  volatility  than for a  portfolio  with a shorter duration.

DEBT OBLIGATIONS

     Debt  obligations are subject to the risk of an issuer's  inability to make principal and interest  payments,  when due, on its obligations  ("credit risk")
and are  subject  to price  volatility  due to such  factors  as  interest  rate sensitivity,  market  perception  of the  creditworthiness  of the  issuer,  and general  market  liquidity.  Lower-rated  securities are more likely to react to developments affecting these risks than are more highly rated securities,  which react  primarily to movements in the general level of interest  rates.  Although the  fluctuation  in the price of debt  securities is normally less than that of common  stocks,  in the past  there  have  been  extended  periods  of  cyclical increases in interest rates that have caused  significant  declines in the price of debt  securities  in  general  and have  caused  the  effective  maturity  of securities with prepayment features to be extended,  thus effectively converting short or intermediate  securities (which tend to be less volatile in price) into longer term securities (which tend to be more volatile in price).

     Ratings  as   Investment   Criteria.   High-quality,   medium-quality   and
non-investment  grade debt obligations are  characterized as such based on their ratings by nationally  recognized  statistical rating organizations  ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor
Services  ("Moody's").  In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities  that they rate. Such ratings, however, are relative and subjective,  and are not absolute standards of quality and do not evaluate the market value risk of the  securities.  These ratings are used by a Fund as initial  criteria for the  selection of portfolio  securities, but the Fund also relies upon the  independent  advice of the Fund's  adviser or subadviser(s) to evaluate potential investments.  This is particularly important for lower-quality securities.  Among the factors that will be considered are the long-term  ability of the  issuer to pay  principal  and  interest  and  general economic  trends,  as well as an issuer's capital  structure,  existing debt and earnings  history.  The  Appendix to this  Statement of  Additional  Information contains  further  information  about the rating  categories of NRSROs and their significance.

     Subsequent to its purchase by a Fund,  an issue of securities  may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a  particular  issue to  reflect  subsequent  events.  None of  these  events generally  will  require  sale of  such  securities,  but a  Fund's  adviser  or subadviser  will consider such events in its  determination  of whether the Fund should continue to hold the securities.

     In addition,  to the extent that the ratings  change as a result of changes
in  such  organizations  or  their  rating  systems,   or  due  to  a  corporate
reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

     Medium-Quality   Securities.   Certain   Funds   anticipate   investing  in
medium-quality  obligations,  which are obligations  rated in the fourth highest rating category by any NRSRO.  Medium-quality  securities,  although  considered investment-grade,  may have some speculative  characteristics and may be subject to greater fluctuations in value than higher-rated securities.  In addition, the issuers of medium-quality  securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

     Lower Quality (High-Risk)  Securities.  Non-investment  grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities")
include  (i) bonds  rated as low as C by  Moody's,  Standard & Poor's,  or Fitch
Investors  Service,  Inc. ("Fitch") ; (ii) commercial paper rated as low as C by
Standard & Poor's,  Not Prime by Moody's or Fitch 4 by Fitch;  and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There
is  more  risk   associated   with   these   investments   because   of  reduced
creditworthiness  and increased risk of default.  Under NRSRO guidelines,  lower quality securities will likely have some quality and protective  characteristics that are  outweighed by large  uncertainties  or major risk exposures to adverse conditions.  Lower quality  securities  are  considered to have  extremely  poor

                                      -5-

prospects of ever  attaining  any real  investment  standing,  to have a current identifiable  vulnerability  to default or to be in  default,  to be unlikely to have the capacity to make required  interest  payments and repay  principal when due in the event of adverse business, financial or economic conditions, or to be in default or not  current in the payment of  interest  or  principal.  They are regarded as predominantly  speculative with respect to the issuer's  capacity to pay interest and repay principal.  The special risk considerations in connection with investments in these securities are discussed below.

     Effect  of  Interest  Rates  and  Economic  Changes.  All  interest-bearing securities  typically  experience  appreciation  when interest rates decline and depreciation  when interest rates rise. The market values of  lower-quality  and comparable unrated securities tend to reflect individual corporate  developments to a greater extent than do higher rated  securities,  which react  primarily to
fluctuations  in  the  general  level  of  interest  rates.   Lower-quality  and
comparable  unrated  securities  also  tend to be  more  sensitive  to  economic conditions than are higher-rated securities. As a result, they generally involve more credit  risk than  securities  in the  higher-rated  categories.  During an economic  downturn  or a  sustained  period of  rising  interest  rates,  highly leveraged  issuers  of  lower-quality  and  comparable  unrated  securities  may experience  financial stress and may not have sufficient  revenues to meet their payment  obligations.  The issuer's  ability to service its debt obligations may also be  adversely  affected by specific  corporate  developments,  the issuer's inability to meet specific projected business forecasts or the unavailability of additional  financing.  The risk of loss due to  default  by an  issuer of these securities  is  significantly  greater than issuers of  higher-rated  securities because such  securities are generally  unsecured and are often  subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security  defaulted,  the Fund might incur additional expenses to seek recovery.
Periods of economic  uncertainty  and  changes  would also  generally  result in increased  volatility in the market prices of these  securities  and thus in the
Fund's net asset value.

     As previously  stated,  the value of a lower-quality or comparable  unrated security  will  generally  decrease  in  a  rising  interest  rate  market,  and accordingly so will a Fund's net asset value. If a Fund  experiences  unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio  securities  without  regard to their  investment  merits.  Due to the limited liquidity of lower-quality and comparable unrated securities  (discussed below),  a Fund may be forced to liquidate  these  securities  at a  substantial discount which would result in a lower rate of return to the Fund.

     Payment  Expectations.  Lower-quality  and  comparable  unrated  securities typically  contain  redemption,  call or prepayment  provisions which permit the issuer of such  securities  containing  such  provisions to, at its  discretion, redeem the  securities.  During periods of falling  interest  rates,  issuers of these  securities  are likely to redeem or prepay the  securities  and refinance them with debt  securities at a lower  interest rate. To the extent an issuer is able to refinance the securities,  or otherwise  redeem them, a Fund may have to replace the securities with a lower yielding  security,  which would result in a lower return for that Fund.

     Liquidity and Valuation.  A Fund may have  difficulty  disposing of certain lower-quality  and  comparable  unrated  securities  because there may be a thin trading market for such securities.

     Because  not  all  dealers  maintain  markets  in  all   lower-quality  and
comparable  unrated  securities,  there may be no established  retail  secondary market for many of these  securities.  The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary  trading market does exist, it is generally not as liquid as the  secondary  market  for  higher-rated  securities.  The  lack of a liquid secondary market may have an adverse impact on the market price of the security.
As a  result,  a Fund's  asset  value  and  ability  to  dispose  of  particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific  economic  event,  may be  impacted.  The lack of a liquid  secondary market for  certain  securities  may also make it more  difficult  for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio.
Market quotations are generally  available on many  lower-quality and comparable unrated  issues only from a limited  number of dealers  and may not  necessarily represent  firm bids of such dealers or prices for actual sales.  During periods of thin trading,  the spread  between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions,  whether or not based on fundamental  analysis,  may decrease the values and liquidity of lower-quality and comparable unrated  securities,  especially in a thinly traded market.

     U.S.  Government  Securities.  U.S.  government  securities  are  issued or guaranteed  by  the  U.S.  government  or  its  agencies  or  instrumentalities.
Securities issued by the U.S. government include U.S. Treasury obligations, such

                                      -6-

as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

     o the Federal Housing Administration,  Farmers Home Administration, and the
Government National Mortgage Association  ("GNMA"),  including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the
United States; the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;

     o the Federal Farm Credit  Banks,  government-sponsored  institutions  that consolidate  the  financing  activities  of the Federal Land Banks,  the Federal
Intermediate Credit Banks and the Banks for Cooperatives; and

     o the Student Loan  Marketing  Association,  the Federal Home Loan Mortgage
Corporation  ("FHLMC") and the Federal National Mortgage  Association  ("FNMA"),
whose  securities  are supported only by the credit of such agencies and are not guaranteed by the U.S.  government.  However,  the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing  limited  amounts of their respective obligations.

     Although the U.S.  government or its agencies provide  financial support to such  entities,  no assurance can be given that they will always do so. The U.S.
government  and its agencies and  instrumentalities  do not guarantee the market value of their  securities;  consequently,  the  value of such  securities  will fluctuate.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an  outstanding  Treasury  security and selling them as  individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically,  but accrue interest until maturity. To the extent a Fund purchases the principal portion of the STRIPS, the Fund will not receive regular interest  payments.  Instead  they are sold at a deep  discount  from their face value.  Because the principal portion of the STRIPs does not pay current income, its price can be  volatile  when  interest  rates  change.  In  calculating  its dividend,  the Fund  takes into  account  as income a portion of the  difference between the principal portion of the STRIPs' purchase price and its face value.

     Mortgage and Asset-Backed Securities.  Mortgage-backed securities represent direct  or  indirect  participation  in, or are  secured  by and  payable  from, mortgage  loans secured by real  property.  Mortgage-backed  securities  come in
different  forms.  The  simplest  form  of   mortgage-backed   securities  is  a
pass-through  certificate.  Such  securities may be issued or guaranteed by U.S.
government  agencies  or  instrumentalities  or by  private  issuers,  generally originators in mortgage loans, including savings and loan associations, mortgage bankers,  commercial  banks,  investment  bankers,  and special purpose entities
(collectively,  "private lenders").  The purchase of mortgage-backed  securities from private  lenders may entail  greater risk than  mortgage-backed  securities
that  are   issued  or   guaranteed   by  the  U.S.   government   agencies   or
instrumentalities.  Mortgage-backed  securities issued by private lenders may be supported by pools of mortgage loans or other  mortgage-backed  securities  that are  guaranteed,  directly or indirectly,  by the U.S.  government or one of its agencies or  instrumentalities,  or they may be issued without any  governmental
guarantee   of  the   underlying   mortgage   assets   but  with  some  form  of
non-governmental  credit  enhancement.  These  credit  enhancements  may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties.

     Since privately-issued  mortgage-backed securities are not guaranteed by an entity having the credit status of GNMA or FHLMC, and are not directly issued or guaranteed by the U.S. government, such securities generally are structured with one or more types of credit  enhancements.  Such credit  enhancements  generally fall into two categories:  (i) liquidity protection; and (ii) protection against losses resulting from ultimate  default by an obligor on the underlying  assets.
Liquidity  protection  refers to the  provisions  of advances,  generally by the entity  administering  the pool of assets,  to ensure that the  pass-through  of payments  due on the  underlying  pool  occurs in a timely  fashion.  Protection against  losses  resulting  from  ultimate  default  enhances the  likelihood of ultimate  payment of the  obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees,  insurance policies or letters of credit obtained by the issuer or sponsor from third parties,  through various means of  structuring  the  transaction or through a combination of such approaches.

     The ratings of  mortgage-backed  securities  for which  third-party  credit enhancement  provides  liquidity  protection or protection  against  losses from default are generally dependent upon the continued creditworthiness of

                                      -7-

the provider of the credit enhancement.  The ratings of such securities could be subject to reduction in the event of  deterioration in the  creditworthiness  of the  credit  enhancement  provider  even in cases  where  the  delinquency  loss experience on the underlying  pool of assets is better than expected.  There can be no assurance that the private issuers or credit enhancers of  mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

     Examples of credit support  arising out of the structure of the transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments  sometimes  funded  from a  portion  of the payments on the underlying assets are held in reserve against future losses) and
"over-collateralization"  (where the  scheduled  payments  on, or the  principal amount of, the  underlying  assets exceed those  required to make payment of the securities  and pay any servicing or other fees).  The degree of credit  support provided  for each  issue is  generally  based on  historical  information  with respect  to the level of credit  risk  associated  with the  underlying  assets.
Delinquency  or loss in  excess of that  which is  anticipated  could  adversely affect the return on an investment in such security.

     Private  lenders or  government-related  entities may also create  mortgage loan pools  offering  pass-through  investments  where the mortgages  underlying these  securities may be alternative  mortgage  instruments,  that is,  mortgage instruments  whose  principal  or interest  payments  may vary or whose terms to maturity  may  be  shorter  than  was  previously  customary.  As new  types  of mortgage-related  securities  are developed  and offered to  investors,  a Fund, consistent  with its  investment  objective  and policies,  may consider  making investments in such new types of securities.

     The yield  characteristics of mortgage-backed  securities differ from those of  traditional  debt  obligations.  Among the  principal  differences  are that interest and  principal  payments are made more  frequently  on  mortgage-backed securities,  usually  monthly,  and that  principal  may be  prepaid at any time because the underlying  mortgage loans or other assets  generally may be prepaid at any time. As a result,  if a Fund purchases these securities at a premium,  a prepayment  rate that is faster than  expected  will reduce  yield to  maturity, while a  prepayment  rate that is lower  than  expected  will have the  opposite effect of  increasing  the yield to maturity.  Conversely,  if a Fund  purchases these  securities at a discount,  a prepayment rate that is faster than expected will  increase  yield to maturity,  while a prepayment  rate that is slower than expected will reduce yield to maturity.  Accelerated  prepayments  on securities purchased  by the Fund at a  premium  also  impose  a risk of loss of  principal because the premium may not have been fully  amortized at the time the principal is prepaid in full.

     Unlike   fixed   rate   mortgage-backed    securities,    adjustable   rate
mortgage-backed  securities  are  collateralized  by or  represent  interest  in mortgage loans with variable rates of interest. These variable rates of interest reset  periodically  to align  themselves  with  market  rates.  A Fund will not benefit from  increases in interest rates to the extent that interest rates rise to the point where they cause the current  coupon of the  underlying  adjustable rate mortgages to exceed any maximum  allowable  annual or lifetime reset limits
(or "cap  rates") for a  particular  mortgage.  In this event,  the value of the adjustable  rate  mortgage-backed  securities  in a Fund would likely  decrease.
Also, a Fund's net asset value could vary to the extent that  current  yields on adjustable  rate  mortgage-backed  securities  are different  from market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the  underlying  mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a
Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage  securities, which will remain  constant.  Adjustable rate mortgages also have less potential for  appreciation  in  value  as  interest  rates  decline  than do  fixed  rate investments.

     There  are a  number  of  important  differences  among  the  agencies  and instrumentalities of the U.S. government that issue  mortgage-backed  securities and among the securities that they issue.  Mortgage-backed  securities issued by
GNMA  include GNMA  Mortgage  Pass-Through  Certificates  (also known as "Ginnie
Maes") which are  guaranteed as to the timely  payment of principal and interest by GNMA and such  guarantee is backed by the full faith and credit of the United
States.  GNMA certificates also are supported by the authority of GNMA to borrow
funds  from  the  U.S.   Treasury  to  make   payments   under  its   guarantee.
Mortgage-backed  securities  issued by FNMA  include  FNMA  Guaranteed  Mortgage
Pass-Through Certificates (also known as "Fannie Maes") which are

                                      -8-

solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United  States.  Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage  Corporation  ("FHLMC") include FHLMC Mortgage
Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate  instrumentality of the United States, created pursuant to an Act of
Congress,  which is  owned  entirely  by  Federal  Home  Loan  Banks  and do not constitute a debt or obligation of the United States or by any Federal Home Loan
Bank.  Freddie Macs entitle the holder to timely  payment of interest,  which is guaranteed by the FHLMC.  The FHLMC  guarantees  either  ultimate  collection or timely payment of all principal payments on the underlying  mortgage loans. When the FHLMC does not guarantee  timely  payment of principal,  FHLMC may remit the amount due on account of its  guarantee of ultimate  payment of principal at any time after  default on an  underlying  mortgage,  but in no event later than one year after it becomes payable.

     Asset-backed   securities  have  structural   characteristics   similar  to
mortgage-backed  securities.  However,  the underlying assets are not first-lien mortgage  loans or interests  therein;  rather the  underlying  assets are often consumer or commercial  debt contracts such as motor vehicle  installment  sales contracts,  other  installment  loan  contracts,  home equity  loans,  leases of various types of property and  receivables  from credit card and other revolving credit arrangements. However, almost any type of fixed income assets may be used to create an asset-backed  security,  including other fixed income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed  securities may be supported by non-governmental credit enhancements  similar  to those  utilized  in  connection  with  mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets  underlying  such  securities,  how well the entity  issuing the security is insulated from the credit risk of the originator or any other  affiliated  entities,  and the  amount  and  quality of any credit enhancement of the securities.

     Collateralized  Mortgage Obligations  ("CMOs") and Multiclass  Pass-Through
Securities.  CMOs are a more  complex form of  mortgage-backed  security in that they are multi-class debt obligations which are collateralized by mortgage loans or pass-through  certificates.  As a result of changes  prompted by the 1986 Tax
Reform  Act,  most CMOs are  today  issued as Real  Estate  Mortgage  Investment
Conduits ("REMICs").  From the perspective of the investor,  REMICs and CMOs are virtually  indistinguishable.  However,  REMICs  differ from CMOs in that REMICs provide  certain tax  advantages  for the issuer of the  obligation.  Multiclass pass-through  securities  are  interests  in a trust  composed of whole loans or
private  pass-throughs   (collectively  hereinafter  referred  to  as  "Mortgage
Assets").  Unless the context indicates otherwise, all references herein to CMOs include REMICs and multi-class pass-through securities.

     Typically,  CMOs are  collateralized  by GNMA,  Fannie Mae or  Freddie  Mac
Certificates,  but also may be  collateralized  by Mortgage Assets.  Payments of principal  and  interest on the Mortgage  Assets,  and any  reinvestment  income thereon,  provide  the funds to pay debt  service on the CMOs or make  scheduled distributions on the multiclass pass-through  securities.  CMOs may be issued by agencies or instrumentalities of the U.S. government,  or by private originators of, or investors in, mortgage loans,  including  savings and loan  associations,
mortgage  banks,   commercial  banks,   investment  banks  and  special  purpose
subsidiaries of the foregoing.

     In order to form a CMO,  the  issuer  assembles  a package  of  traditional mortgage- backed pass-through securities,  or actual mortgage loans, and uses it as collateral for a multi-class security.  Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated  maturity  or  final  distribution  date.  Principal  prepayments  on the
Mortgage  Assets may cause the CMOs to be  retired  substantially  earlier  than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,  quarterly or  semi-annual  basis.  The principal  of and interest on the  Mortgage  Assets may be  allocated  among the several  classes of a series of a CMO in  innumerable  ways.  In one  structure, payments of  principal,  including any  principal  prepayments,  on the Mortgage
Assets  are  applied to the  classes  of a CMO in the order of their  respective stated maturities or final  distribution  dates, so that no payment of principal will be made on any  class of CMOs  until all other  classes  having an  earlier stated  maturity or final  distribution  date have been paid in full.  As market conditions  change,  and  particularly  during periods of rapid or unanticipated changes in market interest rates, the  attractiveness of the CMO classes and the ability of the structure to provide the anticipated  investment  characteristics may be  significantly  reduced.  Such  changes can result in  volatility  in the market value, and in some instances reduced liquidity, of the CMO class.

                                      -9-

     A Fund may also  invest in,  among  others,  parallel  pay CMOs and Planned
Amortization  Class CMOs ("PAC  Bonds").  Parallel  pay CMOs are  structured  to provide payments of principal on each payment date to more than one class. These simultaneous  payments are taken into account in calculating the stated maturity date or  final  distribution  date of  each  class,  which,  as with  other  CMO structures,  must be retired by its stated maturity date or a final distribution date but may be retired  earlier.  PAC Bonds are a type of CMO tranche or series designed to provide relatively  predictable payments of principal provided that, among other things, the actual prepayment  experience on the underlying mortgage loans falls within a predefined  range. If the actual  prepayment  experience on the underlying  mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions  occur,  principal payments on the
PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another;  a narrower range  increases the risk that  prepayments  on the PAC Bond will be greater or  smaller  than  predicted.
Because of these features,  PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

     Stripped Mortgage  Securities.  Stripped mortgage securities are derivative multiclass  mortgage  securities.  Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government,  or by private originators of, or investors in, mortgage loans,  including  savings and loan  associations,
mortgage  banks,   commercial  banks,   investment  banks  and  special  purpose
subsidiaries  of  the  foregoing.  Stripped  mortgage  securities  have  greater volatility than other types of mortgage  securities.  Although stripped mortgage securities are purchased and sold by  institutional  investors  through  several investment  banking  firms  acting as  brokers or  dealers,  the market for such securities  has not yet been fully  developed.  Accordingly,  stripped  mortgage securities are generally illiquid.

     Stripped  mortgage  securities are  structured  with two or more classes of securities  that receive  different  proportions  of the interest and  principal distributions on a pool of mortgage  assets. A common type of stripped  mortgage security  will have at least one class  receiving  only a small  portion  of the interest and a larger portion of the principal from the mortgage  assets,  while the other class will receive primarily  interest and only a small portion of the principal.  In the most extreme case, one class will receive all of the interest
("IO" or interest-only), while the other class will receive all of the principal
("PO" or  principal-only  class).  The yield to maturity  on IOs,  POs and other mortgage-backed  securities  that are  purchased  at a  substantial  premium  or discount  generally  are  extremely  sensitive not only to changes in prevailing
interest  rates  but  also  to  the  rate  of  principal   payments   (including
prepayments)  on the related  underlying  mortgage  assets,  and a rapid rate of principal  payments may have a material adverse effect on such securities' yield
to  maturity.   If  the  underlying  mortgage  assets  experience  greater  than anticipated  prepayments  of  principal,  the Fund may fail to fully  recoup its initial  investment in these securities even if the securities have received the highest rating by an NRSRO.

     In addition to the stripped mortgage  securities  described above, the Fund may invest in similar  securities  such as Super POs and  Levered  IOs which are more volatile than POs, IOs and IOettes.  Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs.
IOettes  represent the right to receive interest  payments on an underlying pool of mortgages with similar risks as those  associated  with IOs.  Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed  consistent with its investment  objective,  policies and restrictions.

     A Fund may also purchase  stripped  mortgage-backed  securities for hedging purposes to protect that Fund against interest rate  fluctuations.  For example, since an IO will tend to  increase in value as  interest  rates rise,  it may be utilized to hedge against a decrease in value of other  fixed-income  securities in a rising interest rate environment.  Stripped mortgage-backed  securities may exhibit greater price  volatility  than ordinary debt securities  because of the manner in which their  principal  and interest are  returned to  investors.  The market  value of the class  consisting  entirely of  principal  payments  can be extremely  volatile  in response  to changes in  interest  rates.  The yields on stripped mortgage-backed securities that receive all or most of the interest are
generally  higher  than  prevailing  market  yields  on  other   mortgage-backed
obligations  because  their cash flow  patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.  The market for CMOs and other  stripped  mortgage-backed  securities  may be less liquid if these  securities  lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

     Money  Market  Instruments.   Money  market  instruments  may  include  the
following types of instruments:

                                      -10-

o    obligations  issued or  guaranteed as to interest and principal by the U.S.
     government, its agencies, or instrumentalities,  or any federally chartered corporation, with remaining maturities of 397 days or less;

o    obligations   of   sovereign   foreign    governments,    their   agencies,
     instrumentalities and political subdivisions,  with remaining maturities of
     397 days or less;

o    obligations  of  municipalities  and states,  their  agencies and political subdivisions with remaining maturities of 397 days or less;

o    asset-backed  commercial  paper  whose  own  rating  or the  rating  of any guarantor is in one of the highest categories of any NRSRO;

o    repurchase agreements;

o    bank and savings and loan obligations;

o    commercial paper, which are short-term unsecured promissory notes issued by corporations in order to finance their current  operations.  It may also be issued by foreign governments, and states and municipalities. Generally the commercial  paper or its guarantor  will be rated within the top two rating categories  by an NRSRO,  or if not rated,  is issued and  guaranteed as to payment  of  principal  and  interest  by  companies  which  at the date of investment have a high quality outstanding debt issue;

o    bank loan participation agreements representing obligations of corporations having a high quality  short-term  rating,  at the date of investment,  and under which the Fund will look to the  creditworthiness of the lender bank, which is obligated to make  payments of principal and interest on the loan, as well as to creditworthiness of the borrower;

o    high  quality   short-term   (maturity  in  397  days  or  less)  corporate
     obligations  rated within the top two rating  categories by an NRSRO or, if not rated,  deemed to be of comparable quality by the applicable adviser or subadviser;

o    extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the  maturity of the note up to 397 days with the option to call the note any time during the extension period;

o    unrated short-term  (maturity in 397 days or less) debt obligation that are determined by a Fund's adviser or subadviser to be of compatible quality to the securities described above.

REPURCHASE AGREEMENTS

     In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain  non-bank dealers by a Fund, the Fund's custodian,  or a  subcustodian,  will  have  custody  of,  and  will  hold  in a
segregated  account,   securities  acquired  by  the  Fund  under  a  repurchase
agreement.  Repurchase  agreements  are  contracts  under  which  the buyer of a security  simultaneously  commits  to resell  the  security  to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the  Securities  and  Exchange  Commission  (the "SEC") to be loans by the Fund.
Repurchase agreements may be entered into with respect to securities of the type in which  the Fund may  invest  or  government  securities  regardless  of their remaining  maturities,  and will require that additional securities be deposited with the  Fund's  custodian  or  subcustodian  if the  value  of the  securities purchased  should  decrease  below their  resale  price.  Repurchase  agreements involve  certain risks in the event of default or insolvency by the other party, including  possible delays or  restrictions  upon a Fund's ability to dispose of the underlying  securities,  the risk of a possible  decline in the value of the underlying  securities  during  the  period in which a Fund  seeks to assert its rights to them, the risk of incurring  expenses  associated with asserting those rights  and the risk of losing  all or part of the  income  from the  repurchase agreement. A Fund's

                                      -11-

adviser or subadviser reviews the  creditworthiness  of those banks and non-bank dealers with which the Funds enter into repurchase  agreements to evaluate these risks.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

     When  securities  are purchased on a  "when-issued"  basis or purchased for delayed  delivery,  then payment and delivery occur beyond the normal settlement date at a stated  price and  yield.  When-issued  transactions  normally  settle within  45 days.  The  payment  obligation  and the  interest  rate that will be received on  when-issued  securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a  when-issued  or  delayed-delivery  basis,  the  yields  obtained  on  such securities may be higher or lower than the yields available in the market on the dates when the investments are actually  delivered to the buyers.  The greater a
Fund's outstanding commitments for these securities, the greater the exposure to
potential   fluctuations  in  the  net  asset  value  of  the  Fund.  Purchasing when-issued or delayed-delivery  securities may involve the additional risk that the yield or market price  available in the market when the delivery  occurs may be  higher  or the  market  price  lower  than  that  obtained  at the  time  of commitment.

     When a Fund agrees to purchase when-issued or delayed-delivery  securities, to the extent  required by the SEC,  its  custodian  will set aside  permissible liquid  assets equal to the amount of the  commitment  in a segregated  account.
Normally,  the  custodian  will set  aside  portfolio  securities  to  satisfy a purchase commitment,  and in such a case a Fund may be required  subsequently to place  additional  assets in the segregated  account in order to ensure that the value of the  segregated  account  remains  equal to the  amount of such  Fund's commitment.  It may be expected  that the Fund's net assets will  fluctuate to a greater  degree when it sets aside  portfolio  securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of its adviser or  subadviser  to manage it might be affected in the event its  commitments  to purchase  "when-issued"  securities  ever  exceed  25% of the value of its total assets. Under normal market conditions, however, a Fund's commitment to purchase
"when-issued" or "delayed-delivery"  securities will not exceed 25% of the value of its total assets.  When the Fund engages in when-issued  or  delayed-delivery transactions,  it relies on the other party to consummate the trade.  Failure of the  seller  to do so may  result  in a Fund  incurring  a loss  or  missing  an opportunity to obtain a price considered to be advantageous.

LIMITED LIABILITY COMPANIES

     Entities  such  as  limited  partnerships,   limited  liability  companies,
business  trusts and  companies  organized  outside the United  States may issue securities comparable to common or preferred stock.

INTERESTS IN PUBLICLY TRADED LIMITED PARTNERSHIPS

     Those Funds that invest in U.S.  common  stock may also invest in interests in publicly traded limited partnerships (limited partnership interests or units)
which represent  equity  interests in the assets and earnings of the partnership
's trade or business. Unlike common stock in a corporation,  limited partnership interests  have  limited  or no  voting  rights.  However,  many of the risks of investing  in common  stocks  are still  applicable  to  investments  in limited partnership interests. In addition, limited partnership interests are subject to risks not present in common stock.  For example,  interest income generated from limited  partnerships  deemed not to be 'publicly traded' will not be considered
'qualifying income' under the Internal Revenue Code of 1986, as amended, and may
trigger  adverse  tax   consequences.   Also,   since  publicly  traded  limited
partnerships   are  a  less  common  form  of   organizational   structure  than
corporations,  the limited  partnership  units may be less liquid than  publicly
traded  common  stock.   Also,  because  of  the  difference  in  organizational
structure,  the fair value of limited  partnership  units in a Fund 's portfolio may be based either upon the current market price of such units,  or if there is no current market price, upon the pro rata value of the underlying assets of the partnership.  Limited  partnership  units  also have the risk  that the  limited partnership  might,  under  certain  circumstances,  be  treated  as  a  general partnership  giving rise to broader  liability  exposure to the limited partners for activities of the  partnership.  Further,  the general partners of a limited partnership may be able to significantly  change the business or asset structure of a limited  partnership  without  the limited  partners  having any ability to disapprove any such changes. In certain limited  partnerships,  limited partners may also be required to return  distributions  previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.

LENDING PORTFOLIO SECURITIES

     A Fund may lend its  portfolio  securities  to  brokers,  dealers and other financial  institutions,  provided it receives  collateral,  with respect to the loan of U.S.  securities,  equal to at least 102% of the value of the  portfolio

                                      -12-

securities  loaned,  and with respect to each such loan of non-U.S.  securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times  thereafter  shall  require  the  borrower  to mark to market  such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio  securities  so loaned.  By lending its portfolio  securities,  the Fund can increase its income through the investment  of the cash  collateral.  For the purposes of this policy,  the Fund considers collateral  consisting of cash, U.S. government  securities or letters of credit issued by banks whose  securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing  broker," a part of the  interest  earned from the  investment  of collateral received for securities loaned.

     The SEC  currently  requires  that  the  following  conditions  must be met whenever portfolio  securities are loaned: (1) a Fund must receive at least 100%
cash  collateral  of the type  discussed  in the  preceding  paragraph  from the borrower;  (2) the borrower must increase  such  collateral  whenever the market value of the securities  loaned rises above the level of such collateral;  (3) a
Fund must be able to  terminate  the loan at any time;  (4) a Fund must  receive reasonable  interest on the loan,  as well as any  dividends,  interest or other distributions  payable  on the loaned  securities,  and any  increase  in market value; (5) a Fund may pay only reasonable  custodian fees in connection with the loan;  and (6) while any voting rights on the loaned  securities may pass to the borrower,  a Fund's  board of trustees  must be able to  terminate  the loan and regain the right to vote the securities if a material event adversely  affecting the investment occurs.  These conditions may be subject to future  modification.
Loan  agreements  involve certain risks in the event of default or insolvency of the other  party  including  possible  delays or  restrictions  upon the  Fund's ability to recover the loaned  securities or dispose of the  collateral  for the loan.

INVESTMENT OF SECURITIES LENDING COLLATERAL

     The cash  collateral  received  from a  borrower  as a  result  of a Fund's securities  lending  activities  will  be  used to  purchase  both  fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or  floating  rate  basis,  including:  bank  obligations;
commercial  paper;  investment  agreements,  funding  agreements,  or guaranteed investment  contracts entered into with, or guaranteed by an insurance  company;
loan participations; master notes; medium term notes; repurchase agreements; and
U.S.  government  securities.  Except  for the  investment  agreements,  funding agreements  or  guaranteed  investment  contracts  guaranteed  by  an  insurance company,  master notes, and medium term notes (which are described below), these types of  investments  are described in elsewhere in the Statement of Additional
Information.  Collateral  may  also be  invested  in a money  market  investment company or short-term collective investment trust.

     Investment  agreements,   funding  agreements,   or  guaranteed  investment
contracts  entered  into  with,  or  guaranteed  by  an  insurance  company  are agreements where an insurance  company either provides for the investment of the
Fund's  assets or may  provide  for a minimum  guaranteed  rate of return to the investor.

     Master notes are promissory  notes issued usually with large,  creditworthy broker-dealers  on either a fixed rate or floating rate basis.  Master notes may or may not be  collateralized  by underlying  securities.  If the master note is issued by an  unrated  subsidiary  of a  broker-dealer,  then the  unconditional guarantee is provided by the issuer's parent.

     Medium  term  notes are  unsecured,  continuously  offered  corporate  debt obligations.  Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending  collateral,  the maturity of the medium term note will not generally exceed two years.

INDEXED SECURITIES

     Certain Funds may invest in securities  whose potential  return is based on the change in  particular  measurements  of value or rates (an  "index").  As an illustration,  the Funds may invest in a debt  security  that pays  interest and returns  principal  based on the change in the value of a securities  index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated  interest payments or loss of principal in the event of an adverse movement in the relevant index.

SMALL COMPANY AND EMERGING GROWTH STOCKS

                                      -13-

     Investing in  securities  of  small-sized,  including  micro-capitalization companies  and  emerging  growth  companies,  may  involve  greater  risks  than investing  in the  stocks  of  larger,  more  established  companies,  including
possible  risk  of  loss.  Also  because  these   securities  may  have  limited
marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth  companies  normally have fewer shares  outstanding  than larger companies,  it may be  more  difficult  for a Fund  to buy or  sell  significant numbers of such  shares  without an  unfavorable  impact on  prevailing  prices.
Small-sized  and  emerging  growth  companies  may have limited  product  lines, markets or  financial  resources  and may lack  management  depth.  In addition, small-sized  and  emerging  growth  companies  are  typically  subject  to wider variations in earnings and business prospects than are larger,  more established companies.  There is typically less publicly  available  information  concerning small-sized  and emerging  growth  companies than for larger,  more  established ones.

SPECIAL SITUATION COMPANIES

     "Special  situation  companies"  include  those  involved  in an  actual or prospective  acquisition  or  consolidation;  reorganization;  recapitalization;
merger,  liquidation  or  distribution  of cash,  securities or other assets;  a tender or  exchange  offer;  a breakup  or  workout  of a  holding  company;  or litigation  which,  if  resolved  favorably,  would  improve  the  value  of the company's stock. If the actual or prospective  situation does not materialize as anticipated, the market price of the securities of a "special situation company"
may decline  significantly.  Therefore,  an  investment in a Fund that invests a significant  portion of its  assets in these  securities  may  involve a greater degree of risk than an  investment  in other  mutual  funds that seek  long-term growth of capital by investing in better-known, larger companies. The adviser or subadvisers  of such Funds believe,  however,  that if the adviser or subadviser analyzes "special situation  companies"  carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth.
There can be no assurance  however,  that a special situation that exists at the time the Fund  makes  its  investment  will be  consummated  under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN SECURITIES

     Investing in foreign  securities  (including  through the use of depositary receipts)  involves  certain  special  considerations  which  are not  typically associated with investing in securities in the United States.  Since investments in foreign companies will frequently  involve  currencies of foreign  countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be  affected  favorably  or  unfavorably  by  changes in  currency  rates and in exchange  control  regulations,  if any, and may incur costs in connection  with conversions  between  various  currencies.  Most foreign  stock  markets,  while growing in volume of trading activity,  have less volume than the New York Stock
Exchange,  and  securities  of some foreign  companies  are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most  foreign bond markets are less than in the United  States and, at times,  volatility of price can be greater than in the United  States.  Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges,  although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges,  brokers and listed  companies in foreign  countries than in the United States.  In addition, with respect to certain foreign countries,  there is the possibility of exchange control  restrictions,  expropriation or confiscatory  taxation,  and political, economic  or  social  instability,  which  could  affect  investments  in  those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign  government taxes,  higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in  various  respects,  including  growth of gross  domestic  product,  rates of
inflation,    currency    depreciation,    capital    reinvestment,     resource
self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time,  foreign  securities may be difficult to liquidate rapidly without adverse price effects.

     Investment  in  Companies  in  Developing  or  Emerging  Market  Countries.
Investments may be made from time to time in companies in developing or emerging market  countries  as well  as in  developed  countries.  Although  there  is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of  industrialization.  Shareholders should be aware that investing in the equity and fixed income

                                      -14-

markets of  developing  countries  involves  exposure to  unstable  governments, economies based on only a few industries,  and securities  markets which trade a small number of securities.  Securities markets of developing  countries tend to be more volatile than the markets of developed countries;  however, such markets have in the  past  provided  the  opportunity  for  higher  rates of  return  to investors.

     The value and  liquidity of  investments  in  developing  countries  may be affected favorably or unfavorably by political,  economic, fiscal, regulatory or other  developments  in the  particular  countries or neighboring  regions.  The extent  of  economic  development,  political  stability  and  market  depth  of different  countries  varies  widely.  Certain  countries  in the  Asia  region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand,
and Vietnam  are either  comparatively  underdeveloped  or are in the process of becoming  developed.  Such investments  typically  involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing  countries are substantially  smaller, less liquid and more  volatile than the major  securities  markets in the United
States. A high proportion of the shares of many issuers may be held by a limited number of  persons  and  financial  institutions,  which may limit the number of shares  available for investment by a Fund.  Similarly,  volume and liquidity in the bond markets in developing countries are less than in the United States and, at times,  price  volatility can be greater than in the United States. A limited number of issuers in developing  countries'  securities  markets may represent a disproportionately large percentage of market capitalization and trading volume.
The limited  liquidity of securities  markets in  developing  countries may also affect the Fund's  ability to acquire or dispose of  securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid  securities.  Conversely,  the
Fund's inability to dispose fully and promptly of positions in declining markets will  cause the  Fund's  net asset  value to  decline as the value of the unsold positions  is  marked  to lower  prices.  In  addition,  securities  markets  in developing  countries are  susceptible  to being  influenced by large  investors trading significant blocks of securities.

     Political and economic  structures in many such countries may be undergoing significant  evolution and rapid  development,  and such  countries may lack the social,  political and economic  stability  characteristic of the United States.
Certain of such countries have in the past failed to recognize  private property rights  and have at times  nationalized  or  expropriated  the assets of private companies.  As a  result,  the risks  described  above,  including  the risks of nationalization  or  expropriation  of assets,  may be heightened.  In addition, unanticipated  political  or social  developments  may  affect  the value of the
Fund's  investments  in  those  countries  and the  availability  to the Fund of additional investments in those countries.

     Economies of developing  countries may differ favorably or unfavorably from the United States'  economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment,  resource self-sufficiency and balance of payments  position.  As  export-driven  economies,  the  economies of countries in the Asia Region are affected by  developments  in the  economies of their  principal  trading  partners.  Certain  countries  have  limited  natural resources,  resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain  developing  countries do not have  comprehensive  systems of laws, although substantial changes have occurred in many such countries in this regard in recent years.  Laws regarding  fiduciary duties of officers and directors and the protection of shareholders  may not be well  developed.  Even where adequate law exists in such  developing  countries,  it may be impossible to obtain swift and equitable  enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity  exchanges may be subject to the same or similar risks as trading in foreign securities.

     Depositary  Receipts. A Fund may invest in foreign securities by purchasing depositary receipts,  including American Depositary Receipts ("ADRs"),  European
Depositary  Receipts ("EDRs") and Global  Depositary  Receipts ("GDRs") or other securities  convertible  into securities of issuers based in foreign  countries.
These  securities may not necessarily be denominated in the same currency as the securities  which they  represent.  Generally,  ADRs,  in registered  form,  are denominated  in U.S.  dollars and are  designed  for use in the U.S.  securities markets,  GDRs,  in bearer  form,  are issued and  designed  for use outside the
United  States and EDRs (also  referred to as  Continental  Depositary  Receipts
("CDRs")),  in bearer  form,  may be  denominated  in other  currencies  and are designed for use in

                                      -15-

European securities  markets.  ADRs are receipts typically issued by a U.S. bank or trust company  evidencing  ownership of the underlying  securities.  EDRs are
European receipts evidencing a similar arrangement.  GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either  foreign or domestic  securities.  For  purposes  of a Fund's  investment policies,  ADRs, GDRs and EDRs are deemed to have the same classification as the underlying  securities  they  represent.  Thus, an ADR, GDR or EDR  representing ownership of common stock will be treated as common stock.

     A  Fund  may  invest  in  depositary   receipts   through   "sponsored"  or
"unsponsored" facilities. While depositary receipts issued under these two types of facilities are in some respects similar,  there are distinctions between them relating to the rights and  obligations  of depositary  receipt  holders and the practices of market participants.

     A depositary may establish an unsponsored facility without participation by
(or  even   necessarily  the  acquiescence  of)  the  issuer  of  the  deposited securities, although typically the depositary requests a letter of non-objection from  such  issuer  prior  to the  establishment  of the  facility.  Holders  of unsponsored ADRs generally bear all the costs of such facilities. The depositary
usually   charges  fees  upon  the  deposit  and  withdrawal  of  the  deposited securities,  the conversion of dividends into U.S.  dollars,  the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited  securities.  In addition,  an unsponsored  facility is generally not  obligated to  distribute  communications received  from the issuer of the deposited  securities  or to disclose  material information  about  such  issuer  in  the  U.S.  and  thus  there  may  not be a correlation  between such  information  and the market  value of the  depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored  ADR  facilities  are  created in  generally  the same  manner as unsponsored  facilities,  except  that the  issuer of the  deposited  securities enters into a deposit agreement with the depositary.  The deposit agreement sets out the rights and  responsibilities of the issuer, the depositary,  and the ADR holders.  With  sponsored  facilities,  the issuer of the  deposited  securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the  depositary),  although ADR holders continue to bear certain other  costs  (such as deposit  and  withdrawal  fees).  Under the terms of most sponsored arrangements,  depositories agree to distribute notices of shareholder meetings and voting instructions,  and to provide shareholder communications and other  information  to the ADR  holders  at the  request  of the  issuer  of the deposited securities.

     Foreign  Sovereign  Debt.  Certain  Funds  may  invest  in  sovereign  debt obligations issued by foreign governments.  To the extent that a Fund invests in obligations issued by developing or emerging markets,  these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial  banks,  other  governments, international financial  organizations and other financial  institutions.  These obligors  have in the past  experienced  substantial  difficulties  in servicing their external debt  obligations,  which led to defaults on certain  obligations and the restructuring of certain indebtedness.  Restructuring  arrangements have included,  among other things,  reducing and rescheduling interest and principal
payments  by  negotiating  new  or  amended  credit   agreements  or  converting
outstanding  principal  and unpaid  interest to Brady Bonds,  and  obtaining new credit for finance interest payments.  Holders of certain foreign sovereign debt securities  may be  requested  to  participate  in  the  restructuring  of  such obligations  and to  extend  further  loans to their  issuers.  There  can be no assurance that the foreign  sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may  adversely  affect the Fund's  holdings.  Furthermore,  certain participants in the secondary  market for such debt may be directly  involved in negotiating  the terms of these  arrangements  and may therefore  have access to information not available to other market participants.

FOREIGN COMMERCIAL PAPER

     A Fund may invest in commercial  paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal  amount is adjusted  upwards or downwards  (but not below zero) at maturity to reflect  changes in the exchange rate between two  currencies  while the obligation is outstanding.  A Fund will purchase such commercial  paper with the currency in which it is denominated and, at maturity,  will receive interest and principal  payments  thereon in that  currency,  but the amount or principal payable

                                      -16-

by the issuer at maturity  will change in  proportion  to the change (if any) in the  exchange  rate  between  two  specified  currencies  between  the  date the instrument is issued and the date the instrument matures.  While such commercial paper entails the risk of loss of principal,  the potential for realizing  gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or  cross-hedge  against  a  decline  in the U.S.  dollar  value of  investments denominated in foreign  currencies  while  providing an attractive  money market rate of return.  A Fund will purchase such commercial paper for hedging purposes only,  not for  speculation.  The Funds  believe  that such  investments  do not involve the creation of such a senior security,  but nevertheless will establish a segregated  account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid  assets  having  a value  equal  to the  aggregate  principal  amount  of outstanding commercial paper of this type.

REAL ESTATE SECURITIES

     Although no Fund will invest in real estate directly,  a Fund may invest in securities  of real estate  investment  trusts  ("REITs")  and other real estate industry companies or companies with substantial real estate investments and, as a result,  such Fund may be subject  to certain  risks  associated  with  direct ownership  of real  estate and with the real estate  industry in general.  These risks  include,  among  others:  possible  declines in the value of real estate;
possible  lack  of  availability  of  mortgage  funds;   extended  vacancies  of
properties;   risks   related  to  general   and  local   economic   conditions;
overbuilding;  increases in competition,  property taxes and operating expenses;
changes in zoning laws;  costs  resulting from the clean-up of, and liability to third parties for damages resulting from,  environmental  problems;  casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters;  limitations  on and  variations  in rents;  and  changes in interest rates.

     REITs are pooled  investment  vehicles  which  invest  primarily  in income producing  real  estate or real estate  related  loans or  interests.  REITs are generally  classified as equity REITs,  mortgage  REITs or hybrid REITs.  Equity
REITs invest the majority of their assets  directly in real  property and derive income  primarily  from the  collection of rents.  Equity REITs can also realize capital gains by selling  properties  that have  appreciated in value.  Mortgage
REITs invest the majority of their  assets in real estate  mortgages  and derive income  from the  collection  of interest  payments.  Hybrid  REITs  combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on
income   distributed   to   shareholders   provided  they  comply  with  several
requirements of the Internal Revenue Code, as amended (the "Code").

SHORT SELLING OF SECURITIES

     In a short sale of  securities,  a Fund sells  stock which it does not own, making  delivery  with  securities  "borrowed"  from a broker.  The Fund is then obligated to replace the security  borrowed by purchasing it at the market price at the time of replacement.  This price may or may not be less than the price at which the  security was sold by the Fund.  Until the  security is replaced,  the
Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security,  the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker,  to the extent  necessary to meet margin requirements, until the short position is closed out.

     A Fund will  incur a loss as a result of the short sale if the price of the security  increases between the date of the short sale and the date on which the
Fund replaces the borrowed security.  A Fund will realize a gain if the security declines  in price  between  those  two  dates.  The  amount of any gain will be decreased  and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale. Whether a Fund will be successful  in utilizing a short sale will depend,  in part, on the ability of a
Fund's  adviser  or  subadviser  to  predict  correctly  whether  the price of a security it borrows to sell short will decrease.

     In a short sale,  the seller does not  immediately  deliver the  securities sold and is said to have a short  position in those  securities  until  delivery occurs. A Fund must deposit in a segregated  account an amount of cash or liquid assets equal to the difference  between (a) the market value of securities  sold short at the time that they were sold short and (b) the value of the  collateral deposited  with the broker in connection  with the short sale (not including the proceeds from the short sale).  While the short  position is open, the Fund must maintain  on a daily basis the  segregated  account at such a level that (1) the amount  deposited in it plus the amount  deposited with the broker as collateral equals the current market value of the securities  sold short and (2) the amount deposited in it plus the

                                      -17-

amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

     A Fund may engage in short sales, if at the time of the short sale the Fund owns or has the right to obtain without  additional  cost an equal amount of the security being sold short.  This  investment  technique is known as a short sale
"against the box." The Funds do not intend to engage in short sales  against the box for investment purposes. A Fund may, however,  make a short sale as a hedge, when it believes that the price of a security may decline,  causing a decline in the  value  of a  security  owned  by the Fund  (or a  security  convertible  or exchangeable for such security),  or when the Fund wants to sell the security at an attractive  current  price.  In such a case,  any future losses in the Fund's long position should be offset by a gain in the short position and,  conversely, any gain in the long position should be reduced by a loss in the short position.
The extent to which such gains or losses are reduced will depend upon the amount of the security sold short  relative to the amount the Fund owns.  There will be certain  additional  transaction  costs  associated with short sales against the box,  but the Fund will  endeavor to offset these costs with the income from the investment  of the cash proceeds of short sales.  For tax purposes,  a Fund that enters  into a short sale  "against  the box" may be  treated  as having  made a constructive sale of an "appreciated  financial  position,"  causing the Fund to realize gain, but not loss.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

     A Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities,  including  repurchase  agreements which have a maturity of longer  than seven  days,  time  deposits  maturing  in more than seven days and securities  that are  illiquid  because of the  absence  of a readily  available market or legal or contractual  restrictions on resale or other factors limiting the marketability of the security.  Repurchase  agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically,  illiquid  securities  have  included  securities  subject to contractual  or  legal  restrictions  on  resale  because  they  have  not  been registered under the Securities Act of 1933, as amended (the "Securities  Act"), securities which are otherwise not readily marketable and repurchase  agreements having a maturity  of longer  than seven  days.  Securities  which have not been registered  under the  Securities  Act are referred to as private  placements or restricted  securities  and are  purchased  directly  from the  issuer or in the secondary market. Unless subsequently  registered for sale, these securities can only be sold in privately  negotiated  transactions  or pursuant to an exemption from  registration.  Investment  companies do not  typically  hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and  uncertainty  in valuation.  Limitations  on resale may have an adverse  effect on the  marketability  of portfolio  securities,  and an investment  company might be unable to dispose of  restricted or other  illiquid securities  promptly  or at  reasonable  prices  and  might  thereby  experience difficulty satisfying redemptions within seven days. An investment company might also have to register  such  restricted  securities  in order to dispose of them resulting in  additional  expense and delay.  Adverse  market  conditions  could impede such a public offering of securities.

     In recent years,  however, a large  institutional  market has developed for certain  securities  that are not registered  under the Securities Act including
repurchase   agreements,   commercial  paper,   foreign  securities,   municipal
securities and corporate bonds and notes.  Institutional  investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment.  The fact that there are  contractual or legal  restrictions on resale to the general public or to  certain  institutions  may  not be  indicative  of  the  liquidity  of  such investments.

     The SEC has  adopted  Rule 144A which  allows  for a broader  institutional trading market for securities  otherwise subject to restriction on resale to the general  public.  Rule 144A  establishes a "safe  harbor" from the  registration requirements  of the  Securities  Act  for  resales  of  certain  securities  to qualified institutional buyers.

     Any such  restricted  securities  will be  considered  to be  illiquid  for purposes of a Fund's  limitations on investments in illiquid  securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined  such  securities to be liquid because such securities  are  eligible  for  resale  pursuant  to Rule  144A and are  readily
saleable.  To  the  extent  that  qualified   institutional  buyers  may  become
uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

                                      -18-

     A Fund  may  sell  over-the-counter  ("OTC")  options  and,  in  connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options  written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree  that the Fund may  repurchase  any OTC  option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum  repurchase  price under the formula exceeds the intrinsic value of the option.

     The  applicable  subadviser  or the adviser will  monitor the  liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered:  (A) the unregistered nature of the security;  (B) the frequency of trades and quotes for the security;  (C) the number of dealers  wishing to  purchase or sell the  security  and the number of other  potential  purchasers;  (D) dealer  undertakings  to make a market in the security and (E) the nature of the  security  and the nature of the  marketplace trades  (e.g.,  the time  needed  to  dispose  of the  security,  the  method of soliciting offers and the mechanics of the transfer).

     Private Placement  Commercial  Paper.  Commercial paper eligible for resale under  Section  4(2)  of  the  Securities  Act is  offered  only  to  accredited investors.  Rule 506 of  Regulation  D in the  Securities  Act lists  investment companies as accredited investors.

     Section  4(2)  paper not  eligible  for  resale  under  Rule 144A under the
Securities  Act shall be  deemed  liquid if (1) the  Section  4(2)  paper is not traded flat or in default as to  principal  and  interest;  (2) the Section 4(2)
paper is rated  in one of the two  highest  rating  categories  by at least  two
NRSROs,  or if only  NRSRO  rates  the  security,  it is rated in one of the two highest  categories by that NRSRO;  and (3) the adviser  believes that, based on the trading  markets for such security,  such security can be disposed of within seven days in the  ordinary  course of business at  approximately  the amount at which the Fund has valued the security.

BORROWING

     A Fund may borrow  money from  banks,  limited by each  Fund's  fundamental investment  restriction  (generally,  33 1/3% of its total assets (including the amount borrowed)),  including  borrowings for temporary or emergency purposes. A
Fund may engage in mortgage dollar roll and repurchase  agreements  which may be considered a form of borrowing.

DERIVATIVE INSTRUMENTS

     A Fund's adviser or subadviser may use a variety of derivative instruments, including  options,  futures  contracts  (sometimes  referred to as  "futures"), options on futures contracts,  stock index options,  forward currency contracts, swap  and  structured  contracts,  to  hedge  a  Fund's  portfolio  or for  risk management or for any other  permissible  purposes  consistent  with that Fund's investment objective.  Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

     Derivatives  generally have investment  characteristics that are based upon either  forward  contracts  (under  which one party is  obligated to buy and the other party is obligated to sell an  underlying  asset at a specific  price on a specified  date) or option  contracts  (under which the holder of the option has the  right  but not the  obligation  to buy or sell  an  underlying  asset  at a specified  price on or before a  specified  date).  Consequently,  the change in value of a  forward-based  derivative  generally is roughly  proportional to the change  in  value  of  the  underlying  asset.  In  contrast,  the  buyer  of an option-based  derivative  generally will benefit from favorable movements in the price of the  underlying  asset but is not exposed to the  corresponding  losses that result from adverse  movements in the value of the  underlying  asset.  The seller  (writer) of an  option-based  derivative  generally will receive fees or premiums but generally is exposed to losses  resulting from changes in the value of the  underlying  asset.  Derivative  transactions  may  include  elements  of leverage  and,  accordingly,  the  fluctuation  of the  value of the  derivative transaction in relation to the underlying asset may be magnified.

     The use of these  instruments  is subject to applicable  regulations of the
SEC, the several  options and futures  exchanges  upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

     Special Risks of Derivative Instruments.  The use of derivative instruments involves special  considerations  and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

                                      -19-

     (1)  Successful  use of most of  these  instruments  depends  upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency  markets,  which requires skills different from those necessary for predicting  changes  in the  prices of  individual  securities.  There can be no assurance that any particular strategy adopted will succeed.

     (2) There might be imperfect correlation,  or even no correlation,  between price  movements  of an  instrument  and price  movements of  investments  being hedged.  For example,  if the value of an instrument used in a short hedge (such as writing a call option,  buying a put option,  or selling a futures  contract)
increased by less than the decline in value of the hedged investment,  the hedge would not be fully  successful.  Such a lack of  correlation  might occur due to factors  unrelated  to the  value  of the  investments  being  hedged,  such  as speculative  or other  pressures on the markets in which these  instruments  are traded.  The effectiveness of hedges using instruments on indices will depend on the  degree  of  correlation  between  price  movements  in the  index and price movements in the investments  being hedged, as well as, how similar the index is to the  portion  of the  Fund's  assets  being  hedged  in terms  of  securities composition.

     (3)  Hedging  strategies,  if  successful,  can  reduce the risk of loss by wholly  or  partially  offsetting  the  negative  effect  of  unfavorable  price movements in the investments being hedged. However,  hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's  portfolio,  and the price of that  security  increased instead,  the gain from that increase  might be wholly or partially  offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the  increase in the price of the  security,  a Fund could suffer a loss.

     (4) As  described  below,  a Fund might be required  to maintain  assets as
"cover,"  maintain  segregated  accounts,  or make margin payments when it takes positions in these  instruments  involving  obligations  to third parties (i.e., instruments other than purchased options).  If the Fund were unable to close out its positions in such instruments,  it might be required to continue to maintain such assets or  accounts or make such  payments  until the  position  expired or matured.  The  requirements  might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio  security at a  disadvantageous time.  The  Fund's  ability to close out a position  in an  instrument  prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market,  the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position.  Therefore,  there is no  assurance  that any hedging  position can be closed out at a time and price that is favorable to the Fund.

     Options.  A Fund may purchase or write put and call  options on  securities and indices,  and may purchase options on foreign currencies and interest rates, and enter into closing transactions with respect to such options to terminate an existing position.  The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance  income by reason of the premiums paid by the purchaser of such  options.  Writing call options  serves as a limited short hedge because declines in the value of the hedged  investment would be offset to the extent of
the  premium  received  for  writing  the  option.   However,  if  the  security
appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price  greater  than that at which the  security  must be sold under the  option.  All or a portion of any assets used as cover for OTC options written by a Fund would be  considered  illiquid to the extent  described  under
"Restricted  and Illiquid  Securities"  above.  Writing put options  serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security  depreciates to a price lower than the exercise price of the put option,  it can be expected that the put option will be exercised,  and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option  position  will  reflect,  among other  things,  the historical  price  volatility of the underlying  investment,  the current market value of the underlying  investment,  the time remaining until expiration of the option,  the  relationship  of the  exercise  price to the  market  price of the underlying  investment,  and  general  market  conditions.  Options  that expire unexercised  have no value.  Options  used by a Fund may include  European-style

                                      -20-

options,  which can only be  exercised  at  expiration.  This is in  contrast to
American-style  options  which  can  be  exercised  at  any  time  prior  to the expiration date of the option.

     A Fund may effectively terminate its right or obligation under an option by entering  into a closing  transaction.  For example,  a Fund may  terminate  its obligation  under a call or put  option  that it had  written by  purchasing  an identical call or put option;  this is known as a closing purchase  transaction.
Conversely,  a Fund may  terminate  a  position  in a put or call  option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.  Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     A Fund may purchase or write both OTC options and options traded on foreign
and  U.S.   exchanges.   Exchange-traded   options  are  issued  by  a  clearing
organization affiliated with the exchange on which the option is listed that, in effect,  guarantees completion of every exchange-traded option transaction.  OTC options  are  contracts  between  the  Fund  and  the  counterparty  (usually  a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund  purchases or writes an OTC option,  it relies on the counter  party to make or take delivery of the underlying  investment upon exercise of the option.
Failure by the  counter  party to do so would  result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

     A Fund's  ability to establish and close out  positions in  exchange-listed options depends on the existence of a liquid market.  A Fund intends to purchase or write only those  exchange-traded  options  for which  there  appears to be a liquid secondary market.  However,  there can be no assurance that such a market will exist at any  particular  time.  Closing  transactions  can be made for OTC options only by negotiating directly with the counterparty,  or by a transaction in the secondary  market if any such market  exists.  Although a Fund will enter into OTC options  only with  counterparties  that are  expected to be capable of entering into closing  transactions with a Fund, there is no assurance that such
Fund will in fact be able to close out an OTC option at a favorable  price prior to expiration.  In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund is unable to  effect a closing  transaction  for an option it had purchased,  it would have to  exercise  the option to realize  any  profit.  The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause  material  losses because the Fund would be unable to sell the  investment  used as a cover for the written option until the option expires or is exercised.

     A Fund may  engage in  options  transactions  on  indices  in much the same manner as the options on securities  discussed above,  except that index options may serve as a hedge against overall  fluctuations in the securities  markets in general.

     The writing and purchasing of options is a highly specialized activity that involves  investment  techniques and risks different from those  associated with ordinary portfolio securities  transactions.  Imperfect  correlation between the options and securities  markets may detract from the  effectiveness of attempted hedging.

     Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter  into  any such  transactions  unless  it owns  either  (1) an  offsetting
("covered")  position in securities,  other options,  or futures or (2) cash and liquid  obligations  with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside  cash  and/or  appropriate  liquid  assets in a  segregated  custodial account if  required  to do so by the SEC and CFTC  regulations.  Assets used as cover or held in a segregated  account  cannot be sold while the position in the corresponding  option or futures contract is open, unless they are replaced with similar  assets.  As a result,  the  commitment of a large portion of the Fund's assets to segregated  accounts as a cover could impede  portfolio  management or the Fund's ability to meet redemption requests or other current obligations.

     An interest  rate option is an  agreement  with a  counterparty  giving the buyer the right but not the  obligation  to buy or sell one of an interest  rate hedging  vehicle  (such as a treasury  future or interest rate swap) at a future date at a  predetermined  price.  The  option  buyer  would pay a premium at the inception  of the  agreement.  An  interest  rate option can be used to actively manage a Fund's  interest rate risk with respect to either an individual bond or an overlay of the entire portfolio.

                                      -21-

     Spread  Transactions.  A Fund may  purchase  covered  spread  options  from
securities   dealers.   Such   covered   spread   options   are  not   presently
exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security  that it owns at a fixed dollar  spread or fixed yield spread in  relationship  to another  security that the Fund does not own, but which is used as a benchmark.  The risk to a Fund in purchasing covered spread  options is the cost of the  premium  paid for the spread  option and any transaction costs. In addition,  there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing  credit quality  spreads,  i.e., the yield spread  between high quality and lower quality  securities.  Such  protection is only provided during the life of the spread option.

     Futures  Contracts.  A Fund may enter  into  futures  contracts,  including interest rate, index, and currency futures and purchase and write (sell) related options.  The  purchase of futures or call  options  thereon can serve as a long hedge,  and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures  contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset  against the effect of expected  increases in securities  prices or currency  exchange rates and sales of futures as an offset against the effect of expected  declines in securities  prices or currency  exchange rates. A Fund may write put options on futures  contracts  while at the same time  purchasing call options on the same futures  contracts in order to create  synthetically  a long futures  contract  position.  Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's adviser or a subadviser  believes it is more  advantageous  to a Fund than is purchasing the futures contract.

     To the extent  required by regulatory  authorities,  a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade  approved  by the  CFTC  and are  standardized  as to  maturity  date  and underlying  financial  instrument.  These  transactions  may be entered into for
"bona  fide  hedging"   purposes  as  defined  in  CFTC  regulations  and  other
permissible  purposes including increasing return and hedging against changes in the value of portfolio  securities due to anticipated changes in interest rates, currency values and/or market conditions.

     A Fund will not enter into futures  contracts and related options for other than "bona fide  hedging"  purposes for which the aggregate  initial  margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account  unrealized  profits and unrealized losses on any such contracts it has entered into.  There is no overall limit on the percentage of a
Fund's assets that may be at risk with respect to futures  activities.  Although techniques other than sales and purchases of futures  contracts could be used to reduce a Fund's  exposure to market,  currency,  or interest rate  fluctuations, such Fund may be able to hedge its exposure  more  effectively  and perhaps at a lower cost through using futures contracts.

     A futures  contract  provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures  contract is an agreement  pursuant to which the parties agree  to take or make  delivery  of an  amount  of cash  equal  to a  specified multiplier  times the difference  between the value of the index at the close of the last trading day of the  contract  and the price at which the index  futures contract was originally written.  Transactions costs are incurred when a futures contract is bought or sold and margin  deposits  must be  maintained.  A futures contract may be  satisfied  by delivery or purchase,  as the case may be, of the instrument,  the currency,  or by payment of the change in the cash value of the index.  More  commonly,  futures  contracts  are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index  might be a  function  of the value of  certain  specified securities,  no physical delivery of those securities is made. If the offsetting purchase  price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely,  if the offsetting sale price is more than the original  purchase price, a Fund realizes a gain; if it is less, a
Fund  realizes a loss.  The  transaction  costs must also be  included  in these calculations.  There can be no assurance,  however,  that a Fund will be able to enter  into an  offsetting  transaction  with  respect to a  particular  futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction,  that Fund will  continue to be  required  to  maintain  the margin deposits on the futures contract.

     No price is paid by a Fund upon entering into a futures contract.  Instead, at the  inception  of a futures  contract,  the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker

                                      -22-

through whom the transaction was effected,  "initial margin" consisting of cash,
U.S. Government  securities or other liquid obligations,  in an amount generally equal to 10% or less of the contract  value.  Margin must also be deposited when writing  a call  or  put  option  on a  futures  contract,  in  accordance  with applicable  exchange rules.  Unlike margin in securities  transactions,  initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the  termination of the  transaction if all  contractual  obligations  have been satisfied.  Under certain circumstances,  such as periods of high volatility,  a
Fund may be required by an exchange to increase the level of its initial  margin payment,  and initial margin  requirements  might be increased  generally in the future by regulatory action.

     Subsequent  "variation  margin"  payments  are made to and from the futures broker daily as the value of the futures  position  varies,  a process  known as
"marking to market."  Variation  margin does not involve  borrowing,  but rather represents  a daily  settlement  of a Fund's  obligations  to or from a  futures broker.  When a Fund  purchases  an option on a future,  the  premium  paid plus transaction costs is all that is at risk. In contrast,  when a Fund purchases or sells a futures  contract or writes a call or put option thereon,  it is subject to daily  variation  margin  calls  that  could be  substantial  in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements,  it might need to sell securities at a time when such sales are disadvantageous.  Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively,  an  instrument  identical  to the  instrument  held  or  written.
Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered  into (or through a linked  exchange).
Although the Funds intend to enter into futures  transactions  only on exchanges or boards of trade where there appears to be an active  market,  there can be no assurance  that  such  a  market  will  exist  for a  particular  contract  at a particular time.

     Under certain  circumstances,  futures exchanges may establish daily limits on the  amount  that the price of a future or option on a futures  contract  can vary from the previous day's settlement  price;  once that limit is reached,  no trades may be made that day at a price  beyond the limit.  Daily price limits do not limit  potential  losses  because  prices  could move to the daily limit for
several  consecutive  days  with  little  or  no  trading,   thereby  preventing
liquidation of unfavorable positions.

     If a Fund  were  unable to  liquidate  a  futures  contract  or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses,  because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options,  the Fund would continue to be required to make daily  variation  margin  payments and might be required to maintain the position  being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain  characteristics of the futures market might increase the risk that movements  in the prices of futures  contracts  or options on futures  contracts might not correlate  perfectly with  movements in the prices of the  investments being  hedged.  For  example,  all  participants  in the  futures and options on futures  contracts markets are subject to daily variation margin calls and might be  compelled  to liquidate  futures or options on futures  contracts  positions whose prices are moving  unfavorably  to avoid being  subject to further  calls.
These  liquidations  could  increase  price  volatility of the  instruments  and distort  the normal  price  relationship  between the futures or options and the investments being hedged.  Also, because initial margin deposit  requirements in the futures markets are less onerous than margin  requirements in the securities markets,  there might be increased  participation  by  speculators in the future markets.  This participation  also might cause temporary price  distortions.  In addition, activities of large traders in both the futures and securities markets involving  arbitrage,  "program  trading" and other investment  strategies might result in temporary price distortions.

                                      -23-

     Swap  Agreements.  A Fund may enter into interest rate,  securities  index, commodity, or security and currency exchange rate swap agreements for any lawful purpose  consistent  with  such  Fund's  investment  objective,  such as for the purpose of  attempting  to obtain or  preserve a  particular  desired  return or spread at a lower cost to the Fund than if the Fund had invested  directly in an instrument  that yielded that  desired  return or spread.  A Fund also may enter into  swaps in order to  protect  against  an  increase  in the price of, or the currency  exchange rate  applicable  to,  securities  that the Fund  anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by  institutional  investors for periods ranging from one or more days to several  years.  In a  standard  "swap"  transaction,  two  parties  agree to exchange the returns (or differentials in rates of return) earned or realized on particular  predetermined  investments or  instruments.  The gross returns to be exchanged  or  "swapped"  between the parties are  calculated  with respect to a
"notional  amount,"  i.e.,  the return on or increase  in value of a  particular dollar amount  invested at a particular  interest rate, in a particular  foreign currency,  or in a "basket" of securities  representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified  rate, or "cap";  interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest  rates fall below a specified  level,  or "floor";  and  interest  rate collars,  under which a party sells a cap and purchases a floor,  or vice versa, in an attempt to protect itself against interest rate movements  exceeding given minimum or maximum levels. "Total return swaps" are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified  period,  in return for payments  equal to a fixed or floating rate of interest or the total return from another underlying asset.

     The  "notional  amount" of the swap  agreement is the agreed upon basis for calculating the obligations  that the parties to a swap agreement have agreed to exchange.  Under most swap agreements entered into by a Fund, the obligations of the  parties  would  be  exchanged  on a "net  basis."  Consequently,  a  Fund's obligation  (or rights) under a swap  agreement  will generally be equal only to the net amount to be paid or received under the agreement  based on the relative values of the positions  held by each party to the agreement (the "net amount").
A Fund's obligation under a swap agreement will be accrued daily (offset against amounts  owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty  will  be  covered  by  the  maintenance  of a  segregated  account consisting of cash or liquid assets.

     Whether a Fund's use of swap  agreements  will be  successful in furthering its  investment  objective  will  depend,  in  part,  on a Fund's  adviser's  or subadviser's  ability to predict  correctly whether certain types of investments are likely to produce greater returns than other investments.

     Swap  agreements may be considered to be illiquid.  Moreover,  a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy  of a swap  agreement  counterparty.  The swaps market is largely unregulated.

     A Fund will enter swap  agreements only with  counterparties  that a Fund's adviser or subadviser  reasonably  believes are capable of performing  under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its  contractual  remedies  (which may be limited by bankruptcy,  insolvency or similar laws) pursuant to the  agreements  related to the transaction.

     Structured  Products.  A Fund may use  structured  products  to  hedge  its portfolio.  Structured products generally are individually negotiated agreements and  may  be  traded  over-the-counter.  They  are  organized  and  operated  to restructure  the investment  characteristics  of the underlying  security.  This restructuring  involves  the deposit  with or  purchase by an entity,  such as a corporation or trust, of specified  instruments  (such as commercial bank loans)
and  the  issuance  by  that  entity  of  one  or  more  classes  of  securities
("structured   securities")  backed  by,  or  representing   interests  in,  the
underlying  instruments.  The cash  flow on the  underlying  instruments  may be apportioned  among the newly issued  structured  securities to create securities with different investment characteristics,  such as varying maturities,  payment priorities  and interest rate  provisions,  and the extent of such payments made with  respect to  structured  securities  is dependent on the extent of the cash flow on the underlying instruments.

     With  respect  to  structured  products,   because  structured   securities
typically  involve no credit  enhancement,  their credit risk  generally will be equivalent  to that of the  underlying  instruments.  Investments  in structured
securities   are   generally  of  a  class  that  is  either   subordinated   or
unsubordinated to the right of payment of another

                                      -24-

class.  Subordinated  structured  securities  typically  have higher  yields and present  greater risks than  unsubordinated  structured  securities.  Structured securities are typically sold in private  placement  transactions,  and there is currently no active trading market for these securities.

     Hybrid  Instruments.  Hybrid  instruments  combine  elements of  derivative contracts with those of another  security  (typically a fixed-income  security).
All or a portion of the  interest or principal  payable on a hybrid  security is determined  by  reference to changes in the price of an  underlying  asset or by reference to another benchmark (such as interest rates,  currency exchange rates or  indices).  Hybrid  instruments  also  include  convertible  securities  with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid  instruments  reflect a combination of the risks of investing in securities,  options,  futures and currencies,  and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail  significant risks in addition to those associated with traditional fixed income or convertible  securities.  Hybrid instruments are also potentially more volatile and carry  greater  interest rate risks than  traditional  instruments.
Moreover, depending on the structure of the particular hybrid, it may expose the
Fund to leverage risks or carry liquidity risks.

     Credit  Linked  Notes.  A credit  linked  note  ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note
Issuer")  that is intended  to  replicate  a  corporate  bond or a portfolio  of corporate bonds. The purchaser of the CLN (the "Note  Purchaser")  invests a par amount and receives a payment  during the term of the CLN that equals a fixed or floating  rate of interest  equivalent  to a high rated  funded asset (such as a bank  certificate of deposit) plus an additional  premium that relates to taking on the credit risk of an identified bond (the "Reference  Bond").  Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the Note issuer,  if there is neither a  designated  event of default  (an  "Event of  Default")  with  respect  to the  Reference  Bond nor a restructuring of the issuer of the Reference Bond (a "Restructuring  Event"); or
(ii) the value of the Reference  Bond if an Event of Default or a  Restructuring
Event has  occurred.  Depending  upon the terms of the CLN, it is also  possible that the  Note  Purchaser  may be  required  to take  physical  delivery  of the
Reference Bond in the event of an Event of Default or a Restructuring Event.

     Foreign Currency-Related Derivative Strategies - Special Considerations.  A
Fund may use options  and  futures and options on futures on foreign  currencies and forward currency  contracts to hedge against  movements in the values of the foreign  currencies in which a Fund's  securities  are  denominated.  A Fund may engage in currency exchange  transactions to protect against  uncertainty in the level of future  exchange rates and may also engage in currency  transactions to increase income and total return. Such currency hedges can protect against price movements  in  a  security  the  Fund  owns  or  intends  to  acquire  that  are attributable to changes in the value of the currency in which it is denominated.
Such hedges do not,  however,  protect against price movements in the securities that are attributable to other causes.

     A Fund might  seek to hedge  against  changes in the value of a  particular currency  when no hedging  instruments  on that  currency are  available or such hedging  instruments are more expensive than certain other hedging  instruments.
In such cases,  a Fund may hedge  against  price  movements in that  currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies,  the values of which a Fund's adviser or a subadviser believes  will have a high  degree of positive  correlation  to the value of the currency  being  hedged.  The risk that  movements  in the price of the  hedging instrument  will not  correlate  perfectly  with  movements  in the price of the currency being hedged is magnified when this strategy is used.

     The value of derivative  instruments on foreign  currencies  depends on the value of the underlying  currency  relative to the U.S. dollar.  Because foreign
currency   transactions   occurring  in  the  interbank   market  might  involve
substantially  larger  amounts  than those  involved in the use of such  hedging instruments,  a Fund  could be  disadvantaged  by  having to deal in the odd lot market  (generally  consisting of  transactions of less than $1 million) for the underlying  foreign  currencies at prices that are less favorable than for round lots.

     There is no  systematic  reporting  of last sale  information  for  foreign currencies or any  regulatory  requirement  that  quotations  available  through dealers or other market sources be firm or revised on a timely basis.  Quotation information  generally  is  representative  of very  large  transactions  in the interbank  market and thus might not reflect  odd-lot  transactions  where rates might be less favorable. The interbank market in foreign currencies is a

                                      -25-

global,  round-the-clock  market.  To the  extent  the U.S.  options  or futures markets are closed while the markets for the underlying  currencies remain open, significant price and rate movements might take place in the underlying  markets that cannot be reflected  in the markets for the  derivative  instruments  until they reopen.

     Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make  delivery of the  underlying  foreign currency  in  accordance  with any U.S.  or foreign  regulations  regarding  the maintenance  of foreign  banking  arrangements  by U.S.  residents  and might be required  to pay any  fees,  taxes and  charges  associated  with such  delivery assessed in the issuing country.

     Permissible  foreign currency options will include options traded primarily in the OTC market.  Although options on foreign  currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD CURRENCY CONTRACTS

     A forward  currency  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract agreed upon by the parties,  at a price set at the time of the  contract.  These  contracts  are entered  into in the  interbank  market conducted directly between currency traders (usually large commercial banks) and their customers.

     At or before the maturity of a forward  contract,  a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual  obligation to deliver the currency by purchasing  a second  contract.  If a Fund  retains the  portfolio  security and engages in an offsetting transaction,  the Fund, at the time of execution of the offsetting transaction,  will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

     The precise matching of forward currency  contract amounts and the value of the securities involved generally will not be possible because the value of such securities,  measured in the  foreign  currency,  will change  after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell  foreign  currencies  in the spot (cash)  market to the extent such foreign currencies  are not covered by forward  contracts.  The projection of short-term currency market movements is extremely  difficult,  and the successful execution of a short-term hedging strategy is highly uncertain.

     Currency Hedging. While the values of forward currency contracts,  currency options,  currency  futures and options on futures may be expected to  correlate with  exchange  rates,  they will not reflect  other factors that may affect the value of a Fund's investments.  A currency hedge, for example,  should protect a
Yen-denominated  bond  against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's  investments  denominated  in foreign  currency will change in response to many factors other than exchange  rates, a currency hedge may not be entirely  successful in mitigating  changes in the value of a Fund's investments denominated in that currency over time.

     A  decline  in the  dollar  value of a foreign  currency  in which a Fund's securities are denominated will reduce the dollar value of the securities,  even if their value in the foreign  currency  remains  constant.  The use of currency hedges  does  not  eliminate  fluctuations  in  the  underlying  prices  of  the securities, but it does establish a rate of exchange that can be achieved in the future.  In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency.  If the value of the currency does decline,  the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset,  in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which  securities  to be acquired are  denominated is projected,  thereby  potentially  increasing the cost of the securities,  a Fund may purchase call options on the  particular  currency.  The purchase of these options could offset,  at least partially,  the effects of the adverse movements in exchange rates.  Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency,  at the same time, they also limit any potential gain that might result should the value of the currency increase.

                                      -26-

     A Fund may enter into foreign currency  exchange  transactions to hedge its currency  exposure in specific  transactions or portfolio  positions or, in some
instances,   to  adjust  its  currency   exposure  relative  to  its  benchmark.
Transaction  hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio  securities.  Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

FLOATING AND VARIABLE RATE INSTRUMENTS

     Floating or variable rate  obligations  bear interest at rates that are not fixed, but vary with changes in specified  market rates or indices,  such as the prime rate,  or at  specified  intervals.  The  interest  rate on  floating-rate securities  varies with  changes in the  underlying  index (such as the Treasury bill rate),  while the interest rate on variable or adjustable  rate  securities changes at preset times based upon an underlying index.  Certain of the floating or variable  rate  obligations  that may be  purchased  by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand  instruments  purchased by a Fund may not be traded in a secondary  market and derive  their  liquidity  solely  from the  ability of the holder to demand  repayment  from the  issuer or third  party  providing  credit support.  If a demand instrument is not traded in a secondary  market,  the Fund will nonetheless  treat the instrument as "readily  marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument  will be  characterized  as "not readily  marketable"  and  therefore illiquid.

     Such  obligations  include  variable rate master  demand  notes,  which are unsecured instruments issued pursuant to an agreement between the issuer and the holder  that  permit the  indebtedness  thereunder  to vary and to  provide  for periodic  adjustments  in the interest  rate. A Fund will limit its purchases of floating and  variable  rate  obligations  to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing  basis the ability of an issuer of a demand  instrument to pay principal and interest on demand.

     A Fund's  right to obtain  payment at par on a demand  instrument  could be affected by events occurring  between the date the Fund elects to demand payment and the date  payment is due that may  affect  the  ability of the issuer of the instrument  or third party  providing  credit  support to make payment when due, except when such demand  instruments  permit same day settlement.  To facilitate settlement,  these same day demand instruments may be held in book entry form at a bank  other  than a  Fund's  custodian  subject  to a  subcustodian  agreement approved by the Fund between that bank and the Fund's custodian.

SECURITIES OF INVESTMENT COMPANIES

     As  permitted  by the 1940  Act,  a Fund may  invest up to 10% of its total assets,  calculated  at the  time of  investment,  in the  securities  of  other open-end or closed-end investment  companies.  No more than 5% of a Fund's total assets may be invested in the securities of any one  investment  company nor may it  acquire  more  than 3% of the  voting  securities  of any  other  investment company.  However,  as described above,  each of the GVIT Investor  Destinations
Funds may invest up to 100% of its assets in other investment companies.  A Fund will indirectly bear its  proportionate  share of any management fees paid by an investment  company in which it invests in addition to the  advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment  by outside  investors.  Investments  in such  countries  may only be
permitted   through   foreign   government-approved   or   government-authorized
investment vehicles, which may include other investment companies.

BANK OBLIGATIONS

     Bank  obligations  that may be purchased by a Fund include  certificates of deposit,  banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either  interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower,  usually in connection with an international commercial transaction.
The  borrower  is  liable  for  payment  as is the bank,  which  unconditionally guarantees to pay the draft at its face amount on the maturity date.  Fixed time deposits are obligations of branches of

                                      -27-

U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of  interest.  Although  fixed time  deposits do not have a market, there are no  contractual  restrictions  on the right to  transfer a  beneficial interest in the deposit to a third party.

     Bank  obligations  may be general  obligations of the parent bank or may be limited to the issuing  branch by the terms of the  specific  obligations  or by government  regulation.  Bank  obligations  may  be  issued  by  domestic  banks
(including  their  branches  located  outside the United  States),  domestic and foreign branches of foreign banks and savings and loan associations.

     Eurodollar  and  Yankee   Obligations.   Eurodollar  bank  obligations  are
dollar-denominated  certificates of deposit and time deposits issued outside the
U.S.  capital  markets by foreign  branches of U.S.  banks and by foreign banks.
Yankee bank obligations are  dollar-denominated  obligations  issued in the U.S.
capital markets by foreign banks.

     Eurodollar and Yankee bank  obligations  are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk.
Additionally,  Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain  sovereign  risks.  One such risk is the  possibility  that a sovereign  country might prevent capital,  in the form of dollars,  from flowing across  their  borders.  Other risks  include:  adverse  political  and economic developments;  the extent and  quality of  government  regulation  of  financial markets and institutions;  the imposition of foreign  withholding taxes, and the expropriation  or  nationalization  of foreign issues.  However,  Eurodollar and
Yankee bank  obligations held in a Fund will undergo the same credit analysis as domestic  issues  in which  the Fund  invests,  and will  have at least the same financial strength as the domestic issuers approved for the Fund.

ZERO COUPON SECURITIES

     Zero coupon  securities are debt securities that pay no cash income but are sold  at  substantial  discounts  from  their  value  at  maturity.  Step-coupon securities are debt securities  that do not make regular cash interest  payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity,  its entire return,  which consists of the  amortization of discount,  comes from the difference between its purchase price and its maturity value.  This  difference  is known at the time of  purchase,  so that  investors holding  zero  coupon  securities  until  maturity  know at the  time  of  their investment  what the expected  return on their  investment will be. Certain zero coupon  securities  also are sold at  substantial  discounts from their maturity value and  provide  for the  commencement  of  regular  interest  payments  at a deferred date. Zero coupon  securities may have conversion  features.  PIK bonds pay all or a portion of their interest in the form of debt or equity securities.
Deferred  payment  securities are securities that remain zero coupon  securities until a  predetermined  date,  at which  time the  stated  coupon  rate  becomes effective and interest  becomes payable at regular  intervals.  Deferred payment securities are often sold at substantial discounts from their maturity value.

LOAN PARTICIPATIONS AND ASSIGNMENTS

     Loan  Participations  typically  will result in a Fund having a contractual relationship only with the lender,  not with the borrower.  A Fund will have the right to receive  payments of  principal,  interest  and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan
Participations, a Fund generally will have no right to enforce compliance by the borrower  with the terms of the loan  agreement  relating  to the loan,  nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral  supporting the loan in which it has purchased the Participation.
As a result,  a Fund will  assume the credit risk of both the  borrower  and the lender that is selling the Participation.  In the event of the insolvency of the lender selling a  Participation,  a Fund may be treated as a general creditor of the lender  and may not  benefit  from any  set-off  between  the lender and the
borrower.   A  Fund  will  acquire  Loan   Participations  only  if  the  lender
interpositioned  between  the  Fund  and  the  borrower  is  determined  by  the applicable  adviser or  subadviser  to be  creditworthy.  When a Fund  purchases
Assignments  from  lenders,  the Fund will  acquire  direct  rights  against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

                                      -28-

     A  Fund  may   have   difficulty   disposing   of   Assignments   and  Loan
Participations.  Because the market for such  instruments  is not highly liquid, the Fund  anticipates  that  such  instruments  could be sold  only to a limited number of institutional  investors. The lack of a highly liquid secondary market may have an  adverse  impact on the value of such  instruments  and will have an adverse  impact on the Fund's  ability to dispose of particular  Assignments  or
Loan   Participations  in  response  to  a  specific  economic  event,  such  as deterioration in the creditworthiness of the borrower.

     In valuing a Loan  Participation  or Assignment  held by a Fund for which a secondary  trading market  exists,  the Fund will rely upon prices or quotations provided  by banks,  dealers or  pricing  services.  To the  extent a  secondary trading market does not exist,  the Fund's Loan  Participations  and Assignments will be valued in accordance with  procedures  adopted by the Board of Trustees, taking into consideration,  among other factors: (i) the creditworthiness of the borrower under the loan and the lender;  (ii) the current interest rate;  period until next rate  reset and  maturity  of the loan;  (iii)  recent  prices in the market for similar loans;  and (iv) recent prices in the market for  instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

     A Fund may engage in reverse repurchase  agreements to facilitate portfolio liquidity,  a practice  common in the mutual  fund  industry,  or for  arbitrage transactions  discussed below. In a reverse repurchase  agreement,  a Fund would sell a security  and enter into an  agreement  to  repurchase  the security at a specified future date and price. A Fund generally  retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse  repurchase  agreement,  it may be  considered  a borrowing  (see
"Borrowing").  When  required  by  guidelines  of the SEC, a Fund will set aside permissible  liquid assets in a segregated  account to secure its obligations to repurchase  the  security.  At the time a Fund enters into a reverse  repurchase agreement,  it will establish and maintain a segregated account with an approved custodian  containing  liquid  securities  having  a value  not  less  than  the repurchase  price  (including  accrued  interest).  The assets  contained in the segregated account will be marked-to-market  daily and additional assets will be placed in such account on any day in which the assets fall below the  repurchase price (plus  accrued  interest).  A Fund's  liquidity  and ability to manage its assets  might be affected  when it sets aside cash or  portfolio  securities  to cover such commitments.  Reverse repurchase agreements involve the risk that the market value of the  securities  retained in lieu of sale may decline  below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities  under a reverse  repurchase  agreement  files for bankruptcy  or becomes  insolvent,  such buyer or its  trustee or  receiver  may receive  an  extension  of time to  determine  whether  to  enforce  the  Fund's obligation to repurchase the  securities,  and the Fund's use of the proceeds of the reverse  repurchase  agreement may  effectively  be restricted  pending such determination.  Reverse  repurchase  agreements  are considered to be borrowings under the 1940 Act.

     Mortgage  dollar  rolls  are  arrangements  in  which  a  Fund  would  sell mortgage-backed  securities for delivery in the current month and simultaneously contract to purchase  substantially  similar  securities  on a specified  future
date.   While  a  Fund  would  forego   principal   and  interest  paid  on  the
mortgage-backed securities during the roll period, the Fund would be compensated by the  difference  between the current  sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale.  A Fund also  could be  compensated  through  the  receipt  of fee  income equivalent  to a lower  forward  price.  At the time the Fund would enter into a mortgage  dollar  roll,  it would  set  aside  permissible  liquid  assets  in a segregated  account to secure its obligation  for the forward  commitment to buy mortgage-backed securities.  Depending on whether the segregated assets are cash equivalents or some other type of security,  entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity.  If the segregated assets are cash  equivalents  that  mature  prior to the  mortgage  dollar  roll settlement,  there is little  likelihood  that the  sensitivity  will  increase;
however, if the segregated assets are subject to interest rate risk because they settle later, then the Fund's interest rate sensitivity could increase. Mortgage dollar  roll  transactions  may be  considered  borrowings  by the  Funds.  (See
"Borrowing".)

     Mortgage  dollar  rolls and reverse  repurchase  agreements  may be used as arbitrage  transactions in which a Fund will maintain an offsetting  position in investment  grade debt  obligations or repurchase  agreements  that mature on or before  the  settlement  date on the  related  mortgage  dollar  roll or reverse repurchase  agreements.  Since a Fund will receive interest on the securities or repurchase  agreements  in which  it  invests  the  transaction  proceeds,  such transactions may involve leverage.  However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's

                                      -29-

adviser or subadviser  believes that such arbitrage  transactions do not present the risks to the Funds that are associated with other types of leverage.

TEMPORARY INVESTMENTS

     Generally each of the Funds will be fully  invested in accordance  with its investment  objective  and  strategies.  However,  pending  investment  of  cash balances,  or if the GVIT Enhanced Income Fund's adviser believes that business, economic,  political or financial  conditions warrant, a Fund may invest without limit in cash or money market cash equivalents,  including:  (1) short-term U.S.
Government securities;  (2) certificates of deposit,  bankers' acceptances,  and interest-bearing  savings  deposits  of  commercial  banks;  (3)  prime  quality commercial  paper; (4) repurchase  agreements  covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other  investment  companies  that invest in securities in which the Fund may invest.  Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

INVESTMENT RESTRICTIONS

     The following are fundamental investment restrictions for each of the Funds which  cannot be changed  without the vote of the  majority  of the  outstanding shares of the Fund for which a change is  proposed.  The vote of the majority of the  outstanding  securities  means  the  vote of (A) 67% or more of the  voting securities  present  at such  meeting,  if the  holders  of more than 50% of the outstanding  voting  securities  are  present or  represented  by proxy or (B) a majority of the outstanding securities, whichever is less.

Each of the Funds:

o    May not lend any security or make any other loan except that each Fund may, in  accordance  with  its  investment  objective  and  policies,  (i)  lend portfolio securities,  (ii) purchase and hold debt securities or other debt
     instruments,   including  but  not  limited  to  loan   participations  and
     subparticipations, assignments, and structured securities, (iii) make loans
     secured  by  mortgages  on  real  property,   (iv)  enter  into  repurchase
     agreements,  and (v) make time deposits  with  financial  institutions  and invest in instruments issued by financial institutions,  and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

o    May not purchase or sell real estate, except that each Fund may (i) acquire real estate  through  ownership of securities or  instruments  and sell any real estate acquired thereby,  (ii) purchase or sell instruments secured by real  estate  (including  interests  therein),  and (iii)  purchase or sell securities  issued by entities or  investment  vehicles that own or deal in real estate (including interests therein).

o    May not borrow money or issue senior securities,  except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior  securities as and to the extent  permitted by the 1940 Act or any rule, order or interpretation thereunder.

o    May not purchase or sell  commodities or commodities  contracts,  except to the extent  disclosed in the current  Prospectus or Statement of Additional
     Information of such Fund.

o    May not act as an underwriter of another issuer's securities, except to the extent  that each Fund may be deemed an  underwriter  within the meaning of the  Securities  Act in connection  with the purchase and sale of portfolio securities.

The Index Funds:

o    May not purchase the securities of any issuer if, as a result,  25% or more than (taken at current  value) of the Fund's total assets would be invested in the securities of issuers,  the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index,  a Fund may invest more than 25% of its total assets in securities of issuers in that industry.

The GVIT Enhanced Income Fund:

                                      -30-

o    May not  purchase  securities  of any one  issuer,  other than  obligations
     issued  or   guaranteed   by  the  U.S.   Government,   its   agencies   or
     instrumentalities, if, immediately after such purchase, more than 5% of the
     Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding  voting  securities of the issuer,  except that 25% or less of the Fund's total assets may be invested  without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills,  notes, or other obligations  issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

o    May not purchase the securities of any issuer if, as a result,  25% or more than (taken at current  value) of the Fund's total assets would be invested in the securities of issuers,  the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry  in its target  index,  the Fund may  invest  more than 25% of its total assets in securities  of issuers in that  industry.  This  limitation does not apply to securities issued by the U.S.  government or its agencies or instrumentalities  and obligations issued by state, country or municipal governments.  The following  industries are considered  separate industries
     for  purposes  of  this  investment  restriction:   electric,  natural  gas
     distribution,  natural gas pipeline, combined electric and natural gas, and telephone utilities,  captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.

     The following  are the  NON-FUNDAMENTAL  operating  policies of each of the
Funds,  which MAY BE  CHANGED  by the  Board of  Trustees  of the Trust  WITHOUT
SHAREHOLDER APPROVAL:

Each Fund may not:

o    Sell  securities  short  unless  the Fund  owns or has the  right to obtain securities  equivalent in kind and amount to the  securities  sold short or unless it covers such short  sales as  required  by the  current  rules and positions  of the SEC or its staff,  and provided  that short  positions in forward currency contracts,  options, futures contracts, options on futures contracts,  or other  derivative  instruments  are not deemed to constitute selling securities short.

o    Purchase  securities  on  margin,  except  that the Fund  may  obtain  such short-term credits as are necessary for the clearance of transactions;  and
     provided  that  margin  deposits  in  connection   with  options,   futures
     contracts,  options on futures contracts, and transactions in currencies or other derivative  instruments shall not constitute purchasing securities on margin.

o    Purchase or otherwise  acquire any security if, as a result,  more than 15%
     of its net assets would be invested in securities that are illiquid. If any percentage  restriction or requirement  described above is satisfied at the time of  investment,  a  later  increase  or  decrease  in such  percentage resulting  from a change in net asset value will not constitute a violation of such restriction or requirement.  However,  should a change in net asset value or other  external  events  cause a Fund's  investments  in  illiquid securities  including  repurchase  agreements  with maturities in excess of seven days, to exceed the limit set forth above for such Fund's  investment in illiquid  securities,  a Fund will act to cause the aggregate  amount of such  securities  to come  within  such  limit  as  soon  as is  reasonably practicable.  In such an event,  however, such a Fund would not be required to liquidate any portfolio  securities  where a Fund would suffer a loss on the sale of such securities.

o    Pledge,  mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with  permissible  borrowings or investments and then such pledging,  mortgaging, or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of the borrowing or investment.

The GVIT Enhanced Income Fund may not:

o    Purchase securities of other investment companies except in connection with a merger, consolidation,  acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

                                      -31-

     The investment  objectives of each of the Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval.

INTERNAL REVENUE CODE RESTRICTIONS

     In  addition  to the  investment  restrictions  above,  each  Fund  must be diversified  according to Internal Revenue Code requirements.  Specifically,  at each tax quarter end, each Fund's  holdings must be  diversified  so that (a) at least 50% of the market value of its total assets is represented  by cash,  cash items (including receivables),  U.S. government securities,  securities of other
U.S. regulated investment  companies,  and other securities,  limited so that no one issuer has a value  greater  than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such  issuer,  and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than those of the U.S.  Government or other
U.S.  regulated  investment  companies)  of any  one  issuer,  or of two or more issuers which the Fund controls and which are engaged in the same,  similar,  or related  trades  or  businesses,  or the  securities  of one or  more  qualified publicly traded partnerships.

     Also, there are four  requirements  imposed on the Funds under Subchapter L of the Code  because  they  are  used as  investment  options  written  variable insurance products.

     1)   A Fund may  invest no more that 55% of its total  assets in one issuer
          (including  securities issued or guaranteed by the U.S.  government or any of its agencies or instrumentalities);

     2)   A Fund may invest no more that 70% of its total  assets in two issuers
          (including  securities issued or guaranteed by the U.S.  government or any of its agencies or instrumentalities);

     3)   A Fund may  invest  no more  that  80% of its  total  assets  in three issuers  (including  securities  issued  or  guaranteed  by  the  U.S.
          government or any of its agencies or instrumentalities);

     4)   A Fund may invest no more that 90% of its total assets in four issuers
          (including  securities issued or guaranteed by the U.S.  government or any of its agencies or instrumentalities);

     Each  U.S.  government  agency or  instrumentality  shall be  treated  as a separate issuer.

PORTFOLIO TURNOVER

     The  portfolio  turnover  rate for each Fund is  calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less.  High  portfolio  turnover  rates will  generally  result in  higher  brokerage  expenses,  and may  increase  the volatility  of a Fund.  As of the  date of this  SAI,  the  Funds  have  not yet completed  one full  year of  operation  and  thus no  portfolio  turnover  rate information is provided.

INSURANCE LAW RESTRICTIONS

     In  connection  with the  Trust's  agreement  to sell  shares  to  separate accounts to fund benefits  payable under  variable life  insurance  policies and variable annuity contracts, GMF and GMCM (collectively,  the "Advisers") and the insurance  companies  may enter  into  agreements,  required  by  certain  state insurance  departments,  under  which the  Advisers  may agree to use their best efforts to assure and permit  insurance  companies  to monitor that each Fund of the Trust complies with the investment  restrictions and limitations  prescribed by state insurance laws and regulations applicable to the investment of separate account  assets in shares of mutual funds.  If a Fund failed to comply with such restrictions or limitations, the separate accounts would take appropriate action which might include ceasing to make  investments in the Fund or withdrawing from the state imposing the  limitation.  Such  restrictions  and limitations are not expected to have a significant impact on the Trust's operations.

MAJOR SHAREHOLDERS

     Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance
Company,  each  located  at One  Nationwide  Plaza,  Columbus,  Ohio  43215  and
Nationwide  Life  Insurance  Company  of  America  ("NLICA"),  located  at  1000
Chesterbrook  Boulevard,   Berwyn,  Pennsylvania  19312,  are  wholly  owned  by
Nationwide Financial

                                      -32-

Services,  Inc.  ("NFS").  Nationwide  Life and  Annuity  Insurance  Company  of
America,  located at 300 Continental  Drive,  Newark,  Delaware 19713, is wholly owned by NLICA.  NFS,  a  holding  company,  has two  classes  of  common  stock outstanding  with different voting rights enabling  Nationwide  Corporation (the holder of all  outstanding  Class B Common  Stock) to  control  NFS.  Nationwide
Corporation is also a holding  company in the Nationwide  Insurance  Enterprise.
All of the common stock of Nationwide  Corporation is held by Nationwide  Mutual
Insurance  Company (95.3%) and Nationwide  Mutual Fire Insurance Company (4.7%),
each of which is a mutual  company owned by its  policyholders.

     The  Nationwide  Life  Insurance  Company  and its  affiliates  directly or indirectly  own the  Advisers.  Since  the  Funds  that  have not yet  commenced operations,  it is expected that upon  commencement of the public offering,  the
Advisers or one of their  affiliates will own all or  substantially  all of each
Fund's  shares.  To  the  extent  Nationwide  Life  Insurance  Company  and  its affiliates  directly or  indirectly  own,  control and hold power to vote 25% or more of the  outstanding  shares of any of the  Funds,  they are  deemed to have
"control"  over  matters  which are subject to a vote of the  applicable  Fund's shares.

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board of  Trustees  of the Trust has adopted  policies  and  procedures regarding  the  disclosure  of  portfolio  holdings  information  to protect the interests of Fund  shareholders and to address  potential  conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds' investment advisers,  principal  underwriter or affiliated persons of the Funds'  investment  advisers or principal  underwriter.  The Trust's general policy with respect to the release of portfolio  holdings is to withhold release of information  regarding the securities that comprise a Fund's portfolio on any given  date,  until at least 15 days  after  such date and,  when  released,  to release such information  only as consistent with applicable legal  requirements and the fiduciary duties owed to shareholders. The policy and related procedures
are  applicable  to  the  Funds'  respective   investment   advisers,   and  any
sub-advisers  to the  Funds.  The  Funds  apply  this  policy  uniformly  to all including  individual and institutional  investors;  intermediaries;  affiliated persons  of the  Funds;  and to all third  party  service  providers  and rating agencies except in the limited exceptions  specifically set forth below. Subject to the limited exceptions  described below, the Trust will not make available to anyone non-public information with respect to its portfolio holdings, until such time as the  information  is made available to all  shareholders  or the general public.

     Exceptions to the portfolio  holdings  release policy  described  above can only be authorized by the Chief  Investment  Officer,  the Chief  Administration
Officer or their duly authorized delegate and will be made only when:

     o    A Fund has a  legitimate  business  purpose  for  releasing  portfolio holdings  information in advance of release to all shareholders or the general public;

     o    The recipient of the information  provides written assurances that the non-public portfolio holdings information will remain confidential and that persons with access to the  information  will be prohibited  from trading based on the information; and

     o    The  release  of such  information  would not  otherwise  violate  the antifraud  provisions  of the  federal  securities  laws or the Funds'
          fiduciary duties.

     Portfolio  holdings  information  that is not  publicly  available  will be released only pursuant to the exceptions described above. In most cases where an exception  applies,  the release of  portfolio  holdings is strictly  prohibited until  the  information  is at  least  15  days  old.  Nevertheless,  the  Chief
Investment  Office,  The Chief  Administrative  Officer or their duly authorized delegate may authorize, where circumstances dictate, the release of more current portfolio  holding  information.  The Funds currently post the top ten portfolio
holdings   for   each   Fund   on  the   Trust's   public   Internet   site   at
www.gartmorefunds.com.  The top ten portfolio holdings are updated quarterly and are  available  fifteen  days after the end of each  quarter end. The Funds also disclose  their complete  portfolio  holdings  information  quarterly to the SEC using Form N-Q within 60 days of the end of the first and third  quarter ends of the Funds'  fiscal year and on Form N-CSR on the second and fourth  quarter ends of  the  Funds'  fiscal  year.  Form  N-Q  is  not  required  to  be  mailed  to
shareholders,   but  is  made  public  through  the  SEC   electronic   filings.
Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

     Under this policy,  the receipt of  compensation  by a Fund,  an investment
adviser,  a  subadviser,   or  an  affiliate  as  consideration  for  disclosing
non-public portfolio holdings information is not be deemed a legitimate business purpose and is strictly forbidden.

                                      -33-

     Eligible  third  parties  to whom  portfolio  holdings  information  may be released in connection with the Funds' legitimate business purpose for releasing such information in advance of general release include the following:

          o    Data consolidators (including ratings agencies);

          o    Fund rating/ranking services and other data providers; and

          o    Service providers to the Funds.

If portfolio holdings  information is disclosed to third parties in violation of any provision of this policy, the information will be immediately filed with the
SEC, or by another method or combination of methods that is reasonably  designed to effect broad, non-exclusionary distribution of the information to the public.

     The Funds' investment advisers conducts periodic reviews of compliance with the  policy  and the  Funds'  CCO  provides  annually  a report  to the Board of
Trustees  regarding  the  operation  of the  policy  and  any  material  changes recommended  as a result of such review.  The  investment  advisers'  compliance staff will also annually submit to the Board a list of exceptions granted to the policy,  including an explanation of the legitimate business purpose of the Fund that was served as a result of the exception.

TRUSTEES AND OFFICERS OF THE TRUST

MANAGEMENT INFORMATION

TRUSTEES  WHO ARE NOT  INTERESTED  PERSONS  (AS  DEFINED IN THE 1940 ACT) OF THE
FUNDS

                                                                      NUMBER OF
                                   TERM OF                            PORTFOLIOS        OTHER
                                 OFFICE WITH       PRINCIPAL           IN FUND       DIRECTORSHIPS
 NAME, ADDRESS,    POSITION(S)     TRUST -       OCCUPATION(S)         COMPLEX          HELD
  AND YEAR OF       HELD WITH     LENGTH OF       DURING PAST        OVERSEEN BY         BY
     BIRTH            FUND       TIME SERVED*      FIVE YEARS          TRUSTEE        TRUSTEE**

Charles E.           Trustee        Since       Mr. Allen is              87            None
Allen                             July 2000     Chairman, Chief
                                                Executive
c/o Gartmore                                    Officer and
Global                                          President of
Investments,                                    Graimark Realty
Inc. 1200 River                                 Advisors, Inc.
Road, Suite                                     (real estate
1000,                                           development,
Conshohocken,                                   investment and
PA 19428                                        asset
                                                management).
1948

Paula H.J.           Trustee      Since July    Ms.                       87         Dentsply
Cholmondeley                         2000       Cholmondeley is                      International
                                                an independent                       Inc., Ultralife
c/o Gartmore                                    strategy                             Batteries, Inc.,
Global                                          consultant.                          Albany International
Investments,                                    Ms.                                  Corp. and Terex
Inc. 1200 River                                 Cholmondeley                         Corporation
Road, Suite                                     was Vice
1000,                                           President and
Conshohocken,                                   General Manager
PA 19428                                        of Specialty
                                                Products at
                                                Sappi Fine
                                                Paper North
                                                America (1998 -
                                                2004), and,
                                                held various
                                                positions with
                                                Owens

                                      -34-

                                                                      NUMBER OF
                                   TERM OF                            PORTFOLIOS        OTHER
                                 OFFICE WITH       PRINCIPAL           IN FUND       DIRECTORSHIPS
 NAME, ADDRESS,    POSITION(S)     TRUST -       OCCUPATION(S)         COMPLEX          HELD
  AND YEAR OF       HELD WITH     LENGTH OF       DURING PAST        OVERSEEN BY         BY
     BIRTH            FUND       TIME SERVED*      FIVE YEARS          TRUSTEE        TRUSTEE**

1947                                            Corning,
                                                including Vice
                                                President and
                                                General Manager
                                                of the
                                                Residential
                                                Insulation
                                                Division (1997
                                                to 1998).

C. Brent DeVore      Trustee      Since 1990    Dr. DeVore is             87            None
                                                President of
c/o Gartmore                                    Otterbein
Global                                          College.
Investments,
Inc. 1200 River
Road, Suite
1000,
Conshohocken,
PA 19428

1940

Phyllis Kay          Trustee        Since       Ms. Dryden was            87            None
Dryden                          December 2004   a former
                                                Managing
c/o Gartmore                                    Partner of
Global                                          marchFIRST, a
Investments,                                    global
Inc. 1200 River                                 management
Road, Suite                                     consulting firm
1000,                                           prior to 2002.
Conshohocken,
PA 19428

1947

Barbara L.           Trustee        Since       Retired; Ms.              87            None
Hennigar                          July 2000     Hennigar is the
                                                former Chairman
c/o Gartmore                                    of Oppenheimer
Global                                          Funds Services
Investments,                                    and Shareholder
Inc. 1200 River                                 Services Inc.
Road, Suite                                     Ms. Hennigar
1000,                                           held this
Conshohocken,                                   position from
PA 19428                                        October 1999 to
                                                June, 2000.
1935                                            Prior to that,
                                                she served as
                                                President and
                                                Chief Executive
                                                Officer of
                                                Oppenheimer
                                                Funds Services.

                                      -35-

                                                                      NUMBER OF
                                   TERM OF                            PORTFOLIOS        OTHER
                                 OFFICE WITH       PRINCIPAL           IN FUND       DIRECTORSHIPS
 NAME, ADDRESS,    POSITION(S)     TRUST -       OCCUPATION(S)         COMPLEX          HELD
  AND YEAR OF       HELD WITH     LENGTH OF       DURING PAST        OVERSEEN BY         BY
     BIRTH            FUND       TIME SERVED*      FIVE YEARS          TRUSTEE        TRUSTEE**

Barbara I.           Trustee        Since       Ms. Jacobs has            87            None
Jacobs                          December 2004   served as
                                                Chairman of the
c/o Gartmore                                    Board of
Global                                          Directors of
Investments,                                    KICAP Network
Inc. 1200 River                                 Fund, a
Road, Suite                                     European
1000,                                           (United
Conshohocken,                                   Kingdom) hedge
PA 19428                                        fund, since
                                                December 2000.
1950                                            Prior to 2004,
                                                Ms. Jacobs was
                                                also a Managing
                                                Director and
                                                European
                                                Portfolio
                                                Manager of CREF
                                                Investments
                                                (Teachers
                                                Insurance and
                                                Annuity
                                                Association--
                                                College
                                                Retirement
                                                Equities Fund).

Douglas F.           Trustee        Since       Mr. Kridler is            87            None
Kridler                         September 1997  the President
                                                and Chief
c/o Gartmore                                    Executive
Global                                          Officer of the
Investments,                                    Columbus
Inc. 1200 River                                 Foundation,
Road, Suite                                     Columbus, OH
1000,                                           based (a
Conshohocken,                                   foundation
PA 19428                                        which manages
                                                over 1,000
1955                                            individual
                                                endowment
                                                funds). Prior
                                                to January 31,
                                                2002, Mr.
                                                Kridler was the
                                                President of
                                                the Columbus
                                                Association for
                                                the Performing
                                                Arts and
                                                Chairman of the
                                                Greater
                                                Columbus
                                                Convention and
                                                Visitors Bureau.

Michael D.           Trustee        Since       Mr. McCarthy              87            None
McCarthy                        December 2004   serves as: the
                                                Founder and
c/o Gartmore                                    Chairman of The
Global                                          Eureka
Investments,                                    Foundation
Inc. 1200 River                                 (which sponsors
Road, Suite                                     and funds the
1000,                                           "Great Museums"
Conshohocken,                                   series on PBS);
PA 19428                                        and a Partner
                                                of Pineville
1947                                            Properties LLC
                                                (a commercial
                                                real estate
                                                development
                                                Firm).

                                      -36-

                                                                      NUMBER OF
                                   TERM OF                            PORTFOLIOS        OTHER
                                 OFFICE WITH       PRINCIPAL           IN FUND       DIRECTORSHIPS
 NAME, ADDRESS,    POSITION(S)     TRUST -       OCCUPATION(S)         COMPLEX          HELD
  AND YEAR OF       HELD WITH     LENGTH OF       DURING PAST        OVERSEEN BY         BY
     BIRTH            FUND       TIME SERVED*      FIVE YEARS          TRUSTEE        TRUSTEE**

David C. Wetmore   Trustee and      Since       Retired. Mr.              87            None
                    Chairman         1995       Wetmore was
c/o Gartmore                                    formerly a
Global                                          Managing
Investments,                                    Director of
Inc. 1200 River                                 Updata Capital,
Road, Suite                                     Inc., a venture
1000,                                           capital firm.
Conshohocken,
PA 19428

1948

*    The term of  office  length  is until a  director  resigns.  Length of time served includes time served with predecessor of the Trust.

**   Directorships held in (1) any other investment  companies  registered under the  1940  Act,  (2) any  company  with a class  of  securities  registered pursuant to Section 12 of the  Securities  Exchange Act of 1934, as amended
     (the  "Exchange  Act") or (3) any company  subject to the  requirements  of
     Section 15(d) of the Exchange Act.

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF
THE FUNDS

                                                                 NUMBER OF
                                TERM OF                        PORTFOLIOS IN
    NAME,                       OFFICE -      PRINCIPAL            FUND             OTHER
   ADDRESS,      POSITION(S)    LENGTH      OCCUPATION(S)        COMPLEX        DIRECTORSHIPS
 AND YEAR OF      HELD WITH     OF TIME       DURING PAST       OVERSEEN BY           HELD
    BIRTH           FUND        SERVED(1)      FIVE YEARS         TRUSTEE        BY TRUSTEE(2)

Paul J.           Trustee      Since July   Mr. Hondros is         87(3)              None
Hondros                           2000      President and
                                            Chief Executive
Gartmore                                    Officer of
Global                                      Gartmore
Investments,                                Distribution
Inc. 1200                                   Services,
River Road,                                 Inc.(1),
Suite 1000,                                 Gartmore
Conshohocken,                               Investor
PA 19428                                    Services,
                                            Inc.(1),
1948                                        Gartmore Morley
                                            Capital
                                            Management,
                                            Inc.(1),
                                            Gartmore Morley
                                            Financial
                                            Services,
                                            Inc.(1),
                                            NorthPointe
                                            Capital,
                                            LLC(1),
                                            GGAMT(1),
                                            GGI(1),
                                            GMF(1),and
                                            GSA(1) and a
                                            Director of
                                            Nationwide
                                            Securities,
                                            Inc..(1) as
                                            well as several
                                            entities within
                                            Nationwide
                                            Financial
                                            Services, Inc.

Arden L.          Trustee       February    Mr. Shisler is           87           Director of
Shisler                           2000      President and                          Nationwide
                                            Chief Executive                        Financial
c/o Gartmore                                Officer of K&B                       Services,

                                      -37-

                                                                 NUMBER OF
                                TERM OF                        PORTFOLIOS IN
    NAME,                       OFFICE -      PRINCIPAL            FUND             OTHER
   ADDRESS,      POSITION(S)    LENGTH      OCCUPATION(S)        COMPLEX        DIRECTORSHIPS
 AND YEAR OF      HELD WITH     OF TIME       DURING PAST       OVERSEEN BY           HELD
    BIRTH           FUND        SERVED(1)      FIVE YEARS         TRUSTEE        BY TRUSTEE(2)

Global                                      Transport,                                Inc.
Investments,                                Inc., a
Inc. 1200                                   trucking firm,
River Road,                                 Chairman of the
Suite 1000,                                 Board for
Conshohocken,                               Nationwide
PA 19428                                    Mutual
                                            Insurance
1941                                        Company(1) and
                                            a Director of
                                            Nationwide
                                            Financial
                                            Services, Inc.*

Gerald J.        Treasurer       Since      Mr. Holland is           87               None
Holland                        March 2001   Senior Vice
                                            President -
Gartmore                                    Operations for
Global                                      GGI(1), GMF(1)
Investments,                                and GSA.(1) He
Inc. 1200                                   was Assistant
River Road,                                 Treasurer to
Suite 1000,                                 the Funds.
Conshohocken,
PA 19428

1951

Eric E.          Secretary       Since      Mr. Miller is            87               None
Miller                          December    Senior Vice
                                  2002      President,
Gartmore                                    Chief Counsel
Global                                      for GGI,(1)
Investments,                                GMF,(1) and
Inc. 1200                                   GSA(1). Prior
River Road,                                 to August 2002,
Suite 1000,                                 he was a
Conshohocken,                               Partner with
PA 19428                                    Stradley Ronon
                                            Stevens &
1953                                        Young, LLP.

(1)  This position is held with an affiliated person or principal underwriter of the Funds.  Length of time served includes time served with  predecessor of the Trust.

(2)  Directorships held in (1) any other investment company registered under the
     1940 Act, (2) any company with a class of securities registered pursuant to
     Section  12 of  the  Exchange  Act  or  (3)  any  company  subject  to  the requirements of Section 15(d) of the Exchange Act.

(3)  Mr.  Hondros is also an  Administrative  Committee  Member for The Alphagen
     Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders  Long-Short Fund, LLC
     and The  Leaders  Long-Short  Fund LDC four  private  investment  companies
     (hedge funds) managed by Gartmore SA Capital Trust.

RESPONSIBILITIES OF THE BOARD OF TRUSTEES

     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the  operation  of the Trust,  and  directs  the  officers  to perform the daily functions of the Trust.

BOARD OF TRUSTEE COMMITTEES

     The Board of Trustees has four standing  committees:  Audit,  Valuation and
Operations, Nominating and Fund Governance and Performance Committees.

                                      -38-

     The  purposes  of the Audit  Committee  are to:  (a)  oversee  the  Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate,  the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial  statements and the  independent  audit thereof;  (c) ascertain the  independence of the Trust's independent  auditors;  (d) act as a liaison  between  the  Trust's  independent auditors and the Board;  (e) approve the  engagement of the Trust's  independent auditors  to (i)  render  audit and  non-audit  services  for the Trust and (ii)
render  non-audit  services for the Trust's  investment  advisers  (other than a subadviser  whose role is  primarily  portfolio  management  and is  overseen by another investment adviser) and certain other entities under common control with one of the Trust's investment  advisers if the engagement relates to the Trust's operations and financial reporting; and (f) meet and consider the reports of the
Trust's independent auditors.  The function of the Audit Committee is oversight;
it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent  auditors'  responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to
the  Board  and  the  Audit  Committee,   as   representatives  of  the  Trust's
shareholders.  Each of the members have a working knowledge of basic finance and accounting  matters and are not interested  persons of the Trust,  as defined in the 1940 Act.

     The purposes of the Valuation and  Operations  Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio  securities;  (b) oversee the implementation and operation of the Trust's Rule 2a-7  Procedures,  applicable to the Trust's money market fund series;  (c) overseeing the Trust's portfolio  brokerage  practices;
and (d) overseeing  distribution  of the Trust's shares of beneficial  interest.
The Valuation and Operations  Committee consists of the following Trustees,  Mr.
Kridler (Chairman),  Mr. DeVore, Ms. Dryden, Ms. Hennigar and Mr. McCarthy, each of whom is not an interested person of the Trust, as defined in the 1940 Act.

     The Nominating and Fund Governance  Committee has the following  powers and responsibilities:  (1) selection  and  nomination of all persons for election or appointment  as Trustees of the Trust  (provided  that nominees for  independent
Trustee are  recommended  for  selection  and  approval by all of the  incumbent independent  Trustees  then serving on the Board);  (2)  periodic  review of the composition  of the Board to  determine  whether  it may be  appropriate  to add individuals  with specific  backgrounds,  diversity or skill sets;  (3) periodic review of Board  governance  procedures  (including  the Board's  effectiveness,
Trustee retirement, Trustee investment in the Funds and the process by which the
Trust's  principal  service  providers are  evaluated);  (4) periodic  review of
Trustee compensation; (5) review of the responsibilities and composition of each
Board  committee,  as  necessary;  (6)  monitoring of the  performance  of legal counsel  employed by the  independent  Trustees,  supervision of counsel for the independent  Trustees and monitoring of the  performance of legal counsel to the
Trust,  in  consultation  with the Trust's  management.  The Nominating and Fund
Governance  Committee  reports  to the full Board  with  recommendations  of any appropriate changes to the Board. This Committee met seven times during the past fiscal year and currently consists of the following Trustees:  Ms. Cholmondeley,
Mr. DeVore (Chairman),  Ms. Dryden, Mr. Kridler and Mr. Wetmore, each of whom is not an  interested  person  of the  Trust,  as  defined  in the  1940  Act.  The
Nominating and Fund Governance  Committee has adopted  procedures  regarding its review of recommendations for trustee nominees,  including those recommendations presented  by  shareholders.  When  considering  whether  to add  additional  or substitute  Trustees to the Board of Trustees of the Trust,  the Trustees  shall take into account any proposals for  candidates  that are properly  submitted to the Trust's  Secretary.  Shareholders  wishing to present one or more candidates for Trustee for  consideration  may do so by submitting a signed written request to the Trust's Secretary at attn: Secretary,  Gartmore Variable Insurance Trust,
1200 River Road, Suite 1000,  Conshohocken,  Pennsylvania  19428, which includes the  following  information:  (i)  name  and  address  of  shareholder  and,  if applicable,  name of broker or record holder; (ii) number of shares owned; (iii)
name  of  Fund(s)  in  which  shares  are  owned;   (iv)  whether  the  proposed
candidate(s)  consent to being  identified  in any proxy  statement  utilized in
connecting  with  the  election  of  Trustees;   (v)  the  name  and  background
information  of the  proposed  candidates  and  (vi) a  representation  that the candidate or  candidates  are willing to provide  additional  information  about themselves, including assurances as to their independence.

     The functions of the Performance  Committee are: (1) in  consultation  with management of the Trust,  to review the kind,  scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board  and,  if the  Committee  determines  that  changes to such data or reports would be

                                      -39-

appropriate  and  practicable,  the Committee  will work with  management of the
Trust to implement any such changes;  (2) in consultation with management of the
Trust, to review the investment  performance  benchmarks and peer groups used in reports  delivered to the Board for comparison of investment  performance of the
Funds and, if the Committee  determines  that changes to such benchmarks or peer groups  would be  appropriate,  the  Committee  will  work  with  management  to implement any such change;  (3) in consultation with management of the Trust, to review such other matters that affect  performance,  including for example,  fee structures,  expense ratios, Rule 12b-1 fees, and administrative service fees as the  Committee  deems to be  necessary  and  appropriate;  and (4) to review and monitor the performance of the Trust's funds and the fund family, as a whole, in the manner and to the extent directed by the Board of Trustees, recognizing that the ultimate  oversight of fund performance  shall remain with the full Board of
Trustees.  This  Committee  consists of the  following  Trustees:  Ms.  Hennigar
(Chairperson), Mr. Allen, Ms. Jacobs, Mr. McCarthy and Mr. Shisler, each of whom
(except Mr. Shisler) is not an interested person of the Trust, as defined in the
1940 Act.

OWNERSHIP OF SHARES OF GARTMORE FUNDS AS OF DECEMBER 31, 2005

[To be updated in subsequent 485(b) filing]

                                                                     AGGREGATE DOLLAR RANGE OF EQUITY
                                                                      SECURITIES AND/OR SHARES IN ALL
                                                                      REGISTERED INVESTMENT COMPANIES
                              DOLLAR RANGE OF EQUITY SECURITIES      OVERSEEN BY TRUSTEE IN FAMILY OF
           NAME OF TRUSTEE       AND/OR SHARES IN THE FUNDS*               INVESTMENT COMPANIES

Charles E. Allen,                           None                           $10,001-$50,000
Paula H.J.  Cholmondeley                    None                          $50,001-$100,000
C. Brent DeVore                             None                             Over $100,000
Phyllis Kay Dryden                          None                                $1-$10,000
Barbara L. Hennigar                         None                                $1-$10,000
Barbara I. Jacobs                           None                           $10,001-$50,000
Douglas F. Kridler                          None                           $10,001-$50,000
Michael D. McCarthy                         None                                      None
David C. Wetmore                            None                             Over $100,000
Paul J. Hondros                             None                             Over $100,000
Arden L. Shisler                            None                             Over $100,000

*    Individual  investors,  like the  Trustees,  are not  eligible  to purchase shares of the Funds  directly;  accordingly,  Trustees are limited in their ability to own/hold Fund shares.  Fund shares are sold to separate accounts of insurance  companies to fund benefits  payable under variable  insurance contracts,  which  may or may not be an  appropriate  investment  for  each individual Trustee.

OWNERSHIP IN THE FUND'S INVESTMENT ADVISERS(1), SUBADVISERS(2) OR DISTRIBUTOR(3)
AS OF DECEMBER 31, 2005

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS

[To be updated in subsequent 485(b) filing]

                       NAME OF OWNERS
                             AND
                      RELATIONSHIPS TO   NAME OF   TITLE OF CLASS OF    VALUE OF
  NAME OF TRUSTEE          TRUSTEE       COMPANY       SECURITY        SECURITIES  PERCENT OF CLASS

Charles E. Allen            N/A           N/A            N/A              None           N/A
Paula H.J.                  N/A           N/A            N/A              None           N/A
Cholmondeley
C. Brent DeVore             N/A           N/A            N/A              None           N/A

                                      -40-

Phyllis Kay Dryden          N/A           N/A            N/A              None           N/A
Barbara L. Hennigar         N/A           N/A            N/A              None           N/A
Barbara I. Jacobs           N/A           N/A            N/A              None           N/A
Douglas F. Kridler          N/A           N/A            N/A              None           N/A
Michael D. McCarthy         N/A           N/A            N/A              None           N/A
David C. Wetmore            N/A           N/A            N/A              None           N/A

(1)  Investment advisers include Gartmore Mutual Fund Capital Trust and Gartmore
     Global Asset Management Trust.

(2)  As of December 31,  2005,  subadvisers  included  The Dreyfus  Corporation,
     Epoch Investment Partners,  Inc., Federated Investment  Management Company,
     Gartmore Global Partners, J.P. Morgan Investment Management Inc., Neuberger
     Berman,  LLC, Morgan Stanley  Investment  Management,  Inc., Waddell & Reed
     Investment  Management  Company,  Van Kampen Asset  Management,  Inc., SsgA
     Funds  Management,  Inc. (which is no longer a subadviser),  Oberweis Asset
     Management, Inc. and American Century Investments, Inc.

(3)  Or any company,  other than an investment  company,  that controls a Fund's adviser or distributor.  The distributor is Gartmore Distribution Services,
     Inc.

COMPENSATION OF TRUSTEES

     The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. Each Adviser, based upon a pro rata share for the Funds for  which it acts as  investment  adviser,  reimburse  the  Trust  for fees and expenses  paid to Trustees who are  interested  persons of the Trust and who are employees of an adviser or its  affiliates.  The  Compensation  Table below sets forth  the  total  compensation  paid  to  the  Trustees  of the  Trust,  before reimbursement,  for the fiscal year ended  December 31, 2005.  In addition,  the table sets forth the total  compensation to be paid to the Trustees from all the
Gartmore  Funds for the fiscal year ended  December  31,  2006.  Trust  officers receive no compensation from the Trust in their capacity as officers.

     The  Trust  does not  maintain  any  pension  or  retirement  plans for the
Officers or Trustees of the Trust.

[To be updated in subsequent 485(b) filing]

                                             PENSION RETIREMENT
                              AGGREGATE      BENEFITS ACCRUED AS   ESTIMATED ANNUAL
                          COMPENSATION FROM     PART OF TRUST       BENEFITS UPON    TOTAL COMPENSATION
   NAME OF TRUSTEE            THE TRUST           EXPENSES            RETIREMENT     FOR THE COMPLEX(1)

Charles E. Allen        $                            NA                   NA                 $
Paula H.J.                                           NA                   NA
Cholmondeley
C. Brent DeVore                                      NA                   NA
Barbara L. Hennigar                                  NA                   NA
Paul J. Hondros(2)              NA                   NA                   NA                 NA
Douglas F. Kridler                                   NA                   NA
Arden L. Shisler                                     NA                   NA
David Wetmore                                        NA                   NA

                                      -41-

(1)  On December 31, 2005, the Fund Complex  included two trusts comprised of 84 investment company funds or series.

(2)  Does not  receive  compensation  from the Trust for meeting  attendance  or being a Trustee.

CODE OF ETHICS

     Federal  law  requires  the  Trust,   each  of  its  investment   advisers,
subadvisers, and principal underwriter to adopt codes of ethics which govern the personal  securities  transactions of their respective  personnel.  Accordingly, each such entity has adopted a code of ethics pursuant to which their respective
personnel  may  invest  securities  for  their  personal   accounts   (including
securities that may be purchased or held by the Trust).

INVESTMENT ADVISORY AND OTHER SERVICES

TRUST EXPENSES

     The Trust pays the  compensation  of the Trustees who are not  employees of
Gartmore Global Investments,  Inc. ("GGI"), or its affiliates, and all expenses, including  governmental fees,  interest charges,  taxes,  membership dues in the
Investment Company Institute  allocable to the Trust;  investment  advisory fees and any Rule 12b-1 fees;  fees under the Trust's Fund  Administration  Agreement which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent  certified public  accountants,  legal counsel,  and any transfer agent, registrar,  and dividend disbursing agent of the Trust; expenses of  preparing,  printing,  and mailing  shareholders'  reports,  notices,  proxy statements,  and  reports to  governmental  offices  and  commissions;  expenses connected with the execution,  recording,  and settlement of portfolio  security transactions;  insurance  premiums;  fees and expenses of the  custodian for all services to the Trust;  expenses of calculating the net asset value of shares of the Trust;  expenses of  shareholders'  meetings;  and expenses  relating to the issuance,  registration,  and qualification of shares of the Trust. The Advisers may, from time to time,  agree to  voluntarily or  contractually  waive advisory fees, and if necessary  reimburse  expenses,  in order to limit total  operating expenses for certain Funds and/or  classes,  as described  below.  These expense limitations  apply  to the  classes  described;  if a  particular  class  is not referenced, there is no expense limitation for that class.

INVESTMENT ADVISERS

     GMF oversees the management of the Index Funds. GMCM oversees management of the GVIT  Enhanced  Income  Fund.  The  Advisers  manage the Funds  pursuant  to
Investment  Advisory  Agreements  with  the  Trust  (the  "Investment   Advisory
Agreements").  Pursuant to their respective Investment Advisory Agreements,  the
Advisers either provide portfolio  management for the Funds directly or hire and monitor  subadvisers who are responsible  for daily  portfolio  management.  The
Advisers pay the compensation of Mr. Hondros.  The officers of the Trust receive no compensation  from the Trust. The Advisers also pay all expenses  incurred by them in providing service under their respective Investment Advisory Agreements, other  than  the  cost of  investments  and the  Advisers,  GDSI or one of their affiliates pay, out of their  respective  profits,  additional fees to insurance companies,  broker-dealers, trust companies, transfer agents and other financial institutions  in  exchange  for  aid in  distribution  or for  aid in  providing administrative services to variable insurance contract holders.

     The Investment Advisory Agreements also provide that the Advisers shall not be liable for any act or omission in  providing  advisory  services,  or for any loss  arising out of any  investment,  unless the Adviser has acted with willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the  Adviser's  reckless  disregard of its  obligations  and duties under the  Agreements.  After an initial period of not more than two years,  the
Investment  Advisory  Agreements must be approved each year by the Trust's board of trustees or by  shareholders in order to continue.  Each Investment  Advisory
Agreement terminates  automatically if it is assigned and they may be terminated without penalty by vote of a majority of the outstanding voting  securities,  or by either party, on not less than 60 days written notice. The Agreements further provide that the Advisers may render similar services to others.

     GMF, located at 1200 River Road, Suite 1000,  Conshohocken,  PA 19428, is a
wholly owned subsidiary of Gartmore

                                      -42-

Global Investments, Inc., a holding company which is an indirect, majority-owned subsidiary of Gartmore Global Asset Management Trust ("GGAMT"),  also located at
1200  River  Road,  Suite  1000,  Conshohocken,  PA  19428.  GGAMT,  which  is a registered  investment  adviser,  is a wholly  owned  subsidiary  of  Nationwide
Corporation.  All of the  common  stock  of  Nationwide  Corporation  is held by
Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance
Company (4.8%), each of which is a mutual company owned by its policy holders.

     Subject  to  the  supervision  of  the  Advisers  and  the  Trustees,  each subadviser  manages a Fund's  assets in accordance  with such Fund's  investment objective and policies. Each subadviser shall make investment decisions for such
Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

     Each subadviser  provides investment advisory services to one or more Funds pursuant  to  a  Subadvisory  Agreement.  Each  of  the  Subadvisory  Agreements
specifically  provides that the subadviser  shall not be liable for any error of judgment,  or mistake of law, or for any loss arising out of any investment,  or for any act or omission in the execution and management of the Fund,  except for willful  misfeasance,  bad faith, or gross  negligence in the performance of its duties,  or by reason of reckless  disregard of its obligations and duties under such  Agreement.  After an  initial  period  of not more  than two  years,  each
Subadvisory  Agreement  must be  approved  each  year by the  Trust's  board  of trustees or by shareholders  in order to continue.  Each  Subadvisory  Agreement terminates  automatically if it is assigned.  It may also be terminated  without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

     For services provided under the Investment Advisory Agreement, GMF receives an annual fee paid monthly based on average  daily net assets of the  applicable
Fund according to the following schedule:

FUND                           ASSETS                           INVESTMENT ADVISORY FEE

GVIT Bond Index Fund           $0 up to $1.5 billion            0.22%
                               $1.5 billion up to $3 billion    0.21%
                               $3 billion and more              0.20%

GVIT International Index Fund  $0 up to $1.5 billion            0.27%
                               $1.5 billion up to $3 billion    0.26%
                               $3 billion and more              0.25%

GVIT Small Cap Index Fund      $0 up to $1.5 billion            0.20%
                               $1.5 billion up to $3 billion    0.19%
                               $3 billion and more              0.18%

     Under the terms of the Trust's investment advisory agreement with GMCM (the
"GMCM  Advisory  Agreement"),  GMCM currently  manages the GVIT Enhanced  Income
Fund,  subject to the supervision and direction of the Board of Trustees.  Under the terms of the GMCM Advisory  Agreement,  GMCM pays the GVIT  Enhanced  Income
Fund's pro rata share of the  compensation  of the Trustees  who are  interested persons of the Trust.  GMCM also  furnishes,  at its own expense,  all necessary administrative  services,  office space,  equipment,  and clerical personnel for servicing the investments of the Fund and  maintaining  its investment  advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio  transactions of the Fund.  Likewise,  GMCM may pay, out of its legitimate profits, fees to broker-dealers, trust companies, transfer agents and other financial  institutions in exchange for their selling of shares or for record keeping or other shareholder related services.

     The GMCM Advisory Agreement also specifically provides that GMCM, including its directors,  officers,  and  employees,  shall not be liable for any error of judgment,  or mistake of law, or for any loss arising out of any investment,  or for any act or omission in the  execution  and  management  of the GVIT Enhanced
Income Fund, except for willful  misfeasance,  bad faith, or gross negligence in the performance of its duties, or by reason of

                                      -43-

reckless  disregard of its obligations and duties under the Agreement.  The GMCM
Advisory  Agreement  continued in effect for an initial  period of two years and thereafter shall continue  automatically for successive annual periods as to the
Fund provided such continuance is specifically approved at least annually by the
Trustees,  or by vote of a majority of the outstanding  voting securities of the
Fund,  and, in either case, by a majority of the Trustees who are not parties to the  Agreement  or  interested  persons  of any such  party.  The GMCM  Advisory
Agreement terminates automatically in the event of its "assignment",  as defined under the 1940 Act. It may be terminated as to the Fund without  penalty by vote of a majority of the  outstanding  voting  securities  of the Fund, or by either party,  on not less than 60 days written  notice.  The GMCM  Advisory  Agreement further provides that GMCM may render similar services to others.

     GMCM has informed the Fund that,  in making its  investment  decisions,  it does not obtain or use material  inside  information in its possession or in the possession of any of its affiliates.  In making investment  recommendations  for the Fund, GMCM will not inquire or take into consideration  whether an issuer of securities  proposed for purchase or sale by the Fund is a customer of GMCM, its parent or its affiliates  and, in dealing with its  customers,  GMCM, its parent and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by GMCM or any such affiliate.

     GMCM was  organized  in 1983 as an Oregon  corporation  and is a registered investment adviser.  It focuses its investment  management business on providing stable value fixed income  management  services,  primarily to retirement plans.
GMCM is a wholly-owned  subsidiary of Gartmore Morley Financial  Services,  Inc.
("GMFS"). GMFS, an Oregon corporation, also owns all of the voting securities of
GTC. GMFS is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc.
("GGAMI"),  a Delaware  holding company.  GGAMI is a wholly-owned  subsidiary of
Gartmore SA Capital Trust, which is an investment adviser and is wholly-owned by
Gartmore GGI. For services  provided  under the Investment  Advisory  Agreement,
GMCM  receives an annual fee paid monthly  based on average  daily net assets of the Fund according to the following schedule:

GVIT Enhanced Income Fund   $0 up to $500 million                     0.35%
                            $500 million up to $1 billion             0.34%
                            $1 billion up to $3 billion               0.325%
                            $3 billion up to $5 billion               0.30%
                            $5 billion up to $10 billion              0.285%
                            $10 billion and more                      0.275%

LIMITATION OF FUND EXPENSES

     In the  interest of limiting  the  expenses of the Funds,  the Advisers may from time to time waive some or all of its investment  advisory fee or reimburse other fees for any of those  Funds.  In this regard,  the Advisers  have entered into expense  limitation  agreements  with the Trust on behalf of certain of the
Funds  (each  an  "Expense  Limitation  Agreement").  Pursuant  to  the  Expense
Limitation Agreements, GMF and GMCM have agreed to waive or limit their fees and
to  assume  other   expenses   (except   generally   for  Rule  12b-1  fees  and
administrative  services  fees and other  expenses  listed  below) to the extent necessary  to limit the total  annual  operating  expenses of each Class of each such Fund as  described  below.  Please  note that the  waiver of such fees will cause  the  total  return  and  yield of a Fund to be  higher  than  they  would otherwise be in the absence of such a waiver.

     The Advisers may request and receive  reimbursement  from the Funds for the advisory  fees waived or limited and other  expenses  reimbursed by the Advisers pursuant to the Expense  Limitation  Agreements  at a later date when a Fund has reached a  sufficient  asset  size to permit  reimbursement  to be made  without causing  the total  annual  operating  expense  ratio of the Fund to exceed  the limits set forth below. No reimbursement will be made to a Fund unless: (i) such
Fund's assets exceed $100  million;  (ii) the total annual  expense ratio of the
Class making such  reimbursement  is less than the limit set forth below;  (iii)
the  payment of such  reimbursement  is  approved  by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three  years  for the  Index  Funds  and no more  than  five  years for the GVIT
Enhanced Income Fund from the fiscal year in

                                      -44-

which the corresponding reimbursement to the respective Fund was made. Except as provided  for in the  Expense  Limitation  Agreement,  reimbursement  of amounts previously waived or assumed by the Advisers is not permitted.

     Until at least May 1, 2007 for the Index  Funds and April 30,  2007 for the
GVIT  Enhanced  Income  Fund,  as listed for the Funds  below,  GMF and GMCM (as applicable) have agreed  contractually to waive advisory fees and, if necessary, reimburse  expenses in order to limit  total  annual  fund  operating  expenses, excluding taxes, interest, brokerage commissions,  short sale dividend expenses, and other  expenditures  which are  capitalized  in  accordance  with  generally accepted accounting  principles and other extraordinary  expenses;  in addition,
Rule 12b-1 fees and  administrative  services fees are also excluded for certain
Funds/classes.

o    GVIT Bond Index Fund to 0.32% for Class ID, Class II and Class VII shares

o    GVIT  International  Index Fund to 0.37% for Class ID,  Class II, Class VI,
     Class VII, and Class VIII shares

o    GVIT  Small Cap Index  Fund to 0.30% for Class ID,  Class II, and Class VII
     shares

o    GVIT  Enhanced  Income Fund to 0.45% for Class ID,  Class II, and Class VII
     shares

INVESTMENT ADVISORY FEES

     The Funds had not commenced  operations  as of December 31, 2005,  and thus paid no investment advisory fees.

SUBADVISER

     FAM is the  subadviser  for the Index  Funds.  FAM,  one of the  investment advisory  entities which comprise  Merrill Lynch Investment  Managers,  P.O. Box
9011, Princeton, New Jersey 08543-9011,  is a limited partnership,  the partners of which are ML & Co. and Princeton  Services.  ML & Co. and Princeton  Services
are "controlling  persons" of FAM as defined under the 1940 Act because of their ownership  of its voting  securities  or their power to  exercise a  controlling influence over its management or policies.

     Subject to the  supervision  of the GMF and the  Trustees,  FAM manages the assets  of the  GVIT  Index  Funds in  accordance  with  the  Funds'  investment objectives  and policies.  FAM makes  investment  decisions for the Funds and in connection with such investment  decisions,  places purchase and sell orders for securities. For the investment management services it provides to the Funds, FAM receives annual fees from GMF, calculated at an annual rate based on the average daily net assets of the funds, in the following amounts:

                      FUND              ASSETS       FEE

Gartmore GVIT Bond Index Fund           All assets   0.09%
Gartmore GVIT International Index Fund  All assets   0.12%
Gartmore GVIT Small Cap Index Fund      All assets   0.07%

MULTI-MANAGER STRUCTURE

     The Advisers and the Trust have  received  from the SEC an exemptive  order for a  multi-manager  structure  which allows the  Advisers to hire,  replace or terminate  subadvisers  without  the  approval of  shareholders;  the order also allows  the  Advisers  to revise a  subadvisory  agreement  without  shareholder approval.  If a new  subadviser  is hired,  the change will be  communicated  to shareholders within 90 days of such changes, and all changes will be approved by the Trust's Board of Trustees,  including a majority of the Trustees who are not interested  persons  of the  Trust or the  Advisers.  The order is  intended  to facilitate the efficient  operation of the Funds and afford the Trust  increased management flexibility.

                                      -45-

     The Advisers provide investment management evaluation services to the Funds principally by performing initial due diligence on prospective subadvisers for a
Fund  and  thereafter  monitoring  the  performance  of the  subadviser  through quantitative and qualitative analysis as well as periodic in-person,  telephonic and written consultations with the subadviser.  The Advisers have responsibility for communicating performance expectations and evaluations to the Subadviser and
ultimately   recommending   to  the  Trust's  Board  of  Trustees   whether  the
subadviser's  contract should be renewed,  modified or terminated;  however, the
Advisers  do not  expect to  recommend  frequent  changes  of  subadvisers.  The
Advisers will regularly provide written reports to the Trust's Board of Trustees regarding the results of their evaluation and monitoring functions. Although the
Advisers will monitor the performance of the subadvisers,  there is no certainty that the  subadvisers  or the Funds will obtain  favorable  results at any given time.

CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS

[To be updated in subsequent  485(b) filing to reflect Trustees' Jan. 2006 15(c)
meeting results.]

     In  determining   whether  it  was  appropriate  to  approve  the  Advisory
Agreements  between each Adviser and the Trust,  on behalf of each Fund, and the
Subadvisory  Agreements  for the GVIT  Index  Funds,  the  Board  requested  and received  extensive  information,  provided by the Advisers and the  subadviser, that the Board  believed to be reasonably  necessary to conduct its review.  The
Board carefully evaluated this information,  and was advised with respect to its deliberations  by legal  counsel  to the  Trust,  and the  Trustees  who are not interested  persons of the  Trust,  the  Advisers  or any  subadviser  were also advised by their own  independent  counsel.  In making the  determinations  with respect to the Advisory and Subadvisory  Agreement,  the Trustees  undertook the following, among others:

     o    The  Trustees  reviewed  the  terms  of the  investment  advisory  and subadvisory agreements,  including the fee formulae. The Trustees: (i)
          compared the fees under the contract for each Fund, and the fees to be paid after waivers,  with those of the Fund's Lipper peer group;  (ii)
          questioned  the  Adviser  regarding  Funds  with  advisory  fees  that exceeded the median for that Fund's Lipper peer group; and (iii) asked the Adviser to undertake  an  extensive  analysis of each of the Funds and, as and if appropriate, to propose break points for certain Funds.
          The Trustees also considered the anticipated costs to the Advisers and subadviser of providing these advisory services,  the profitability of each Adviser's  relationship  with the Funds that it advises,  and the level of reimbursements being made by an Adviser.

     o    The Trustees:  (i) reviewed the profitability analysis provided by the
          Advisers  and the  subadviser  (to the  extent  such  information  was available);  and (ii) noted that the projected  profit  margins do not appear to be excessive for any Fund.

     o    The  Trustees  considered  the  nature,  quality  and  extent  of  the investment  advisory  services to be  provided  by the Adviser  and/or subadviser  to each of the Funds.  For those Funds with a  subadviser, the Trustees  also reviewed the services that the Adviser will provide in  overseeing  the  Fund's  subadviser.  The  Trustees  reviewed  the information regarding the subadviser in order to assess the quality of the services to be provided by the Advisers  and the  subadviser.  The
          Trustees  considered and will continue to monitor future  developments with respect to subadviser  to assess  whether the quality of services to be provided to the Funds has been or is likely to be impaired.

     o    The  Trustees   reviewed  the  overall   quality  of  the   personnel,
          operations,  financial condition,  investment management capabilities, methodologies, and prior performance of the Advisers and subadviser.

     o    The Trustees also reviewed the ancillary  benefits to the Advisers and subadviser, including Rule 12b-1 and Administrative Service Plan fees, fund administration and accounting fees, and soft dollar benefits.

     Following  this  analysis,  the  Trustees  concluded  that the Advisers and subadviser  will provide  adequate  services to the Funds.  Based upon these and other factors and  information  it considered  relevant,  the Board  unanimously determined that the Investment  Advisory  Agreements and  Subadvisory  Agreement
should be approved

                                      -46-

for the period  beginning on or about May 1, 2006 for each of the Funds and that
the  compensation   payable  under  such  Investment  Advisory  and  Subadvisory
Agreements is fair and reasonable with respect to each such Fund.

PORTFOLIO MANAGERS

     Appendix  C  contains  the  following  information  regarding  each  of the portfolio managers identified in the Funds'  prospectuses:  (i) the dollar range of the portfolio  manager's  investments in each Fund; (ii) a description of the portfolio  manager's  compensation  structure;  and (iii) information  regarding other  accounts  managed by the  portfolio  manager and  potential  conflicts of interest that might arise from the management of multiple accounts.

DISTRIBUTOR

     Gartmore   Distribution   Services,   Inc.  ("GDSI")  serves  as  principal
underwriter for each of the Funds of the Trust in the continuous distribution of their shares  pursuant to an  Underwriting  Agreement dated as of April 23, 2005
(the "Underwriting Agreement"). Prior to October 1, 2002, Nationwide Securities,
Inc. was the principal  underwriter for the Funds. Unless otherwise  terminated, the Underwriting Agreement will continue in effect for the initial term and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance  is approved at least  annually by (i) the Trust's Board of Trustees or by the vote of a majority of the  outstanding  shares of that Fund,  and (ii)
the vote of a majority  of the  Trustees of the Trust who are not parties to the
Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement,  cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the  event  of  any  assignment,  as  defined  in the  1940  Act.  GDSI  is a wholly-owned  subsidiary of Gartmore Global Asset Management,  Inc. ("GGAMI"), a
Delaware  holding  company.  GGAMI is a  wholly-owned  subsidiary of Gartmore SA
Capital Trust,  which is an investment  adviser and is  wholly-owned by Gartmore
Global  Investments,  Inc.  ("GGI"),  a  Delaware  holding  company.  GGI  is an indirect, majority-owned subsidiary of GGAMT. GGAMT is a Delaware business trust that is a wholly-owned subsidiary of Nationwide  Corporation.  All of the common stock of Nationwide  Corporation is held by Nationwide  Mutual Insurance Company
(95.3%) and Nationwide Mutual Fire Insurance Company (4.7%),  each of which is a mutual company owned by its policyholders.

     The following  entities or people are  affiliates of the Trust and are also affiliates of GDSI:

         Gartmore Mutual Fund Capital Trust
         Gartmore Global Asset Management Trust
         Gartmore Global Partners
         Gartmore SA Capital Trust
         Nationwide Life Insurance Company
         Nationwide Life and Annuity Insurance Company
         Nationwide Financial Services, Inc.
         Nationwide Corporation
         Nationwide Mutual Insurance Company
         Paul Hondros
         Gerald Holland
         Eric Miller

     In its capacity as principal underwriter, GDSI solicits orders for the sale of shares, advertises and pays the costs of distributions,  advertising,  office
space  and  the  personnel  involved  in  such  activities.   GDSI  receives  no
compensation under the Underwriting Agreement with the Trust.

                                      -47-

DISTRIBUTION PLAN

     The Trust,  with respect to shares of the Funds, has adopted a Distribution
Plan (the  "Plan")  under Rule 12b-1 of the 1940 Act. The Plan permits the Funds to compensate GDSI, as the Funds' principal underwriter, for expenses associated with the distribution of such Funds' Class II, Class VI, Class VII or Class VIII shares,  as applicable.  Although  actual  distribution  expenses may be more or less, the Funds, or the applicable class, as indicated below, pay GDSI an annual fee under the Plan,  regardless  of  expenses,  in annual  amount  that will not exceed the following amounts:

                  AMOUNT                                 FUNDS

0.25% of the average daily net assets of      GVIT Bond Index Fund
Class II shares of each Fund, all of          GVIT Enhanced Income Fund
which will be considered a distribution fee.  VIT International Index Fund
                                              GVIT Small Cap Index Fund

                  AMOUNT                                 FUND

0.25% of the average daily net assets of      GVIT International Index Fund
Class VI  Fund shares of each Fund, all of
which will be considered a distribution fee.

                  AMOUNT                                 FUNDS

0.40% of the average daily net assets of        GVIT Bond Index Fund
Class VII  Fund shares of each Fund, all        GVIT Enhanced Income Fund
of which will be considered a distribution fee. GVIT International Index Fund
                                                GVIT Small Cap Index Fund

                  AMOUNT                                 FUND

0.40% of the average daily net assets of        GVIT International Index Fund
Class VIII of the Fund, all of which will
be considered a distribution fee.

     As required by Rule 12b-1,  the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect  financial  interest in the  operation of the
Plan (the "Independent Trustees").  The Plan was initially approved by the Board of Trustees as it relates to the Index  Funds and GVIT  Enhanced  Income Fund on
January  12,  2006.  The  Plan  may be  amended  from  time to time by vote of a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. The Plan may be terminated as to the  applicable  shares  of a Fund  by  vote of a  majority  of the  Independent
Trustees,  or by vote of a majority of the  outstanding  shares of that Class or
Fund, as applicable.  Any change in the Plan that would materially  increase the distribution cost to the applicable  shareholders requires shareholder approval.
The Trustees  review  quarterly a written  report of such costs and the purposes for which such costs have been  incurred.  For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the
Trust shall be committed to the discretion of such  disinterested  persons.  All agreements  with any person  relating to the  implementation  of the Plan may be terminated  at any  time on 60  days'  written  notice  without  payment  of any penalty,  by vote of a majority of the Independent  Trustees or by a vote of the majority of the outstanding  applicable shares. The Plan will continue in effect for  successive  one-year  periods,  provided  that  each  such  continuance  is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees  cast in person at a  meeting  called  for that  purpose.  The Board of  Trustees  has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed  determination  of whether the Plan  should be  implemented  or continued.  In addition  the  Trustees in  approving  the Plan as to a Fund must determine that there is a reasonable  likelihood that the Plan will benefit such
Fund and its Shareholders.

                                      -48-

     The Board of  Trustees of the Trust  believes  that the Plan is in the best interests of the Funds since it encourages  Fund growth and  maintenance of Fund assets.  As the  Funds  grow in size,  certain  expenses,  and  therefore  total expenses  per Share,  may be reduced  and overall  performance  per Share may be improved.

     GDSI may enter into, from time to time, Rule 12b-1 Agreements with selected dealers  pursuant  to which  such  dealers  will  provide  certain  services  in connection with the distribution of a Fund's Shares  including,  but not limited to, those  discussed  above.  GDSI or an  affiliate of GDSI does pay  additional amounts from its own resources to dealers or other financial  intermediaries for aid  in  distribution  or  for  aid  in  providing  administrative  services  to shareholders.

FUND ADMINISTRATION AND TRANSFER AGENCY SERVICES

     Under  the  terms of a Fund  Administration  Agreement,  GSA  provides  for various  administrative  and accounting  services to the Funds,  including daily valuation  of the  Funds'  shares,  preparation  of  financial  statements,  tax returns,  and regulatory  reports,  and presentation of quarterly reports to the
Board of Trustees.  Gartmore Investor Services,  Inc.  ("GISI"),  a wholly owned subsidiary of GSA,  serves as transfer agent and dividend  disbursing  agent for each  of the  Funds.  Both  GSA  and  GISI  are  located  at  1200  River  Road,
Conshohocken,  Pennsylvania  19428. Each Fund pays GSA a combined annual fee for fund  administration  and transfer  agency services based on the Trust's average daily net assets according to the following schedule:

                                                      AGGREGATE TRUST FEE
               ASSET LEVEL                       AS A PERCENTAGE OF NET ASSETS

            up to $1 billion                                 0.15%
  $1 billion and more up to $3 billion                       0.10%
  $3 billion and more up to $8 billion                       0.05%
  $8 billion and more up to $10 billion                      0.04%
 $10 billion and more up to $12 billion                      0.02%
           $12 billion or more                               0.01%

     GSA pays GISI from these fees for its services as the Trust's  transfer and dividend disbursing agent.

SUB-ADMINISTRATION

     GSA has entered into a Services  Agreement  with BISYS Fund Services  Ohio,
Inc.  ("BISYS"),  and GISI has entered into a Sub-Transfer  Agent Agreement with
BISYS,  effective  May 2,  2005,  to provide  certain  fund  administration  and transfer  agency  services  for  each  of the  Funds  held  beneficially  by its customers.  For these  services,  GSA pays BISYS an annual fee at the  following rates based on the average daily net assets of the aggregate of all the funds of the Trust that BISYS is providing such services for:

                                                      AGGREGATE TRUST FEE
             ASSET LEVEL                         AS A PERCENTAGE OF NET ASSETS

           up to $1 billion                                0.10%
 $1 billion and more up to $3 billion                      0.05%
 $3 billion and more up to $8 billion                      0.04%
$8 billion and more up to $10 billion                      0.02%
$10 billion and more up to $12 billion                     0.01%
         $12 billion or more                              0.005%

ADMINISTRATIVE SERVICE PLAN

                                      -49-

     Under the terms of an Administrative  Services Plan, each Fund is permitted to enter Servicing Agreements with servicing  organizations who agree to provide certain  administrative  support  services  for the Funds.  Such  administrative support services include but are not limited to the following:  establishing and
maintaining   shareholder   accounts,   processing   purchase   and   redemption
transactions,  arranging for bank wires, performing shareholder  sub-accounting, answering inquiries  regarding the Funds,  providing periodic statements showing the account balance for beneficial  owners or for Plan  participants or contract holders of insurance company separate  accounts,  transmitting proxy statements, periodic reports,  updated prospectuses and other communications to shareholders and,  with  respect to meetings of  shareholders,  collecting,  tabulating,  and forwarding to the Trust executed  proxies and obtaining  such other  information and performing such other services as may reasonably be required.

     As authorized by the  Administrative  Services  Plan, the Trust has entered into a Fund Participation  Agreement,  effective May 2, 2005,  pursuant to which
Nationwide Financial Services, Inc. has agreed to provide certain administrative
support  services  to  the  Funds  held   beneficially  by  its  customers.   In
consideration  for  providing  administrative  support  services,  NFS and other entities  with which the Trust may enter into  Servicing  Agreements  (which may include NSI) will  receive a fee,  computed at the annual rate of up to 0.25% of the average  daily net assets of Class II,  Class VI,  Class VII, and Class VIII shares of the Funds held by customers of NFS or any such other entity. No fee is paid with respect to the Class ID shares of the Fund.

CUSTODIAN

     JPMorgan Chase Bank, 4 New York Plaza, New York, NY 10008, is the Custodian
for the Funds  and  makes  all  receipts  and  disbursements  under a  Custodian
Agreement.  The Custodian  performs no managerial or policy making functions for the Funds.

LEGAL COUNSEL

     Stradley   Ronon  Stevens  &  Young,   LLP,   2600  One  Commerce   Square,
Philadelphia, PA 19103, serves as the Trust's legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

     PricewaterhouseCoopers  LLP, Two Commerce  Square,  Suite 1700, 2001 Market
Street,  Philadelphia,  PA 19103-7042,  serves as Independent  Registered Public
Accountants for the Trust.

BROKERAGE ALLOCATIONS

     A Fund's adviser (or a subadviser) is responsible  for decisions to buy and sell securities and other  investments  for the Funds,  the selection of brokers and  dealers  to  effect  the  transactions  and the  negotiation  of  brokerage commissions,  if any. In  transactions  on stock and commodity  exchanges in the
United States,  these  commissions are negotiated,  whereas on foreign stock and commodity  exchanges  these  commissions  are generally  fixed and are generally higher  than  brokerage  commissions  in  the  United  States.  In the  case  of securities traded on the over-the-counter  markets or for securities traded on a principal  basis,  there is generally no  commission,  but the price  includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit.  In  underwritten  offerings,  the price  includes  a  disclosed,  fixed commission or discount.  Most short term  obligations  are normally  traded on a
"principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

     Except as described below, the primary  consideration in portfolio security transactions is best price and execution of the transaction  i.e.,  execution at the most  favorable  prices and in the most  effective  manner  possible.  "Best price-best  execution"  encompasses  many factors  affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security,  the commission  charged, the promptness,  availability and reliability of execution,  the confidentiality and  placement  accorded  the order,  and  customer  service.  Therefore,  "best price-best execution" does not necessarily mean obtaining the best

                                      -50-

price  alone but is  evaluated  in the  context  of all the  execution  services provided.  Both the adviser and the subadviser  have complete  freedom as to the markets in and the broker-dealers through which they seek this result.

     Subject to the primary  consideration of seeking best price-best  execution and as discussed below,  securities may be bought or sold through broker-dealers who have furnished  statistical,  research, and other information or services to the adviser or the subadviser.  In placing orders with such broker-dealers,  the adviser or subadviser  will,  where possible,  take into account the comparative usefulness of such  information.  Such  information  is useful to the adviser or subadviser even though its dollar value may be  indeterminable,  and its receipt or availability  generally does not reduce the adviser's or subadviser's  normal research activities or expenses.

     Fund portfolio  transactions may be effected with  broker-dealers  who have assisted  investors  in the purchase of variable  annuity  contracts or variable insurance  policies  issued by Nationwide  Life Insurance  Company or Nationwide
Life & Annuity Insurance Company or by other life insurance companies with which the Trust has a participation  agreement.  However,  neither such assistance nor sale of other investment company shares is a qualifying or disqualifying  factor in a broker-dealer's  selection, nor is the selection of any broker-dealer based on the volume of shares sold.

     There may be occasions when portfolio  transactions for a Fund are executed as part of concurrent  authorizations  to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the adviser or subadviser  or  by an  affiliated  company  thereof.  Although  such  concurrent authorizations  potentially could be either advantageous or disadvantageous to a
Fund, they are affected only when the adviser or subadviser  believes that to do so is in the interest of the Fund.  When such concurrent  authorizations  occur, the executions will be allocated in an equitable manner.

     In purchasing and selling  investments  for the Funds,  it is the policy of each of the  advisers  and  subadvisers  to obtain  best  execution  at the most favorable prices through responsible  broker-dealers.  The determination of what may constitute best execution in a securities transaction by a broker involves a number of  considerations,  including the overall direct net economic  result to the Fund  (involving  both price paid or received and any  commissions and other costs paid), the efficiency with which the transaction is effected,  the ability to  effect  the  transaction  at  all  when  a  large  block  is  involved,  the availability  of the  broker  to  stand  ready  to  execute  possibly  difficult transactions in the future, the professionalism of the broker, and the financial strength and stability of the broker.  These  considerations  are judgmental and
are  weighed  by  the  adviser  or   subadviser  in   determining   the  overall
reasonableness  of  securities  executions  and  commissions  paid. In selecting broker-dealers,  the  adviser  or  subadviser  will  consider  various  relevant factors,  including,  but not limited to, the size and type of the  transaction;
the  nature  and  character  of the  markets  for the  security  or  asset to be
purchased  or  sold;  the  execution  efficiency,   settlement  capability,  and
financial condition of the broker-dealer's  firm; the broker-dealer's  execution services  rendered  on  a  continuing  basis;  and  the  reasonableness  of  any commissions.

     The advisers and each  subadviser  may cause a Fund to pay a  broker-dealer who furnishes  brokerage and/or research services a commission that is in excess of the commission  another  broker-dealer  would have received for executing the transaction if it is determined,  pursuant to the  requirements of Section 28(e)
of the Securities  Exchange Act of 1934,  that such  commission is reasonable in relation to the value of the brokerage and/or research services  provided.  Such research  services  may  include,  among  other  things,  analyses  and  reports
concerning  issuers,  industries,   securities,  economic  factors  and  trends,
portfolio  strategy,  analytic  or  modeling  software,  market  data  feeds and historical market information.  Any such research and other information provided by brokers to an adviser or  subadviser  is  considered to be in addition to and not in lieu of services  required  to be  performed  by it under its  investment advisory  or  subadvisory  agreement,  as the case may be.  The fees paid to the advisers and subadvisers  pursuant to their  respective  investment  advisory or subadvisory  agreement  are not reduced by reason of its receiving any brokerage and research  services.  The research services provided by broker-dealers can be useful to the  advisers or a  subadviser  in serving  their other  clients.  All research services received from the brokers to whom commission are paid are used collectively,  meaning such  services may not actually be utilized in connection with each client  account  that may have  provided  the  commission  paid to the brokers  providing such services.  The advisers and  subadvisers  are prohibited from  considering  the  broker-dealer's  sale of shares of any fund for which it serves as  investment  adviser  or  subadviser,  except  as may be  specifically permitted by law.

                                      -51-

     Under the 1940 Act,  "affiliated  persons"  of a Fund are  prohibited  from dealing with it as a principal in the purchase and sale of securities  unless an exemptive order allowing such  transactions  is obtained from the SEC.  However, each  Fund may  purchase  securities  from  underwriting  syndicates  of which a subadviser  or any of its  affiliates  as defined  in the 1940 Act,  is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

     Certain  of the  Funds  contemplate  that,  consistent  with the  policy of
obtaining  best  results,   brokerage  transactions  may  be  conducted  through
"affiliated  broker/dealers,"  as defined  in the 1940 Act.  Under the 1940 Act, commissions paid by a Fund to an "affiliated broker/dealer" in connection with a purchase or sale of securities  offered on a securities  exchange may not exceed the usual and  customary  broker's  commission.  Accordingly,  it is the  Funds'
policy that the commissions to be paid to an affiliated  broker-dealer  must, in its  judgment,  be (1) at least as  favorable  as those that would be charged by other  brokers  having  comparable  execution  capability  and (2) at  least  as favorable as  commissions  contemporaneously  charged by such  broker/dealer  on comparable transactions for its most favored unaffiliated customers,  except for accounts for which the affiliated  broker/dealer  acts as a clearing  broker for another brokerage firm and customers of an affiliated  broker/dealer  considered by a majority of the independent  trustees not to be comparable to the Fund. The
Fund  does  not  deem  it  practicable  and in its  best  interests  to  solicit competitive  bids for commissions on each  transaction.  However,  consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

     An insurance company purchases shares of the Funds at their net asset value
("NAV")  using  purchase  payments  received on variable  annuity  contracts and variable life insurance  policies  issued by separate  accounts.  These separate accounts are funded by shares of the Funds. For certain of the Funds, shares may also be sold to affiliated Funds of Funds.

     All investments in the Trust are credited to the  shareholder's  account in the form of full and fractional  shares of the  designated  Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

     The NAV per share of the Funds is determined once daily, as of the close of regular trading on the New York Stock Exchange  (generally 4 P.M.  Eastern Time)
on each  business  day the New York Stock  Exchange is open for regular  trading
(and on such other days as the Board determines).  However, to the extent that a
Fund's  investments  are traded in markets that are open when the New York Stock
Exchange is closed,  the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

     The Trust will not compute NAV for the Funds on customary national business holidays, including the following:  Christmas Day, New Year's Day, Martin Luther
King, Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day,
Labor Day and Thanksgiving Day.

     Each Fund reserves the right to not  determine net asset value when:  (i) a
Fund has not received any orders to purchase,  sell or exchange  shares and (ii)
changes in the value of that  Fund's  portfolio  do not affect  that  Fund's net asset value.

     The offering price for orders placed before the close of the New York Stock
Exchange,  on each business day the Exchange is open for trading,  will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open  for  trading.  The NAV of a share  of each  Fund  on  which  offering  and redemption  prices are based is the NAV of that  Fund,  divided by the number of shares  outstanding,  the result being  adjusted to the nearer cent.  The NAV of each Fund is  determined by  subtracting  the  liabilities  of the Fund from the value of its assets  (chiefly  composed of investment  securities).  The NAV per share for a class is calculated by adding the value of all  securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of that class' shares outstanding.

                                      -52-

     Securities for which market  quotations are readily available are values at current  market value as of  Valuation  Time.  Valuation  Time will be as of the close of regular trading on the New York Stock Exchange  (usually 4 P.M. Eastern
Time).  Equity  securities are valued at the last quoted sale price, or if there is no sale price,  the last quoted bid price provided by an independent  pricing service  approved  by the Board of  Trustees.  Securities  traded on NASDAQ  are valued at the NASDAQ Official  Closing Price.  Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term  obligations)
are valued at the last quoted bid price and/or by using a  combination  of daily quotes and matrix evaluations  provided by an independent  pricing service,  the use of which has been approved by the Board of Trustees of the Trust. Short-term debt  securities  such as commercial  paper and U.S.  treasury  bills,  having a remaining  maturity of 60 day or less are considered to be "short-term"  and are valued at amortized cost which  approximated  market value.  The pricing service activities and results are reviewed by an officer of the Trust.  Debt Securities of  the  Trust's  Money  Market  Funds  are  valued  at  amortized  cost,  which approximates market value.

     The pricing  service  activities  and results are reviewed by an officer of the Trust.  Securities for which market quotations are not readily available, or for which an independent  pricing service does not provide a value or provides a value  that  does  not  represent  fair  value  in the  judgment  of the  Funds'
investment  adviser  or  designee,  are valued at fair  value  under  procedures approved by the Funds' Board of Trustees. Fair value determinations are required for  securities  whose  value is  affected  by a  significant  event  that  will materially  affect the value of a domestic or foreign  security and which occurs subsequent  to the  time of the  close of the  principal  market  on which  such domestic or foreign  security  trades but prior to the calculation of the Fund's
NAV.

     The Funds holding  foreign equity  securities  (the "Foreign Equity Funds")
value securities at fair value in the circumstances  described below. Generally, trading in foreign  securities  markets is completed  each day at various  times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign
Equity Funds, the Foreign Equity Funds will fair value their foreign investments when the market  quotations for the foreign  investments  either are not readily available or are unreliable and,  therefore,  do not represent fair value.  When fair value prices are utilized,  these prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Foreign
Equity Funds' foreign  investments  since the last closing prices of the foreign investments  were  calculated on their  primary  foreign  securities  markets or exchanges.  For  these  purposes,  the  Board  of  Trustees  of the  Trust  have determined  that  movements  in  relevant  indices or other  appropriate  market indicators, after the close of the foreign securities exchanges, may demonstrate that market  quotations are  unreliable,  and may trigger fair value pricing for certain  securities.  Consequently,  fair valuation of portfolio  securities may occur on a daily  basis.  The fair  value  pricing  by the Trust  utilizes  data furnished by an  independent  pricing  service (and that data draws upon,  among other  information,  the market values of foreign  investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such  prices  will have an impact on the net asset value of a Foreign
Equity  Fund.  When a Foreign  Equity Fund uses fair value  pricing,  the values assigned to the Foreign Equity Fund's foreign  investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     The pricing  service  activities  and results are reviewed by an officer of the  Trust.  Securities  and other  assets,  for which  such  market  prices are unavailable or for which an independent pricing service does not provide a value or provides a value that does not  represent  fair value in the  judgment of the
Fund's  investment  adviser or its  designee,  are  valued at fair  value  under procedures approved by the Trust's Board of Trustees.

     A separate  account  redeems  shares to make benefit or surrender  payments under the terms of its variable  annuity  contracts or variable  life  insurance policies.  Redemptions  are  processed on any day on which the Trust is open for business and are effected at NAV next determined after the redemption  order, in proper form, is received by the Trust's transfer agent, GISI.

     The Trust may  suspend  the right of  redemption  for such  periods  as are permitted under the 1940 Act and under the following unusual circumstances:  (a)
when the New York Stock Exchange is closed (other than weekends and holidays) or trading  is  restricted;  (b)  when an  emergency  exists,  making  disposal  of portfolio securities or the valuation of net assets not reasonably  practicable;
or (c) during any period  when the SEC has by order  permitted a  suspension  of redemption for the protection of shareholders.

                                      -53-

PERFORMANCE ADVERTISING

     The Funds may use past performance in advertisements, sales literature, and their  prospectuses,  including  calculations  of average  annual total  return,
30-day yield, and seven-day yield, as described below.

CALCULATING YIELD AND TOTAL RETURN

     The Funds may from time to time advertise historical  performance,  subject to Rule 482 under the  Securities  Act,  or Rule  34b-1  under the 1940 Act.  An investor  should keep in mind that any return or yield  quoted  represents  past performance and is not a guarantee of future results.  The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     All  performance  advertisements  shall include average annual total return quotations  for the most recent one,  five,  and ten year periods (or life, if a
Fund has been in operation  less than one of the  prescribed  periods).  Average annual  total  return  represents  the rate  required  each year for an  initial investment to equal the redeemable value at the end of the quoted period.  It is calculated  in a uniform  manner by dividing  the ending  redeemable  value of a hypothetical  initial  payment of $1,000 for a specified  period of time, by the amount of the  initial  payment,  assuming  reinvestment  of all  dividends  and distributions.  The one,  five,  and ten year  periods are  calculated  based on periods that end on the last day of the calendar  quarter  preceding the date on which an advertisement is submitted for publication.

     Certain Funds may also from time to time  advertise a uniformly  calculated yield quotation.  This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum  offering  price per share on the last day of the  period,  and  annualizing  the  results,  assuming reinvestment  of all  dividends and  distributions.  This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding  of  interest,  and  includes a  modified  market  value  method for determining  amortization.  The yield will fluctuate,  and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

     The Amended Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial  interest of each Fund and to divide or combine such shares into a greater or lesser number of shares  without thereby  exchanging the  proportionate  beneficial  interests in the Trust. Each share of a Fund  represents  an equal  proportionate  interest in that Fund with each other share.  The Trust  reserves the right to create and issue a number of different funds.  Shares of each Fund would participate equally in the earnings, dividends,  and assets of that  particular  fund.  Upon  liquidation  of a Fund, shareholders  are  entitled  to share  pro rata in the net  assets  of such Fund available for distribution to shareholders.

     The Trust is currently  authorized to offer shares of beneficial  interest, without  par value,  in 39  series.  With  respect  to the  Funds,  the Trust is authorized to offer the following share classes:

SERIES                                                SHARE CLASSES

GVIT Bond Index Fund                   Class ID, Class II, Class VII
GVIT Enhanced Income Fund              Class ID, Class II, Class VII
GVIT International Index Fund          Class ID, Class II, Class VI, Class VII,
                                       Class VIII
GVIT Small Cap Index Fund              Class ID, Class II, Class VII

     You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular  class are equal in all respects to the other shares of that class.  In the event of liquidation of a Fund,  shares of the same class will share pro rata in the  distribution of the net assets of such Fund with all other shares of that class. All shares

                                      -54-

are  without  par  value  and when  issued  and paid  for,  are  fully  paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional  Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS

     Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other  matters  submitted to meetings of shareholders. Generally, amendment may not be made to the Amended Declaration of
Trust  without  the  affirmative  vote of a majority of the  outstanding  voting securities of the Trust.  The Trustees may,  however,  further amend the Amended
Declaration of Trust without the vote or consent of shareholders to:

     (1) designate series of the Trust; or

     (2) change the name of the Trust; or

     (3) apply  any  omission,  cure,  correct,  or  supplement  any  ambiguous, defective, or inconsistent provision to conform the Amended Declaration of Trust to the  requirements  of applicable  federal laws or regulations if they deem it necessary.

     Shares have no pre-emptive or conversion rights.  Shares,  when issued, are fully paid and  nonassessable.  In regard to  termination,  sale of  assets,  or change of investment  restrictions,  the right to vote is limited to the holders of shares of the particular  Fund affected by the proposal.  However,  shares of all Funds vote  together,  and not by Fund,  in the election of Trustees.  If an issue must be approved by a majority as defined in the 1940 Act, a "majority  of the outstanding  voting  securities"  means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares  are  present  or  represented  by  proxy,  or (ii)  more than 50% of the outstanding shares. For the election of Trustees only a plurality is required.

SHAREHOLDER INQUIRIES

     All  inquiries  regarding  the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

TAX STATUS

     Election to be Taxed as a Regulated Investment Company.

     Each Fund has elected to be treated as a regulated investment company under
Subchapter M of the Internal Revenue Code (the "Code").  Each Fund has qualified as a regulated investment company for its most recent fiscal year and intends to continue to qualify  during the current  fiscal year. As a regulated  investment company,  a Fund  generally pays no federal income tax on the income and gain it distributes.  The Board of  Trustees  reserves  the right  not to  maintain  the qualification of a Fund as a regulated  investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.

     Consent Dividends.

     Each Fund may utilize  consent  dividend  provisions  of Section 565 of the
Code to make  distributions.  Provided that all shareholders  agree in a consent filed with the  income  tax  return of a Fund to treat as a dividend  the amount specified in the consent,  the amount will be considered a distribution  just as any other distribution paid in money and reinvested back into the Fund.

     Diversification Requirements.

     Each  Fund  intends  to comply  with the  diversification  requirements  of
Section  817(h) of the Code  relating  to the  tax-deferred  status of  variable accounts that are based on insurance company separate accounts (segregated

                                      -55-

asset  account).  If these  requirements  are not met,  or under  other  limited circumstances,  it is  possible  that  the  contract  holders,  rather  than the separate  accounts,  will be treated  for  federal  income tax  purposes  as the taxable owners of the assets held by the separate accounts.

     Section 817(h) of the Code generally  requires a variable  contract  (other than a pension plan contract) that is based on a segregated  asset account to be adequately diversified. Generally, the investments of a segregated asset account are  considered to be adequately  diversified  for purposes of Section 817(h) of the Code if no more than 55  percent  of the  value of the  total  assets of the account is represented by any one investment; no more than 70 percent by any two investments; no more than 80 percent by any three investments;  and no more than
90 percent by any four investments.

OTHER TAX CONSEQUENCES

     Effect of Foreign Investments on Distributions.

     Certain  Funds may  invest in  foreign  securities  and may be  subject  to foreign  withholding  taxes on income  from  those  securities  that may  reduce distributions.

     If a Fund invests in  securities  of foreign  entities that could be deemed for federal tax purposes to be passive foreign investment  companies  ("PFICs"), the Fund intends to  mark-to-market  these  securities and recognize any gain at the end of its fiscal year.  Deductions for losses will be allowable only to the extent of any  current or  previously  recognized  gain.  This gain  (reduced by allowable  losses) is treated as  ordinary  income  that the Fund is required to distribute,  even though it has not sold the  securities.  Shareholders of PFICs may,  under  certain  circumstances,  be subject to a deferred  interest  charge pursuant to section 1291 of the Code.

     Excise Tax Distribution Requirements.

     To avoid  federal  excise  taxes,  the Code requires a Fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Fund in a given calendar year, however, if all of its shareholders at all times  during  the  calendar  year are  segregated  asset  accounts  of life insurance  companies  where the  shares  are held in  connection  with  variable products.

TAX CONSEQUENCES TO SHAREHOLDERS

     Since  shareholders  of the Funds will be the  insurance  company  separate accounts,  no  discussion  is  included  herein  concerning  federal  income tax consequences  for the holders of the contracts.  For information  concerning the federal income tax consequences to any such holder, see the prospectus  relating to the applicable contract.

FINANCIAL STATEMENTS

     The Report of  Independent  Auditors and Financial  Statements of the Trust
for each fiscal year  included in the Trust's  Annual  Report and the  Financial
Statements of the Trust will be incorporated herein by reference.  Copies of the
Annual Report and Semi-Annual  Report are available  without charge upon request by writing the Trust or by calling toll free 1-800-848-6331.

                                      -56-

APPENDIX A

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's  corporate or municipal debt rating is a current  assessment of the  creditworthiness  of an obligor with  respect to a specific  obligation.
This  assessment  may  take  into  consideration  obligors  such as  guarantors, insurers, or lessees.

The debt rating is not a recommendation  to purchase,  sell, or hold a security, inasmuch  as it does  not  comment  as to  market  price  or  suitability  for a particular investor.  The ratings are based on current information  furnished by the issuer or  obtained by  Standard & Poor's  from other  sources it  considers reliable.  Standard & Poor's  does not perform an audit in  connection  with any rating and may,  on  occasion,  rely on  unaudited  financial  information.  The ratings may be changed,  suspended,  or  withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     1.   Likelihood of default - capacity and  willingness of the obligor as to
          the  timely   payment  of  interest  and  repayment  of  principal  in
          accordance with the terms of the obligation.

     2.   Nature of and provisions of the obligation.

     3.   Protection  afforded by, and relative  position of, the  obligation in the event of bankruptcy,  reorganization,  or other  arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                INVESTMENT GRADE

AAA- Debt rated  `AAA' has the  highest  rating  assigned  by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.

AA-  Debt  rated  `AA' has a very  strong  capacity  to pay  interest  and repay principal and differs from the highest rated issues only in small degree.

A-   Debt rate `A' has a strong  capacity to pay  interest  and repay  principal although it is somewhat more  susceptible to the adverse effects of changes in  circumstances  and  economic  conditions  than  debt  in  higher  rated categories.

BBB- Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay  principal.  Whereas it  normally  exhibits  adequate  protection parameters,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity to pay interest and repay  principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

Debt rated `BB',  `B', `CCC',  `CC' and `C' is regarded as having  predominantly speculative  characteristics  with respect to capacity to pay interest and repay principal.  `BB' indicates the least degree of speculation  and `C' the highest.
While such debt will likely have some  quality and  protective  characteristics, these are outweighed by large  uncertainties  or major risk exposures to adverse conditions.

BB-  Debt rated `BB' is less i  vulnerable  to  default  than other  speculative issues.  However,  it faces  major  ongoing  uncertainties  or  exposure to adverse  business,  financial,  or economic  conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                                      A-1

B-   Debt  rated `B' has a greater  vulnerability  to default  than  obligations rated BB but  currently  has the  capacity to meet  interest  payments  and principal repayments.  Adverse business,  financial, or economic conditions will  likely  impair  capacity or  willingness  to pay  interest  and repay principal.

CCC- Debt rated `CCC' is currently  vulnerable to default, and is dependent upon favorable  business,  financial,  and  economic  conditions  to meet timely payment of interest  and  repayment of  principal.  In the event of adverse business,  financial, or economic conditions,  it is not likely to have the capacity to pay interest and repay principal.

CC-  Debt rated `CC' typically is currently highly vulnerable to nonpayment.

C-   Debt rated `C'  signifies  that a bankruptcy  petition has been filed,  but debt service payments are continued.

D-   Debt rated `D' is in payment default.  The `D' rating category is used when interest  payments or principal  payments are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's believes that such payments will be made during such grade period.  The `D'
     rating also will be used upon the filing of a  bankruptcy  petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

Aaa- Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest  degree of investment  risk and are  generally  referred to as
     "gilt  edged."  Interest  payments  are  protected  by a  large  or  by  an exceptionally  stable  margin and  principal  is secure.  While the various protective elements are likely to change, such changes as can be visualized are most  unlikely  to impair the  fundamentally  strong  position  of such issues.

Aa-  Bonds which are rated Aa are judged to be of high quality by all standards.
     Together with the Aaa group they comprise what are generally  known as high grade bonds.  They are rated lower than the best bonds  because  margins of protection  may not be as  large as in Aaa  securities  or  fluctuation  of protective  elements  may be of  greater  amplitude  or there  may be other elements  present which make the long-term risk appear somewhat larger than in Aaa securities.

A-   Bonds which are rated A possess many  favorable  investment  attributes and are to be considered as  upper-medium  grade  obligations.  Factors  giving security to principal and interest are  considered  adequate,  but elements may be present which suggest a  susceptibility  to impairment  some time in the future.

Baa- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly  protected nor poorly secured).  Interest  payments and  principal  security  appear  adequate  for  the  present  but  certain protective elements may be lacking or may be characteristically  unreliable over any great  length of time.  Such  bonds  lack  outstanding  investment characteristics and in fact have speculative characteristics as well.

Ba-  Bonds  which are rated Ba are judged to have  speculative  elements;  their future cannot be considered well-assured.  Often the protection of interest and  principal  payments  may  be  very  moderate,  and  thereby  not  well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B-   Bonds which are rated B generally  lack  characteristics  of the  desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      A-2

Caa- Bonds  which are  rated Caa are of poor  standing.  Such  issues  may be in default  or there  may be  present  elements  of  danger  with  respect  to principal or interest.

Ca-  Bonds which are rated Ca represent  obligations  which are speculative in a high  degree.  Such  issues  are  often in  default  or have  other  marked shortcomings.

C-   Bonds which are rated C are the lowest rated class of bonds,  and issues so rated can be regarded as having  extremely poor prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

Excerpts  from  Moody's  Investors  Service,  Inc.,  description  of  state  and municipal note ratings:

MIG-1--   Notes bearing this  designation  are of the best quality,  enjoying strong  protection  from  established  cash  flows of funds  for their servicing from  established and  board-based  access to the market for refinancing, or both.

MIG-2--   Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3--   Notes bearing this designation are of favorable  quality,  with all security  elements  accounted  for but  lacking  the  strength  of the preceding  grade.  Market access for  refinancing,  in particular,  is likely to be less well established.

               FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch  investment grade bond ratings provide a guide to investors in determining the credit risk associated  with a particular  security.  The ratings  represent
Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The  rating  takes  into  consideration  special  features  of  the  issue,  its relationship  to other  obligations of the issuer,  the current and  prospective financial  condition and operating  performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch  ratings do not  reflect  any credit  enhancement  that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same  rating are of similar  but not  necessarily  identical
credit  quality  since  the  rating   categories  do  not  fully  reflect  small
differences in the degrees of credit risk.

Fitch  ratings  are not  recommendations  to buy,  sell,  or hold any  security.
ratings do not comment on the adequacy of market price,  the  suitability of any security for a particular  investor,  or the tax-exempt  nature or taxability of payments made in respect of any security.

Fitch ratings are based on information  obtained from issuers,  other  obligors, underwriters,  their  experts,  and other sources Fitch believes to be reliable.
Fitch  does not  audit or  verify  the truth or  accuracy  of such  information.
Ratings may be changed,  suspended,  or  withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA  Bonds  considered  to be  investment  grade  and  representing  the  lowest expectation  of  credit  risk.  The  obligor  has an  exceptionally  strong capacity for timely  payment of financial  commitments,  a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA   Bonds  considered to be investment  grade and of very high credit  quality.
     This  rating  indicates  a very  strong  capacity  for  timely  payment  of financial commitments,  a capacity that is not significantly  vulnerable to foreseeable events.

                                      A-3

A    Bonds  considered to be investment grade and represent a low expectation of credit risk. This rating  indicates a strong capacity for timely payment of financial commitments.  This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB  Bonds  considered to be in the lowest  investment  grade and indicates that there is currently low  expectation of credit risk. The capacity for timely payment of  financial  commitments  is  considered  adequate,  but  adverse changes in economic  conditions and circumstances are more likely to impair this capacity.

BB   Bonds are  considered  speculative.  This rating  indicates that there is a possibility  of  credit  risk  developing,  particularly  as the  result of
     adverse  economic  changes  over  time;  however,   business  or  financial
     alternatives  may be available to allow  financial  commitments  to be met.
     Securities rated in this category are not investment grade.

B    Bonds  are  considered  highly  speculative.  This  rating  indicates  that significant credit risk is present, but a limited margin of safety remains.
     Financial  commitments  are  currently  being met;  however,  capacity  for continued  payment is contingent upon a sustained,  favorable  business and economic environment.

CCC, CC and C  Bonds are  considered  a high  default  risk.  Default  is a real possibility. Capacity for meeting financial commitments is solely
               reliant   upon   sustained,   favorable   business   or  economic
               developments.  A `CC' rating  indicates that default of some kind appears probable. `C' rating signals imminent default.

DDD, DD and D  Bonds  are  in  default.  Such  bonds  are  not  meeting  current obligations and are extremely  speculative.  `DDD' designates the highest  potential  for  recovery of amounts  outstanding  on any securities  involved and `D' represents the lowest  potential for recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard  & Poor's  commercial  paper  rating is a current  assessment  of the likelihood  of timely  payment of debt  considered  short-term  in the  relevant market.

Ratings are graded into several  categories,  ranging from `A-1' for the highest quality obligations to `D' for the lowest. These categories are as follows:

A-1  This highest category  indicates that the degree of safety regarding timely payment is strong.  Those issues  determined  to possess  extremely  strong safety characteristics are denoted with a plus sign (+) designation.

A-2  Capacity   for  timely   payment  on  issues  with  this   designation   is
     satisfactory.  However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3  Issues carrying this designation have adequate capacity for timely payment.
     They are,  however,  more  vulnerable to the adverse  effects of changes in circumstances than obligations carrying the higher designations.

B    Issues  rated `B' are  regarded as having  only  speculative  capacity  for timely payment.

C    This  rating is assigned  to  short-term  debt  obligations  with  doubtful capacity for payment.

                                      A-4

D    Debt rated `D' is in payment default.  the `D' rating category is used when interest payments or principal  payments are not made on the date due, even if the applicable  grace period has not expired,  unless  Standard & Poor's believes that such payments will be made during such grade period.

                         STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes.  Notes  maturing  in three  years or less will  likely  receive a note rating.  Notes maturing  beyond three years will most likely receive a long-term debt rating.

     The following criteria will be used in making the assessment:

     1.   Amortization  schedule  - the larger the final  maturity  relative  to other  maturities,  the more  likely  the issue is to be  treated as a note.

     2.   Source of  payment - the more the issue  depends on the market for its refinancing, the more likely it is to be considered a note.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong  capacity to pay  principal  and  interest are given a plus (+)
     designation.

SP-2 Satisfactory   capacity  to  pay   principal   and   interest,   with  some
     vulnerability  to adverse  financial and economic  changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

                           MOODY'S SHORT-TERM RATINGS

Moody's  short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless  explicitly noted.  Moody's employs the following three designations,  all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting  institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be  evidenced  by the  following  characteristics:  (I) leading  market positions  in well  established  industries,  (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset  protection,  (IV) broad  margins in  earnings  coverage of fixed  financial  charges  and  high  internal  cash  generation,  and (V)  well established  access to a range of  financial  markets  and  assured  sources  of alternative liquidity.

Issuers rated Prime-2 (or supporting  institutions)  have a strong  capacity for repayment of short-term promissory obligations.  This will normally be evidenced by many of the  characteristics  cited above,  but to a lesser degree.  Earnings trends and  coverage  ratios,  while sound,  will be more subject to  variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting  institutions) have an acceptable  capacity for  repayment  of  short-term  promissory  obligations.  The effect of industry characteristics  and market  composition may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements  and may  require  relatively  high  financial  leverage.  Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

                                      A-5

                              MOODY'S NOTE RATINGS

MIG 1/VMIG 1   This  designation  denotes best quality.  There is present strong protection by established cash flows,  superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2   This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3   This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding  grades.  Liquidity and cash flow protection may be narrow and market  access  for  refinancing  is likely to be less well established

MIG 4/VMIG 4   This designation  denotes adequate quality.  Protection  commonly regarded  as required  of an  investment  security is present and although not distinctly or  predominantly  speculative,  there is specific risk.

SG This  designation  denotes  speculative  quality.  Debt  instruments  in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

Fitch's  short-term ratings apply to debt obligations that are payable on demand or have original  maturities of up to three years,  including  commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The  short-term  rating places greater  emphasis than a long-term  rating on the existence of liquidity  necessary to meet the issuer's  obligations  in a timely manner.

     F-1+ Exceptionally  strong credit quality.  Issues assigned this rating are regarded  as having  the  strongest  degree of  assurance  for  timely payment.

     F-1  Very strong credit  quality.  Issues  assigned this rating  reflect an assurance of timely  payment only  slightly less in degree than issues rated F-1+.

     F-2  Good credit  quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

                                      A-6

APPENDIX B - PROXY VOTING GUIDELINES SUMMARIES

GARTMORE MUTUAL FUNDS CAPITAL TRUST AND GARTMORE MORLEY CAPITAL MANAGEMENT, INC.

GENERAL

     The Boards of Trustees of the Funds has confirmed the continued  delegation of the  authority  to  vote  proxies  relating  to the  securities  held  in the portfolios of the Funds to each Fund's investment adviser or sub-adviser, as the case may be,  after each such Board  reviewed  and  considered  the proxy voting policies and procedures used by each of the investment advisers and sub-advisers of the Funds, some of which advisers and sub-advisers use an independent service provider, as described below.

     The  Gartmore  Mutual  Fund  Capital  Trust  and  Gartmore  Morley  Capital
Management,  Inc.  (hereinafter  referred  collectively  as  "Gartmore"),  is an investment  adviser that is  registered  with the U.S.  Securities  and Exchange
Commission  (the "SEC")  pursuant to the  Investment  Advisers  Act of 1940,  as amended (the "Advisers Act").  Gartmore provides investment advisory services to various  types of clients,  including  registered  and  unregistered  investment companies,  collective trusts,  institutional separate accounts,  wrap accounts, insurance general accounts, charitable endowments, Taft-Hartley Act plans, ERISA
plans,   state-sponsored  funds,  managed  separate  accounts,  and  individuals
(hereinafter referred to collectively as the "Clients").

     Voting proxies that are received in connection  with  underlying  portfolio securities held by Clients is an important  element of the portfolio  management services that Gartmore performs for Clients.  Gartmore's goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic  interests of advisory clients;  and (ii)
that avoid the  influence  of conflicts  of  interest.  To implement  this goal,
Gartmore  has adopted  proxy  voting  guidelines  (the  "Gartmore  Proxy  Voting
Guidelines")  to  assist  Gartmore  in  making  proxy  voting  decisions  and in developing  procedures for effecting those decisions.  The Gartmore Proxy Voting
Guidelines  are designed to ensure that where Gartmore has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.

     The Gartmore  Proxy Voting  Policies  address a wide variety of  individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation,  reorganizations,  mergers, and various shareholder proposals. The proxy voting records of the Funds will be available to shareholders on the SEC's website beginning September, 2004.

HOW PROXIES ARE VOTED

     Gartmore has delegated to Institutional  Shareholder  Services ("ISS"),  an
independent  service  provider,  the  administration  of proxy voting for Client portfolio securities directly managed by Gartmore.  ISS, a Delaware corporation, provides  proxy-voting  services  to many asset  managers on a global  basis.  A committee  of  Gartmore  personnel  has  reviewed,  and will  continue to review annually,  Gartmore's relationship with ISS and the quality and effectiveness of the various services provided by ISS.

     Specifically,  ISS  assists  Gartmore  in the proxy  voting  and  corporate governance  oversight  process by developing  and updating the "ISS Proxy Voting
Guidelines,"  which are incorporated into the Gartmore Proxy Voting  Guidelines, and  by  providing  research  and  analysis,  recommendations  regarding  votes, operational implementation, and recordkeeping and reporting services. Gartmore's decision to retain ISS is based  principally  on the view that the services that
ISS provides,  subject to oversight by Gartmore,  generally will result in proxy voting  decisions which serve the best economic  interests of Clients.  Gartmore has reviewed,  analyzed, and determined that the ISS Proxy Voting Guidelines are consistent  with the views of Gartmore on the various types of proxy  proposals.
When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not  provide  a  recommendation:  (i) ISS will  notify  Gartmore;  and (ii)
Gartmore will use its best judgment in voting  proxies on behalf of the Clients.
A summary of the ISS Proxy Voting Guidelines is set forth below.

                                      B-1

CONFLICTS OF INTEREST

     Gartmore and Gartmore's  subsidiaries do not engage in investment  banking, administration  or  management  of  corporate  retirement  plans,  or any  other activity that is likely to create a potential conflict of interest. In addition, because Client proxies are voted by ISS pursuant to the pre-determined ISS Proxy
Voting Guidelines,  Gartmore generally does not make an actual  determination of how to vote a particular proxy, and,  therefore,  proxies voted on behalf of the
Clients do not reflect any  conflict of  interest.  Nevertheless,  the  Gartmore
Proxy Voting  Guidelines  address the possibility of such a conflict of interest arising.

     The Gartmore Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest  between the interests of a Client and those of
Gartmore  (or  between  a  Client  and  those of any of  Gartmore's  affiliates, including Gartmore Distribution Services, Inc., and Nationwide),  then the proxy should be voted  strictly  in  conformity  with the  recommendation  of ISS.  To monitor  compliance  with this policy,  any proposed or actual  deviation from a recommendation  of ISS must be reported to the chief counsel for  Gartmore.  The chief counsel for Gartmore then will provide  guidance  concerning  the proposed deviation and whether a deviation  presents any potential  conflict of interest.
If Gartmore then casts a proxy vote that  deviates  from an ISS  recommendation, the affected  Client (or other  appropriate  Client  authority)  will be given a report of this deviation.

CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED

     Gartmore, through ISS, shall attempt to process every vote for all domestic and foreign proxies that Gartmore receives; however, there may be cases in which
Gartmore will not process a proxy because it is  impractical or too expensive to do so. For  example,  Gartmore  will not  process a proxy in  connection  with a foreign  security if the cost of voting a foreign proxy outweighs the benefit of voting the  foreign  proxy,  when  Gartmore  has not been given  enough  time to process the vote, or when a sell order for the foreign  security is  outstanding and proxy voting would impede the sale of the foreign security.  Also,  Gartmore generally  will not seek to recall  the  securities  on loan for the  purpose of voting the securities.

DELEGATION OF PROXY VOTING TO SUB-ADVISERS TO FUNDS

     For  any  Fund,  or  portion  of a  Fund  that  is  directly  managed  by a sub-adviser  (other than  Gartmore),  the Trustees of the Fund and Gartmore have delegated  proxy voting  authority to that  sub-adviser.  Each  sub-adviser  has provided  its proxy  voting  policies  to the Board of  Trustees of the Fund and
Gartmore  for their  respective  review  and these  proxy  voting  policies  are described  below.  Each  sub-adviser  is required (1) to represent  quarterly to
Gartmore that all proxies of the Fund(s) advised by these sub-adviser were voted in  accordance  with the  sub-adviser's  proxy  voting  policies  as provided to
Gartmore  and (2) to confirm  that there  have been no  material  changes to the sub-adviser's proxy voting policies.

INSTITUTIONAL SHAREHOLDER SERVICES ("ISS")

1.   AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

     o    An  auditor  has a  financial  interest  in or  association  with  the company, and is therefore not independent

     o    Fees for non-audit services are excessive, or

     o    There is reason to believe that the  independent  auditor has rendered an opinion which is neither  accurate nor  indicative of the company's financial position.

2.   BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the
following  factors:   independence  of  the  board  and  key  board  committees, attendance at board meetings, corporate governance

                                      B-2

provisions and takeover activity, long-term company performance,  responsiveness to  shareholder  proposals,  any  egregious  board  actions,  and any  excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD
Vote AGAINST proposals to classify the board.
Vote FOR  proposals  to repeal  classified  boards  and to elect  all  directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)
Vote on a CASE-BY-CASE basis shareholder  proposals requiring that the positions of chairman and CEO be held  separately.  Because some companies have governance structures in place that  counterbalance  a combined  position,  certain factors should be taken into  account  in  determining  whether  the  proposal  warrants support.  These  factors  include  the  presence of a lead  director,  board and committee independence,  governance guidelines,  company performance, and annual review by outside directors of CEO pay.

MAJORITY  OF  INDEPENDENT   DIRECTORS/ESTABLISHMENT   OF  COMMITTEES   VOTE  FOR
SHAREHOLDER PROPOSALS ASKING THAT A MAJORITY OR MORE OF DIRECTORS BE INDEPENDENT
UNLESS THE BOARD  COMPOSITION  ALREADY  MEETS THE  PROPOSED  THRESHOLD  BY ISS'S
DEFINITION OF INDEPENDENCE.

VOTE FOR SHAREHOLDER  PROPOSALS  ASKING THAT BOARD AUDIT,  COMPENSATION,  AND/OR
NOMINATING  COMMITTEES ARE COMPOSED EXCLUSIVELY OF INDEPENDENT DIRECTORS IF THEY
CURRENTLY DO NOT MEET THAT STANDARD.

3.   SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to take action by written consent.

Vote FOR  proposals  to allow  or make  easier  shareholder  action  by  written consent.

Shareholder Ability to Call Special Meetings
Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to call special meetings.

Vote FOR proposals that remove  restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS
Vote AGAINST proposals to require a supermajority shareholder vote.

VOTE FOR PROPOSALS TO LOWER SUPERMAJORITY VOTE REQUIREMENTS.

CUMULATIVE VOTING
Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit  cumulative  voting on a CASE-BY-CASE  basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING
Vote FOR shareholder  proposals  requesting that corporations adopt confidential voting,  use  independent  vote  tabulators  and use  independent  inspectors of election,  as long as the proposal  includes a provision  for proxy  contests as follows: In the case of a contested election,  management should be permitted to request that the dissident group honor its  confidential  voting policy.  If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

                                      B-3

4.   PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested  election of directors  must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's  track record,  qualifications  of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES
Vote  CASE-BY-CASE.  Where ISS  recommends in favor of the  dissidents,  we also recommend voting for reimbursing proxy solicitation expenses.

5.   POISON PILLS

Vote FOR shareholder  proposals that ask a company to submit its poison pill for shareholder  ratification.  Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's  poison pill and  management  proposals to ratify a poison pill.

6.   MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness  opinion,  pricing,  strategic  rationale,  and the  negotiating process.

7.   REINCORPORATION PROPOSALS

PROPOSALS TO CHANGE A COMPANY'S STATE OF INCORPORATION  SHOULD BE EVALUATED ON A
CASE-BY-CASE  BASIS,  GIVING  CONSIDERATION  TO  BOTH  FINANCIAL  AND  CORPORATE
GOVERNANCE CONCERNS, INCLUDING THE REASONS FOR REINCORPORATING,  A COMPARISON OF
THE GOVERNANCE PROVISIONS, AND A COMPARISON OF THE JURISDICTIONAL LAWS. VOTE FOR
REINCORPORATION  WHEN THE  ECONOMIC  FACTORS  OUTWEIGH  ANY  NEUTRAL OR NEGATIVE
GOVERNANCE CHANGES.

8.   CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION
Votes on proposals  to increase the number of shares of common stock  authorized for issuance are determined on a CASE-BY-CASE  basis using a model  developed by
ISS.

Vote AGAINST  proposals at  companies  with  dual-class  capital  structures  to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve  increases  beyond the  allowable  increase when a company's  shares are in danger of being  delisted or if a company's  ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK
Vote  AGAINST  proposals  to create a new class of common  stock  with  superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting  common stock if:

     o    It is intended for  financing  purposes with minimal or no dilution to current shareholders

     o    It is not  designed  to  preserve  the  voting  power of an insider or significant shareholder

9.   EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation  plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of  shareholder  wealth  (the dollar cost of pay plans to  shareholders instead  of  simply  focusing  on voting  power  dilution).  Using the  expanded compensation data disclosed

                                      B-4

under the SEC's rules,  ISS will value every award type. ISS will include in its analyses an  estimated  dollar  cost for the  proposed  plan and all  continuing plans. This cost, dilution to shareholders'  equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power.  Once ISS  determines  the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly  permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management  proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     o    Historic trading patterns
     o    Rationale for the repricing
     o    Value-for-value exchange
     o    Option vesting
     o    Term of the option
     o    Exercise price
     o    Participation

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee  stock  purchase  plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply:

     o    Purchase price is at least 85 percent of fair market value
     o    Offering period is 27 months or less, and
     o    Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite  conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION
Vote on a  CASE-BY-CASE  basis for all  other  shareholder  proposals  regarding executive and director pay, taking into account company  performance,  pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment  and energy,  general  corporate  issues,  labor standards and human rights, military business, and workplace diversity.

In general,  vote  CASE-BY-CASE.  While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations  focuses on how the proposal will enhance the economic value of the company.

FUND ASSET MANAGEMENT, L.P.

[To be updated in subsequent 485(b) filing]

Fund Asset Management,  L.P. ("FAM") has adopted policies and procedures ("Proxy
Voting  Procedures")  with  respect  to the  voting of  proxies  related  to the portfolio  securities  held  in  the  account  of one or  more  of its  clients, including  a Fund for which it acts as a  subadviser.  Pursuant  to these  Proxy
Voting Procedures,  FAM's primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that FAM  believes is most likely to enhance the economic value of the  securities  held by the Fund.  The  Proxy  Voting  Procedures  are designed  to ensure  that  that FAM  considers  the  interests  of its  clients, including the Funds,  and not the interests of FAM, when voting proxies and that real (or

                                      B-5

perceived) material conflicts that may arise between FAM's interest and those of its clients are properly addressed and resolved.

In order to implement the Proxy Voting Procedures, FAM has formed a Proxy Voting
Committee  (the  "Committee").   The  Committee  is  comprised  of  FAM's  Chief
Investment   Officer   (the  "CIO"),   one  or  more  other  senior   investment
professionals  appointed by the CIO, portfolio managers and investment  analysts appointed  by the CIO and any other  personnel  the CIO deems  appropriate.  The
Committee  will also  include two  non-voting  representatives  from FAM's Legal department appointed by FAM's General Counsel. The Committee's  membership shall be limited to full-time employees of FAM. No person with any investment banking, trading, retail brokerage or research  responsibilities for FAM's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the  Committee to present  information  to the Committee,  on the same basis as other interested  knowledgeable parties not affiliated  with FAM might be asked to do so). The Committee  determines  how to vote the proxies of all clients,  including a Fund,  that have  delegated  proxy voting  authority to FAM and seeks to ensure that all votes are consistent  with the  best  interests  of  those  clients  and  are  free  from  unwarranted  and
inappropriate  influences.   The  Committee  establishes  general  proxy  voting
policies  for FAM and is  responsible  for  determining  how those  policies are applied to specific  proxy votes,  in light of each issuer's  unique  structure, management,  strategic options and, in certain circumstances,  probable economic and other  anticipated  consequences  of  alternate  actions.  In so doing,  the
Committee may determine to vote a particular  proxy in a manner  contrary to its generally  stated policies.  In addition,  the Committee will be responsible for ensuring  that all  reporting and  recordkeeping  requirements  related to proxy voting are fulfilled.

The Committee may determine that the subject  matter of a recurring  proxy issue is not  suitable  for  general  voting  policies  and  requires  a  case-by-case determination.  In such cases,  the  Committee may elect not to adopt a specific voting policy  applicable to that issue.  FAM believes that certain proxy voting issues  require  investment  analysis - such as  approval  of mergers  and other significant  corporate  transactions  - akin to investment  decisions,  and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common  position  for FAM on certain  proxy votes that are akin to  investment decisions,  or  determine  to permit the  portfolio  manager to make  individual decisions on how best to maximize  economic  value for a Fund (similar to normal buy/sell  investment  decisions  made by such portfolio  managers).  While it is expected  that FAM will  generally  seek to vote proxies over which it exercises voting  authority in a uniform manner for all FAM's clients,  the Committee,  in conjunction  with a Fund's  portfolio  manager,  may  determine  that the Fund's specific circumstances require that its proxies be voted differently.

To assist  FAM in voting  proxies,  the  Committee  has  retained  Institutional
Shareholder  Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level  proxy-related  services to institutional
investment  managers,  plan  sponsors,   custodians,   consultants,   and  other
institutional  investors.  The services  provided to FAM by ISS include in-depth research,  voting recommendations  (although FAM is not obligated to follow such recommendations),  vote execution,  and recordkeeping.  ISS will also assist the
Fund in  fulfilling  its  reporting  and  recordkeeping  obligations  under  the
Investment Company Act.

FAM's Proxy Voting Procedures also address special  circumstances that can arise
in  connection  with  proxy  voting.  For  instance,   under  the  Proxy  Voting
Procedures,  FAM  generally  will not seek to vote proxies  related to portfolio securities that are on loan, although it may do so under certain  circumstances.
In addition, FAM will vote proxies related to securities of foreign issuers only on a best  efforts  basis and may elect not to vote at all in certain  countries where the Committee  determines that the costs  associated with voting generally outweigh the benefits.  The  Committee  may at any time  override  these general policies if it determines that such action is in the best interests of a Fund.

From time to time,  FAM may be required to vote  proxies in respect of an issuer where an affiliate of FAM (each, an "Affiliate"), or a money management or other client of FAM (each,  a "Client") is involved.  The Proxy Voting  Procedures and
FAM's  adherence to those  procedures  are designed to address such conflicts of interest.  The  Committee  intends  to  strictly  adhere  to  the  Proxy  Voting
Procedures in all proxy  matters,  including  matters  involving  Affiliates and
Clients.  If,  however,  an issue  representing  a  non-routine  matter  that is material to an  Affiliate  or a widely  known  Client is involved  such that the
Committee does not reasonably believe it is able to follow its guidelines (or if the  particular  proxy  matter  is not  addressed  by the  guidelines)  and vote impartially, the

                                      B-6

Committee  may,  in  its  discretion  for  the  purposes  of  ensuring  that  an independent  determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of FAM's clients.

In the  event  that  the  Committee  determines  not to  retain  an  independent fiduciary,  or it does not follow the advice of such an  independent  fiduciary, the powers of the Committee shall pass to a  subcommittee,  appointed by the CIO
(with  advice  from  the  Secretary  of the  Committee),  consisting  solely  of
Committee   members   selected  by  the  CIO.  The  CIO  shall  appoint  to  the subcommittee,  where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations  would not be affected by FAM's relationship with the Client (or failure to retain such  relationship).
The subcommittee  shall determine  whether and how to vote all proxies on behalf of FAM's  clients  or, if the proxy  matter  is, in their  judgment,  akin to an investment  decision,  to defer to the applicable  portfolio managers,  provided that, if the subcommittee determines to alter FAM's normal voting guidelines or, on  matters  where  FAM's  policy is  case-by-case,  does not  follow the voting recommendation of any proxy voting service or other  independent  fiduciary that may be retained to provide research or advice to FAM on that matter,  no proxies relating to the Client may be voted unless the Secretary,  or in the Secretary's
absence,   the   Assistant   Secretary  of  the   Committee   concurs  that  the
subcommittee's determination is consistent with FAM's fiduciary duties.

In addition to the general  principles  outlined  above,  FAM has adopted voting guidelines with respect to certain  recurring proxy issues that are not expected to involve unusual  circumstances.  These policies are guidelines  only, and FAM may  elect to vote  differently  from the  recommendation  set forth in a voting guideline if the Committee determines that it is in a Fund's best interest to do
so. In addition,  the guidelines may be reviewed at any time upon the request of a Committee  member and may be amended or deleted upon the vote of a majority of
Committee members present at a Committee meeting at which there is a quorum.

FAM has adopted  specific voting  guidelines with respect to the following proxy issues:

o    Proposals  related to the  composition of the Board of Directors of issuers other  than  investment  companies.  As a  general  matter,  the  Committee believes that a company's Board of Directors (rather than  shareholders) is most likely to have access to important,  nonpublic information regarding a company's business and prospects,  and is therefore  best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that  the  foundation  of good  corporate  governance  is the  election  of qualified,  independent  corporate  directors  who are likely to diligently represent  the  interests of  shareholders  and oversee  management  of the corporation in a manner that will seek to maximize  shareholder  value over time. In individual cases, the Committee may look at a nominee's history of representing  shareholder  interests  as a director of other  companies  or other factors, to the extent the Committee deems relevant.

o    Proposals related to the selection of an issuer's independent  auditors. As a general  matter,  the Committee  believes that corporate  auditors have a responsibility  to represent the interests of  shareholders  and provide an independent  view on the  propriety  of  financial  reporting  decisions of corporate  management.  While  the  Committee  will  generally  defer  to a corporation's  choice of auditor,  in individual  cases,  the Committee may look at an  auditors'  history of  representing  shareholder  interests  as auditor of other companies, to the extent the Committee deems relevant.

o    Proposals related to management  compensation and employee  benefits.  As a general matter, the Committee favors disclosure of an issuer's compensation and benefit policies and opposes excessive compensation,  but believes that compensation  matters are normally best  determined by an issuer's board of
     directors,  rather  than  shareholders.   Proposals  to  "micro-manage"  an
     issuer's  compensation  practices  or  to  set  arbitrary  restrictions  on compensation or benefits will, therefore, generally not be supported.

o    Proposals related to requests, principally from management, for approval of amendments  that would alter an issuer's  capital  structure.  As a general matter,  the  Committee  will support  requests  that enhance the rights of common  shareholders  and oppose  requests  that appear to be  unreasonably dilutive.

o    Proposals  related to requests  for approval of  amendments  to an issuer's charter or by-laws.  As a general matter, the Committee opposes poison pill provisions.

                                      B-7

o    Routine  proposals  related  to  requests   regarding  the  formalities  of
     corporate meetings.

o    Proposals  related to proxy  issues  associated  solely  with  holdings  of investment company shares. As with other types of companies,  the Committee believes that a fund's Board of Directors (rather than its shareholders) is best-positioned  to set fund policy and oversee  management.  However,  the
     Committee  opposes  granting  Boards of  Directors  authority  over certain matters,  such as  changes  to a  fund's  investment  objective,  that  the
     Investment Company Act envisions will be approved directly by shareholders.

o    Proposals related to limiting corporate conduct in some manner that relates to the  shareholder's  environmental  or  social  concerns.  The  Committee generally  believes  that annual  shareholder  meetings  are  inappropriate forums for  discussion of larger  social  issues,  and opposes  shareholder resolutions  "micromanaging"  corporate  conduct or  requesting  release of information that would not help a shareholder evaluate an investment in the corporation  as an  economic  matter.  While  the  Committee  is  generally supportive  of proposals to require  corporate  disclosure  of matters that seem relevant and material to the economic  interests of shareholders,  the
     Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

                                      B-8

--------------------------------------------------------------------------------
                         APPENDIX C - PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                       Information as of December 31, 2005

           [To be updated in subsequent filing before effectiveness.]

INVESTMENTS IN EACH FUND

Name of Portfolio Manager    Fund Name                      Dollar Range of Investments
                                                            in Each Fund(1)
Fund Asset Management, L.P.
Jeffrey B. Hewson            GVIT Bond Index Fund           None
Michael Wildstein            GVIT Bond Index Fund           None
Roy Hanson                   GVIT Bond Index Fund           None
Vincent J. Costa             GVIT International Index Fund  None
                             GVIT Small Cap Index Fund      None
Jeffrey L. Russo             GVIT International Index Fund  None
                             GVIT Small Cap Index Fund      None
Debra L. Jelilian            GVIT International Index Fund  None
                             GVIT Small Cap Index Fund      None

Gartmore Morley Capital
 Management, Inc.
Perpetua Phillips            GVIT Enhanced Income Fund      None
Shane Johnston               GVIT Enhanced Income Fund      None

_____________

(1)  This column reflects  investments in a variable insurance  contract,  owned directly  by a  portfolio  manager  or  beneficially  owned by a  portfolio manager (as determined  pursuant to Rule  16a-1(a)(2)  under the Securities
     Exchange Act of 1934),  that has been  allocated to  subaccounts  that have purchased  shares of the Funds.  A portfolio  manager is presumed to be the beneficial  owner  of  subaccount  securities  that  are held by his or her immediate  family  members that share the same  household as the  portfolio manager.

DESCRIPTION OF COMPENSATION STRUCTURE

Gartmore Mutual Funds Capital Trust and Gartmore Morley Capital Management, Inc.
(collectively, "Gartmore"):

     Gartmore  uses a  compensation  structure  that is  designed to attract and retain high-caliber investment professionals. Portfolio managers are compensated based primarily on the scale and complexity of their portfolio  responsibilities and the total return  performance of mutual funds, other managed pooled vehicles and  managed  separate  accounts  over  which they have  responsibility,  versus appropriate  peer  groups and  benchmarks.  Portfolio  manager  compensation  is reviewed  annually and may be modified at any time as  appropriate to adjust the factors used to determine bonuses or other compensation components.

     Each  portfolio  manager is paid a base  salary that  Gartmore  believes is industry  competitive  in  light  of  the  portfolio  manager's  experience  and responsibility.  In addition,  each portfolio  manager is eligible to receive an annual cash bonus that is derived from both  quantitative  and  non-quantitative factors. Quantitative factors include fund/account performance and the financial performance of Gartmore or its parent company. The performance of the investment companies and other  accounts  each  portfolio  manager  manages has a paramount impact on such person's  compensation.  For equity funds, pre-tax performance is measured, on a one-year basis, for each of the previous three calendar years, as compared  to each such  fund's or  account's  stated  benchmark  index.  Pre-tax investment  performance  of most fixed  income  portfolio  managers  is measured against a fund's stated  benchmark over various time periods (e.g.,  on a one or three year basis, etc.). Additionally, mutual fund performance is

                                       C-1

measured  against  industry peer group rankings,  which may provide  performance rankings  for both shorter  periods as well as blended  rankings for longer term performance.  Gartmore uses this dual approach in order to create incentives for portfolio  managers to sustain  favorable results from one year to the next, and to reward managers for  performance  that has improved  considerably  during the recent  period.  Less  significant  in annual  compensation  determinations  are subjective  factors as identified by Gartmore's Chief Investment Officer or such other managers as may be appropriate.

     The bonus determination components apply on an aggregate basis with respect
to  all  accounts  managed  by  a  particular   portfolio   manager,   including
unregistered   pooled  investment  vehicles  and  separate  investment  advisory accounts. The compensation of portfolio managers with other job responsibilities
(such as managerial, providing analytical support for other accounts, etc.) will include  consideration of the scope of such  responsibilities  and the managers'
performance  in meeting  them.  Funds and accounts  that have  performance-based
advisory  fees  are  not  accorded  disproportionate   weightings  in  measuring
aggregate portfolio manager performance.

     Annual  bonuses may vary  significantly  from one year to the next based on all of these  factors.  High  performing  portfolio  managers may receive annual bonuses  that  constitute  a  substantial  portion  of  their  respective  total compensation.

     Portfolio  managers  also may be  awarded  unregistered  restricted  equity interests in a related  Gartmore  entity that  typically  vest over time and are designed to create  incentives  to retain key talent and,  with the exception of personnel of Gartmore Global  Partners  (which is based in the United  Kingdom), they are eligible to participate in a non-qualified  deferred  compensation plan sponsored by  Nationwide  Mutual Life  Insurance  Company,  Gartmore's  ultimate parent company.  Such plan affords  participating United States-based  employees the  tax  benefits  of  deferring  the  receipt  of  a  portion  of  their  cash compensation.  Portfolio  managers  also may  participate  in benefit  plans and programs available generally to all Gartmore employees.

Fund Asset Management, L.P.

     The Portfolio  Manager  Compensation  Program of Merrill  Lynch  Investment
Managers and its  affiliates  ("MLIM") is critical to MLIM's  ability to attract and  retain the most  talented  asset  management  professionals.  This  program ensures that compensation is aligned with maximizing  investment  returns and it provides a competitive pay opportunity for competitive performance.

     The elements of total  compensation  for MLIM  portfolio  managers are base salary,  annual  performance-based  cash and stock  compensation (cash and stock bonus) and other benefits.  MLIM has balanced these components of pay to provide portfolio  managers with a powerful incentive to achieve  consistently  superior
investment  performance.   By  design,  portfolio  manager  compensation  levels
fluctuate-- both up and down-- with the relative  investment  performance of the portfolios that they manage.

     Base Salary

     Under the MLIM approach,  like that of many asset  management  firms,  base salaries  represent a relatively  small portion of a portfolio  manager's  total compensation.  This  approach  serves to enhance the  motivational  value of the
performance-based   (and  therefore  variable)   compensation  elements  of  the
compensation program.

     Performance-Based Compensation

     MLIM believes that the best interests of investors are served by recruiting
and  retaining   exceptional   asset   management   talent  and  managing  their
compensation  within a consistent and disciplined  framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, MLIM  portfolio  manager  incentive  compensation  is derived based on
portfolio  manager's  performance  of  the  products  they  manage,   investment
performance  relative to appropriate  competitors or benchmarks  over 1-, 3- and
5-year  performance  periods,  performance  relative to peers,  external  market conditions  and year over year  performance.  In addition,  portfolio  manager's compensation can be based on MLIM's investment performance, financial results of
MLIM, expense control,  profit margins,  strategic planning and  implementation,
quality  of  client  service,   market  share,  corporate  reputation,   capital
allocation,  compliance  and  risk  control,  leadership,  workforce  diversity, technology and

                                       C-2

innovation.  MLIM also considers the extent to which  individuals  exemplify and foster Merrill Lynch's  principles of Client Focus,  Respect for the Individual,
Teamwork  Responsible  Citizenship  and  Integrity.  All factors are  considered collectively by MLIM management.

     Cash Bonus

     Performance-based  compensation  is distributed to portfolio  managers in a combination  of cash and stock.  Typically,  the cash bonus,  when combined with base  salary,  represents  more  than 60% of total  compensation  for  portfolio managers.

     Stock Bonus

     A portion of the dollar value of the total annual  performance-based  bonus is paid in restricted shares of Merrill Lynch stock.  Paying a portion of annual bonuses in stock puts  compensation  earned by a  portfolio  manager for a given year "at risk"  based on the  company's  ability  to  sustain  and  improve  its performance over future periods.

     The ultimate  value of stock  bonuses is dependent on future  Merrill Lynch stock  price  performance.  As such,  the  stock  bonus  aligns  each  portfolio manager's  financial  interests with those of the Merrill Lynch shareholders and
encourages  a  balance  between   short-term   goals  and  long-term   strategic
objectives.

     Management  strongly  believes  that  providing  a  significant  portion of competitive performance-based  compensation in stock is in the best interests of investors  and  shareholders.  This  approach  ensures that  portfolio  managers participate as shareholders in both the "downside risk" and "upside opportunity"
of the  company's  performance.  Portfolio  Managers  therefore  have  a  direct incentive to protect Merrill Lynch's reputation for integrity.

     Other Benefits

     Portfolio  managers are also eligible to participate  in broad-based  plans offered generally to Merrill Lynch employees,  including broad-based retirement,
401(k), health, and other employee benefit plans.

OTHER MANAGED ACCOUNTS

The following chart  summarizes  information  regarding  accounts other than the
Fund   for   which   each   portfolio   manager   has   day-to-day    management
responsibilities.  Accounts are grouped into the following three categories: (1)
mutual funds; (2) other pooled investment vehicles;  and (3) other accounts.  To the  extent  that any of these  accounts  pay  advisory  fees  that are based on account performance ("performance-based fees"), information on those accounts is provided separately.

--------------------------- --------------------------------------------
                            Number of Accounts Managed by Each Portfolio
Name of Portfolio Manager   Manager and Total Assets by Category
--------------------------- --------------------------------------------
Fund Asset Management, L.P.
--------------------------- --------------------------------------------
Jeffrey B. Hewson           Mutual Funds:
                            Other Pooled Investment
                            Vehicles:
                            Other Accounts:
--------------------------- --------------------------------------------
Michael Wildstein           Mutual Funds:
                            Other Pooled Investment
                            Vehicles:
                            Other Accounts:
--------------------------- --------------------------------------------
Roy Hansen                  Mutual Funds:
                            Other Pooled Investment
                            Vehicles:
                            Other Accounts:
--------------------------- --------------------------------------------
Vincent J. Costa            Mutual Funds:
                            Other Pooled Investment
                            Vehicles:

                                       C-3

                            Other Accounts:
--------------------------- --------------------------------------------
Jeffrey L. Russo            Mutual Funds:
                            Other Pooled Investment
                            Vehicles:
                            Other Accounts:
--------------------------- --------------------------------------------
Debra L. Jelilian           Mutual Funds:
                            Other Pooled Investment
                            Vehicles:
                            Other Accounts:
--------------------------- --------------------------------------------

--------------------------- --------------------------------------------
Gartmore Morley Capital
Management, Inc.
--------------------------- --------------------------------------------
Perpetua Phillips           Mutual Funds:
                            Other Pooled Investment
                            Vehicles:
                            Other Accounts:
--------------------------- --------------------------------------------
Shane Johnston              Mutual Funds:
                            Other Pooled Investment
                            Vehicles:
                            Other Accounts:
--------------------------- --------------------------------------------

POTENTIAL CONFLICTS OF INTEREST

Gartmore Mutual Fund Capital Trust and Gartmore Morley Capital Management,  Inc.
(collectively, "Gartmore"):

     It is possible that conflicts of interest may arise in connection  with the portfolio  managers'  management of the Funds on the one hand and other accounts for which the portfolio  manager is  responsible  on the other.  For example,  a portfolio manager may have conflicts of interest in allocating  management time, resources and  investment  opportunities  among the Fund and other  accounts she advises.  In  addition,  due to  differences  in the  investment  strategies  or restrictions  between the Fund and the other accounts,  a portfolio  manager may take action with  respect to another  account that differs from the action taken with respect to the Fund.  In some cases,  another  account  managed by the same portfolio  manager  may  compensate  Gartmore  or  its  affiliate  based  on the performance  of the  portfolio  held by that  account.  The  existence of such a performance-based  fee may  create  additional  conflicts  of  interest  for the portfolio manager in the allocation of management time, resources and investment opportunities.  Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise her  discretion  in a manner that she believes is equitable to all interested  persons.  The Trust has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures  adopted under such policies will detect each and every  situation in which a conflict arises.

Fund Asset Management, L.P.

     Real,  potential  or  apparent  conflicts  of  interest  may  arise  when a portfolio  manager has  day-today  portfolio  management  responsibilities  with respect to more than one fund or account, including the following:

     Certain  investments  may be  appropriate  for the  Portfolios and also for other clients advised by FAM and its affiliates, including other client accounts managed by a Portfolio's  portfolio management team.  Investment decisions for a
Portfolio and other clients are made with a view to achieving  their  respective investment  objectives and after  consideration of such factors as their current holdings,  availability of cash for investment and the size of their investments generally.  Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients.  Likewise,  because clients of FAM and its affiliates may have differing investment strategies,  a particular security may be bought for one or more  clients  when one or more other  clients  are selling  the  security.  The investment results for a Portfolio may differ from the results achieved by other clients of FAM and its  affiliates  and results  among  clients  may differ.  In addition,  purchases  or sales of the same  security may be made for two or more clients on the same day. In such event, such transactions

                                       C-4

will be allocated  among the clients in a manner believed by FAM to be equitable to each.  FAM will not  determine  allocations  based on whether  it  receives a performance based fee from the client.  In some cases, the allocation  procedure could have an adverse effect on the price or amount of the securities  purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with  those  of other  clients  of FAM and its  affiliates  in the  interest  of achieving the most favorable net results to the Portfolio.

     To  the  extent  that  each  Portfolio's   portfolio  management  team  has
responsibilities  for  managing  accounts  in  addition  to  the  Portfolios,  a portfolio  manager  will need to divide his time and  attention  among  relevant accounts.

     In some cases, a real,  potential or apparent conflict may also arise where
(i) FAM may have an incentive,  such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of a  Portfolio's  portfolio  management  team owns an  interest  in one fund or account he or she manages and not another.

                                       C-5

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

     (a)  Amended and Restated  Agreement and Declaration of Trust,  amended and restated  as of  October  28,  2004 (the  "Amended  Declaration"),  of
          Registrant  Gartmore Variable  Insurance Trust, the Delaware Statutory
          Trust (the  "Trust")  previously  filed with the Trust's  registration statement on February 25, 2005 is hereby incorporated by reference.

          (1)  Amending  Resolutions  dated  September  30,  2004 to the Amended
               Declaration   previously  filed  with  the  Trust's  registration
               statement  on  February  25,  2005  are  hereby  incorporated  by reference.

          (2)  Amending   Resolutions  dated  March  11,  2005  to  the  Amended
               Declaration   previously  filed  with  the  Trust's  registration
               statement on April 28, 2005 are hereby incorporated by reference.

     (b)  Amended and  Restated  Bylaws,  amended and restated as of October 28,
          2004 (the "Amended  Bylaws"),  of the Trust  previously filed with the
          Trust's  registration  statement  on  February  25,  2005  are  hereby incorporated by reference.

     (c)  Certificates  for shares are not  issued.  Articles  III, V, VI of the
          Amended  Declaration  and  Article II and  Article  VII of the Amended
          Bylaws incorporated by reference to Exhibit (a) and (b), respectively, hereto, define the rights of holders of shares.

     (d)  Investment Advisory Agreements

          (1)  Form of Investment Advisory Agreement pertaining to the series of the Trust managed by Gartmore Mutual Fund Capital Trust ("GMFCT")
               (formerly Villanova Mutual Fund Capital Trust) dated as of May 2,
               2005 previously filed with the Trust's registration  statement on
               April 28, 2005 is hereby incorporated by reference.

          (2)  Form of Investment Advisory Agreement pertaining to the series of the Trust  managed by  Gartmore  Global  Asset  Management  Trust
               ("GGAMT")  (formerly  Villanova  Global Asset  Management  Trust)
               dated  as of  May 2,  2005  previously  filed  with  the  Trust's registration  statement on April 28, 2005 is hereby  incorporated by reference.

          (3)  Subadvisory Agreements

               (a)  Form of Subadvisory Agreement with GGAMT and Gartmore Global
                    Partners  ("GGP") for the Gartmore  GVIT  Emerging  Markets,
                    Gartmore GVIT International  Growth,  Gartmore GVIT European
                    Leaders, Gartmore GVIT Global Small Companies, Gartmore GVIT
                    OTC Fund,  Gartmore  GVIT Global  Utilities,  Gartmore  GVIT
                    Global  Financial  Services,   Gartmore  GVIT  Asia  Pacific
                    Leaders and Gartmore GVIT  Developing  Markets Funds,  which are series of the Trust,  dated as of May 2, 2005 previously filed with the Trust's  registration  statement on April 28,
                    2005 is hereby incorporated by reference.

               (b)  Form of  Subadvisory  Agreement  with  GMFCT and GGP for the
                    Gartmore  GVIT Small  Company and  Gartmore  GVIT  Worldwide
                    Leaders  Funds,  which are series of the Trust,  dated as of
                    May 2, 2005 previously  filed with the Trust's  registration statement  on  April  28,  2005 is  hereby  incorporated  by reference.

               (c)  Subadvisory  Agreement with Oberweis Asset Management,  Inc.
                    for the GVIT Small Cap Growth  Fund,  a series of the Trust, dated as of May 2, 2005  previously  filed with the  Trust's
                    registration   statement   on  April  28,   2005  is  hereby
                    incorporated by reference.

               (d)  Subadvisory  Agreement with The Dreyfus  Corporation for the
                    Dreyfus  GVIT  International   Value,  GVIT  Small  Company,
                    Dreyfus GVIT Mid Cap Index,  and GVIT Small Cap Value Funds,
                    which  are  series  of the  Trust,  dated as of May 2,  2005 previously filed with the Trust's registration  statement on
                    April 28, 2005 is hereby incorporated by reference.

               (e)  Form of Subadvisory Agreement with Neuberger Berman, LLC for the GVIT Small Company Fund, a series of the Trust, dated as
                    of  May  2,  2005   previously   filed   with  the   Trust's
                    registration   statement   on  April  28,   2005  is  hereby
                    incorporated by reference.

               (f)  Subadvisory   Agreement  with  American  Century  Investment
                    Management, Inc. for the Gartmore GVIT Small Company Fund, a
                    series  of the  Trust,  dated as of May 2,  2005  previously filed with the Trust's  registration  statement on April 28,
                    2005 is hereby incorporated by reference.

               (g)  Form of  Subadvisory  Agreement  with  Federated  Investment
                    Counseling  for the Federated  GVIT High Income Bond Fund, a
                    series  of the  Trust,  dated as of May 2,  2005  previously filed with the Trust's  registration  statement on April 28,
                    2005 is hereby incorporated by reference.

               (h)  Form of Subadvisory Agreement with Morgan Stanley Investment
                    Management,  Inc. (as assignee of Morgan Stanley Investments
                    LP,  formerly  Miller  Anderson &  Sherrerd,  LP) for theVan
                    Kampen GVIT Multi Sector Bond and GVIT Small Company  Funds,
                    which  are  series  of the  Trust,  dated as of May 2,  2005 previously filed with the Trust's registration  statement on
                    April 28, 2005 is hereby incorporated by reference.

               (i)  Form of Subadvisory  Agreement with J.P.  Morgan  Investment
                    Management,  Inc. for the J.P. Morgan GVIT Balanced and GVIT
                    Small Cap Value Funds,  which are series of the Trust, dated as  of  May  2,  2005  previously  filed  with  the  Trust's
                    registration   statement   on  April  28,   2005  is  hereby
                    incorporated by reference.

               (j)  Form  of   Subadvisory   Agreement  with  Van  Kampen  Asset
                    Management,  Inc.  for the Van Kampen  GVIT  Comstock  Value
                    Fund,  a  series  of the  Trust,  dated  as of  May 2,  2005 previously filed with the Trust's registration  statement on
                    April 28, 2005 is hereby incorporated by reference.

               (k)  Form of Subadvisory Agreement with Waddell & Reed Investment
                    Management  Company  for the GVIT  Small Cap Growth and GVIT
                    Small Company Funds, which are series of the Trust, dated as
                    of  May  2,  2005   previously   filed   with  the   Trust's
                    registration   statement   on  April  28,   2005  is  hereby
                    incorporated by reference.

               (l)  Subadvisory  Agreement with SSgA Funds Management,  Inc. for the GVIT Equity 500 Index Fund, a series of the Trust, dated as  of  May  2,  2005  previously  filed  with  the  Trust's
                    registration   statement   on  April  28,   2005  is  hereby
                    incorporated by reference.

     (e)  (1)  Form of Underwriting Agreement dated May 2, 2005 between the
               Trust  and  Gartmore   Distribution   Services,   Inc.   ("GDSI")
               previously filed with the Trust's registration statement on April
               28, 2005 is hereby incorporated by reference.

          (2)  Amendment to Underwriting  Agreement  effective  December 8, 2005 previously  filed  with the  Trust's  registration  statement  on
               December 22, 2005 is hereby incorporated by reference.

     (f)  Not applicable.

     (g)  (1)  Global  Custody  Agreement  dated April 4, 2003 between  Gartmore
               Variable   Insurance   Trust,  a  Massachusetts   business  trust
               ("GVIT-MA"),  and  JPMorgan  Chase  Bank  previously  filed  with
               Post-Effective  Amendment No. 62 to the Registration Statement on
               Form N-lA on April 28,  2003,  assigned  to the Trust and  herein incorporated by reference.

               (a)  Amendment to Global Custody  Agreement dated January 1, 2004 between  GVIT-MA and JPMorgan  Chase Bank  previously  filed with the Trust's Registration  Statement on August 31, 2004, assigned to the Trust and herein incorporated by reference.

               (b)  Waiver to Global Custody  Agreement  dated as of May 2, 2005 previously filed with the Trust's registration  statement on
                    April 28, 2005 is hereby incorporated by reference.

               (c)  Form of Cash  Trade  Execution  previously  filed  with  the
                    Trust's  registration  statement on April 28, 2005 is hereby incorporated by reference.

     (h)  (1)  Amended and  Restated Fund  Administration  and  Transfer  Agency
               Agreement  amended  and  restated as of January 1, 2005 among the
               GVIT-MA,   Gartmore  SA  Capital  Trust  and  Gartmore   Investor
               Services,  Inc.  previously  filed with the Trust's  registration statement on February 25, 2005,  assigned to the Trust and herein incorporated by reference.

          (2)  Administrative  Services Plan dated May 2, 2005 previously  filed with the  Trust's  registration  statement  on April 28,  2005 is hereby incorporated by reference.

               (a)  Form  of   Servicing   Agreement   previously   filed   with
                    Post-Effective   Amendment   No.  55  to  the   Registration
                    Statement  on Form  N-lA on  October  15,  2002  and  herein incorporated by reference.

               (b)  Revised Exhibit A to the Administrative  Services Plan dated
                    May 2, 2005 previously  filed with the Trust's  registration statement  on  July  29,  2005  is  hereby  incorporated  by reference.

          (3)  Form of  Expense  Limitation  Agreement  between  the  Trust  and
               Gartmore Global Asset Management Trust ("GGMAT") effective May 2,
               2005 previously filed with the Trust's registration  statement on
               April 28, 2005 is hereby incorporated by reference.

          (4)  Form of  Expense  Limitation  Agreement  between  the  Trust  and
               Gartmore  Mutual Fund Capital  Trust  ("GMFCT")  effective May 2,
               2005 previously filed with the Trust's registration  statement on
               April 28, 2005 is hereby incorporated by reference.

          (5)  Form of  Indemnification  Agreement between the Trust and each of its trustees and certain of its  officers  previously  filed with the Trust's  registration  statement  on April 28, 2005 is hereby incorporated  by reference.  Specific  agreements are between the
               Trust and each of the  following:  Charles E. Allen,  Paula H. J.
               Cholmondeley,  C. Brent  DeVore,  Phyllis Kay Dryden,  Barbara L.
               Hennigar, Paul J. Hondros, Barbara I. Jacobs, Douglas F. Kridler,
               Michael D. McCarthy,  Arden L. Shisler, David C. Wetmore, Michael
               A. Krulikowski, and Gerald J. Holland.

          (6)  Form of Assignment and Assumption  Agreement  between GVIT-MA and the Trust, dated as of May 2, 2005,  assigning  GVIT-MA's titles, right,  benefit and privileges in and to certain contracts in the
               Agreement   previously   filed  with  the  Trust's   registration
               statement on April 28, 2005 is hereby incorporated by reference.

          (7)  Form of Fund  Participation  Agreement  previously filed with the
               Trust's  registration  statement  on  April  28,  2005 is  hereby incorporated by reference.

          (8)  Form of Master-Feeder  Services  Agreement  between the Trust and
               Gartmore  SA Capital  Trust for the  American  Funds GVIT  Growth
               Fund, American Funds GVIT Global Growth Fund, American Funds GVIT
               Asset   Allocation   Fund  and  American  Funds  GVIT  Bond  Fund
               (collectively,  the  "Feeder  Funds")  previously  filed with the
               Trust's  registration  statement  on December  22, 2005 is hereby incorporated by reference.

     (i)  Legal  opinion of Stradley,  Ronon,  Stevens & Young,  LLP  previously filed with the  Trust's  registration  statement  on April 28, 2005 is hereby incorporated by reference.

     (j)  Consent   of   PricewaterhouseCoopers   LLP,   independent   auditors,
          previously filed with the Trust's registration  statement on April 28,
          2005 is hereby incorporated by reference.

     (k)  Not applicable

     (l)  Not applicable

     (m)  (1)  Distribution Plan under Rule l2b-1 adopted December 2, 2004, and
               effective  May  2,  2005   previously   filed  with  the  Trust's
               registration  statement on April 28, 2005 is hereby  incorporated by reference.

          (2)  Amended  Distribution Plan under Rule 12b-1 effective December 8,
               2005 previously filed with the Trust's registration  statement on
               December 22, 2005 is hereby incorporated by reference.

     (n)  (1)  Rule l8f-3 Plan adopted September  30, 2004 and  effective May 2,
               2005 previously filed with the Trust's registration  statement on
               April 28, 2005 is hereby incorporated by reference.

          (2)  Amended Rule 18f-3 Plan, effective December 8, 2005, establishing
               Class II and Class  VII  shares of the  Feeder  Funds  previously filed with the Trust's  registration  statement  on December  22,
               2005 is hereby incorporated by reference.

     (o)  Not applicable

     (p)  (1)  Code of Ethics dated as of May 2,  2005 for the Trust  previously filed with the Trust's  registration  statement on April 28, 2005 is hereby incorporated by reference.

          (2)  Code of Ethics  dated  March 11,  2005 for  Gartmore  Mutual Fund
               Capital  Trust,  Gartmore SA Capital Trust,  NorthPointe  Capital
               LLC,  Gartmore  Global Asset  Management  Trust,  Gartmore Morley
               Capital    Management,    Inc.   and   Gartmore   Trust   Company
               (collectively,  "Gartmore")  previously  filed  with the  Trust's registration  statement on April 28, 2005 is hereby  incorporated by reference.

          (3)  Code of Ethics  dated  March 11, 2005 for  Gartmore  Distribution
               Services,  Inc  previously  filed with the  Trust's  registration statement on April 28, 2005 is hereby incorporated by reference.

          (4)  Code of Ethics  dated  March 11,  2005 for  Federated  Investment
               Management  Company  ("Federated")   previously  filed  with  the
               Trust's  registration  statement  on  April  28,  2005 is  hereby incorporated by reference.

          (5)  Code of Ethics dated March 11, 2005 for Gartmore  Global Partners
               ("GGP") previously filed with the Trust's registration  statement on April 28, 2005 is hereby incorporated by reference.

          (6)  Code of Ethics  dated March 11, 2005 for J.P.  Morgan  Investment
               Management,  Inc.  ("J.P.  Morgan")  previously  filed  with  the
               Trust's  registration  statement  on  April  28,  2005 is  hereby incorporated by reference.

          (7)  Code of Ethics  dated March 11, 2005 for The Dreyfus  Corporation
               (Mellon   Financial   Corporation  &  The  Boston  Company  Asset
               Management, LLC) (collectively,  "Dreyfus") previously filed with the Trust's  registration  statement  on April 28, 2005 is hereby incorporated by reference.

          (8)  Code of Ethics  dated  March 11,  2005 for Fund Asset  Management
               (Merrill Lynch Investment  Managers)  (collectively,  "FAM-MLIM")
               previously filed with the Trust's registration statement on April
               28, 2005 is hereby incorporated by reference.

          (9)  Code of Ethics  dated March 11, 2005 for  Neuberger  Berman,  LLC
               ("Neuberger   Berman")   previously   filed   with  the   Trust's
               registration  statement on April 28, 2005 is hereby  incorporated by reference.

          (10) Code of Ethics dated March 11, 2005 for Waddell & Reed Investment
               Management  Company  ("Waddell & Reed") previously filed with the
               Trust's  registration  statement  on  April  28,  2005 is  hereby incorporated by reference.

          (11) Code of Ethics dated March 11, 2005 for Morgan Stanley Investment
               Management Inc.,  indirect parent of Van Kampen Asset Management,
               Inc.,  (collectively,  "MSAM-VKAM")  previously  filed  with  the
               Trust's  registration  statement  on  April  28,  2005 is  hereby incorporated by reference.

          (12) Code  of  Ethics  dated  March  11,  2005  for   Oberweis   Asset
               Management,  Inc., ("Oberweis") previously filed with the Trust's registration  statement on April 28, 2005 is hereby  incorporated by reference.

          (13) Code  of  Ethics  dated  March  11,  2005  for  American  Century
               Investment Management, Inc. ("American Century") previously filed with the  Trust's  registration  statement  on April 28,  2005 is hereby incorporated by reference.

          (14) Code of Ethics  dated March 11,  2005 for SSgA Funds  Management,
               Inc.  ("SSgA")  previously  filed with the  Trust's  registration statement on April 28, 2005 is hereby incorporated by reference.

     (q)  (1)  Powers of Attorney with  respect to GVIT-MA for Charles E. Allen,
               Paula H.J.  Cholmondeley,  C. Brent  Devore,  Phyllis Kay Dryden,
               Barbara Hennigar,  Barbara I. Jacobs,  Gerald J. Holland, Paul J.
               Hondros,  Douglas Kridler, Michael D. McCarthy, Arden L. Shisler,
               and David C. Wetmore dated  February 21, 2005,  previously  filed with the  Trust's  registration  statement  on April 28,  2005 is hereby incorporated by reference.

          (2)  Powers of  Attorney  with  respect  to the Trust for  Charles  E.
               Allen,  Paula H.J.  Cholmondeley,  C. Brent  Devore,  Phyllis Kay
               Dryden,  Barbara Hennigar,  Barbara I. Jacobs, Gerald J. Holland,
               Paul J. Hondros,  Douglas Kridler,  Michael D. McCarthy, Arden L.
               Shisler,  David C. Wetmore and the Trust dated  February 21, 2005 previously filed with the Trust's registration statement on April
               28, 2005 is hereby incorporated by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
No person is presently controlled by or under common control with Registrant.

ITEM 25. INDEMNIFICATION

Indemnification  provisions for officers,  directors and employees of Registrant are set forth in Article  VII,  Section 2 of the Amended  Declaration.  See Item
23(a) above.

The Trust has entered into indemnification  agreements with each of the trustees and certain of its officers.  The  indemnification  agreements  provide that the
Trust will  indemnify  the  indemnitee  for and against  any and all  judgments, penalties,  fines, and amounts paid in settlement, and all expenses actually and reasonably  incurred by  indemnitee  in  connection  with a proceeding  that the indemnitee  is a party to or is  threatened  to be made a party to  (other  than certain  exceptions  specified  in the  agreements),  to the maximum  extent not expressly  prohibited by Delaware law or applicable  federal  securities law and regulations  (including without limitation Section 17(h) of the 1940 Act and the rules and  regulations  issued with respect  thereto by the U.S.  Securities and
Exchange  Commission).  The Trust also will indemnify indemnitee for and against all expenses  actually and reasonably  incurred by indemnitee in connection with any proceeding to which  indemnitee is or is threatened to be made a witness but not a party. See Item 23(h)(5) above.

Insofar as  indemnification  for liability  arising under the  Securities Act of
1933 may be permitted to  directors,  officers  and  controlling  persons of the registrant pursuant to the foregoing  provisions,  or otherwise,  the registrant has been advised that in the opinion of the Securities  and Exchange  Commission such  indemnification  is against  public policy as expressed in the Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the registrant of expenses incurred or paid by a director,  officer or  controlling  person of the registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such director,  officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     (a)  Gartmore Mutual Fund Capital Trust,  ("GMF"), an investment adviser of the Trust, also serves as investment adviser to Gartmore Mutual Funds.
          The Directors of Gartmore  Global  Investments,  Inc.,  GMF's managing unitholder and the officers of GMF are as follows:

Terri L. Hill, Director
Gartmore Global Investments, Inc.

Executive Vice President - Chief Administrative Officer
Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company

W. G. Jurgensen, Chief Executive Officer and Director
Nationwide Mutual Insurance Company
Nationwide Financial Services, Inc.
Cal Farm Insurance Company
Farmland Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Property and Casualty Insurance Company

Chairman and Chief Executive Officer - Nationwide
Nationwide General Insurance Company
Nationwide Indemnity Company
Nationwide Investment Services Corporation

Director
Gartmore Global Investments, Inc.

Chairman
Nationwide Securities, Inc.

Michael C.  Keller,  Director,  Executive  Vice  President  - Chief  Information
  Officer
Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Financial Services, Inc.

Director
Gartmore Global Investments, Inc.

Paul J. Hondros, Director, President and Chief Executive Officer
Gartmore Investors Services, Inc.
NorthPointe Capital, LLC
Gartmore Global Investments, Inc.
Gartmore Distribution Services, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust

Chief Executive Officer and President
Gartmore Mutual Funds

Chairman and Chief Executive Officer
Gartmore Variable Insurance Trust

Robert A. Rosholt, Executive Vice President - Chief Financial Officer
Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc.
Nationwide Investment Services Corporation

Executive Vice President, Chief Financial Officer and Director
Nationwide Global Holdings, Inc.
Nationwide Securities, Inc.

Executive Vice President and Director
Gartmore Global Investments, Inc.

Director
NGH Luxembourg, S.A.

Young D. Chin, Executive Vice President - Global CIO - Equities
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Investments, Inc.
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Jeffrey S. Meyer, Executive Vice President
Gartmore Global Asset Management Trust
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Distribution Services, Inc.

Glenn W. Soden, Associate Vice President and Secretary
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Investments, Inc.
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Carol L. Dove, Assistant Treasurer
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

John F. Delaloye, Assistant Secretary
Gartmore Mutual Fund Capital Trust
Gartmore Global Investments, Inc.
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Gerald J. Holland, Senior Vice President and Chief Administrative Officer
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Distribution Services, Inc.

Treasurer and Chief Financial Officer
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Thomas M. Sipp, Vice President
Gartmore Global Investments, Inc.

Vice President and Treasurer
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Mutual Fund Capital Trust
Gartmore Distribution Services, Inc.

Michael A. Krulikowski, Vice President and Chief Compliance Officer
Gartmore Distribution Services, Inc.
Gartmore Global Investments, Inc.
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
NorthPointe Capital, LLC
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Daniel J. Murphy, Assistant Treasurer
Gartmore Global Asset Management Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Eric E. Miller, Senior Vice President - Chief Legal Counsel
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
NorthPointe Capital, LLC
Gartmore Morley Financial Services, Inc.
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Secretary
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Richard Fonash, Vice President
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Thomas E. Barnes, Vice President
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Except as otherwise  noted,  the principal  business address of any company with which any person  specified  above is  connected  in the  capacity of  director, officer,  employee,  partner or trustee is One Nationwide Plaza, Columbus,  Ohio
43215, except for the following companies:

Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.
1200 River Road, Suite 1000
Conshohocken, Pennsylvania 19428

NorthPointe Capital, LLC
201 West Big Beaver Road,
Suite 745
Troy, Michigan 48084

Gartmore Morley Financial Services, Inc.
5665 S.W. Meadows Rd., Suite 400
Lake Oswego, Oregon 97035

     (b)  Gartmore  Global  Asset  Management  Trust  ("GGAMT"),  an  investment adviser of the Trust, also serves as an investment adviser to Gartmore
          Mutual Funds. The Directors of Nationwide  Corporation ("NC"), GGAMT's
          managing unit holder and the officers of GGAMT are as follows (see (a)
          above for additional information on their other employment):

                                 Directors of NC

              Lewis J. Alphin                   W. G. Jurgensen
              James B. Bachmann                 David O. Miller
              A. I. Bell                        Terry W. McClure
              Timothy J. Corcoran               Lydia M. Marshall
              Yvonne M. Curl                    Ralph M. Paige
              Kenneth D. Davis                  James F. Patterson
              Keith E. Eckel                    Arden L. Shisler
              Willard J. Engel                  Robert L. Stewart
              Fred C. Finney

                                Officers of GGAMT

  President and Chief Executive Officer                   Paul J. Hondros
  Vice President, Chief Financial Officer and Treasurer   Thomas M. Sipp
  Vice President and Secretary                            Thomas E. Barnes
  Senior Vice President                                   Eric E. Miller
  Assistant Secretary                                     John F. Delaloye
  Assistant Treasurer and Vice President                  Carol L. Dove
  Executive Vice President, Global CIO - Equities         Young D. Chin
  Senior Vice President                                   Gerald J. Holland
  Vice President and Chief Compliance Officer             Michael A. Krulikowksi
  Assistant Treasurer                                     Daniel J. Murphy
  Vice President                                          Richard F. Fonash
  Vice President                                          Alan A. Todryk
  Assistant Vice President                                Toni L. Lindsey

     (c)  Gartmore Morley Capital Management, Inc. ("GMCM") serves as investment adviser to the GVIT Enhanced Income Fund.  GMCM is incorporated  under the  laws of the  State  of  Oregon  and is a  wholly  owned  indirect subsidiary of Gartmore  Global  Investments,  Inc. To the knowledge of the  investment  advisor,  none of the  directors or officers of GMCM, except as set forth below,  is or has been at any time during the past two fiscal years engaged in any other business,  profession,  vocation or employment of a substantial  nature,  except that certain directors and officers also hold various  positions  with and engage in business for Gartmore  Morley  Financial  Services,  Inc.  and Gartmore  Global
          Investments, Inc. The directors except as noted below may be contacted
          c/o Morley Financial  Services,  Inc., 5665 SW Meadows Road, Suite 400
          Lake Oswego, Oregon 97035.

          Jill R. Cuniff,  Managing Director and Chief Investment  Officer,  and
          Director  of  GMCM.  Ms.  Cuniff  is  also  Managing  Director,  Chief
          Investment Officer and Director of Gartmore Morley Financial Services,
          Inc.

          Thomas M. Sipp,  1200 River Road,  Conshohocken,  Pennsylvania  19428.
          Vice President,  Treasurer and Director of GMCM. Mr. Sipp is also Vice
          President for Gartmore Global Investments, Inc.

          Steve Ferber,  Director and Senior Vice President  Sales and Marketing
          for GMCM.

     (d)  Information for the Subadvisers

          (1)  The Dreyfus Corporation

               The Dreyfus  Corporation  ("Dreyfus")  acts as  subadviser to the
               GVIT  Small  Company  Fund,  the GVIT Small Cap Value  Fund,  the
               Dreyfus  GVIT  International  Value Fund and the Dreyfus GVIT Mid
               Cap Index Fund and as adviser or  subadviser to a number of other registered investment  companies.  The list required by this Item
               25  of  officers  and   directors  of  Dreyfus,   together   with
               information as to their other business,  profession,  vocation or employment of a substantial  nature during the past two years, is incorporated  by  reference to Schedule A and D of Form ADV filed by Dreyfus (SEC File No. 801-8147).

          (2)  Neuberger Berman, LLC

               Neuberger Berman, LLC ("Neuberger  Berman") acts as subadviser to the GVIT Small  Company  Fund and the GVIT Small Cap Growth  Fund
               and  investment  adviser  or  subadviser  to a  number  of  other registered investment  companies.  The list required by this Item
               25 of officers and directors of Neuberger  Berman,  together with information as to their other business,  profession,  vocation or employment of a substantial  nature during the past two years, is incorporated  by reference to Schedules A and D of Form ADV filed by Neuberger Berman (SEC File No. 801-3908).

          (3)  SSgA Fund Management, Inc.

               SSgA Fund  Management,  Inc.  ("SSgA")  acts as subadviser to the
               GVIT  Equity  500  Index  Fund  and  as  investment   adviser  or
               subadviser to a number of other registered  investment companies.
               The list  required by Item 25 of officers and  directors of SSgA, together with information as to their other business, profession, vocation or employment  of a  substantial  nature during the past two years is  incorporated  by  reference  to Schedule A and D of
               Form ADV filed by SSgA (SEC File No. 801-60103).

          (4)  Federated  Investment  Counseling,  acts  as  subadviser  to  the
               Federated  GVIT  High  Income  Bond  Fund,  and  is a  registered investment adviser under the Investment  Advisers Act of 1940. It is a subsidiary to Federated Investors.  The subadvisor serves as investment  adviser  to a  number  of  investment  companies  and private  accounts.  The list  required by Item 25 of officers and directors  of  Federated  Investment  Counseling,  together  with information as to their other business,  profession,  vocation or employment of a  substantial  nature during the past two years is incorporated  by  reference to Schedule A and D of Form ADV filed by Federated Investment Counseling (SEC File No. 801-34611).

          (5)  J.P. Morgan Investment  Management,  Inc. ("JPMIM"), a registered investment adviser, and a wholly owned subsidiary of J. P. Morgan
               & Co.  Incorporated,  act as  subadviser to the J. P. Morgan GVIT
               Balanced  Fund and the GVIT Small Cap Value Fund.  JPMIM  manages employee benefit plans for  corporations  and unions.  JPMIM also provides  investment  management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

               To the  knowledge  of the  Registrant,  none of the  directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other  business or  profession,  vocation or employment of a substantial nature,  except that certain officers and  directors of JPMIM also hold  various  positions  with,  and engage in business for, J.P. Morgan & Co.  Incorporated or Morgan
               Guaranty  Trust  Company of New York,  a New York  trust  company which  is also a wholly  owned  subsidiary  of J.P.  Morgan & Co.
               Incorporated.

          (6)  Morgan Stanley Investments LP act as subadviser to the Van Kampen
               GVIT Multi Sector Bond Fund  (formerly MAS GVIT Multi Sector Bond
               Fund) and the GVIT Small Company Fund.  The list required by this
               Item  25  of  the  officers  and  directors  of  Morgan   Stanley
               Investments LP ("MSI"), together with information as to any other business,  profession,  vocation or  employment  of a substantial nature engaged in by such officers and directors  during the past two years is  incorporated  by  reference  to Schedule A and D of
               Form ADV filed by MSI pursuant to the Investment  Advisers Act of
               1940 (SEC File No. 801-10437).

          (7)  Gartmore Global Partners  ("Gartmore")  acts as subadviser to the
               Gartmore GVIT Emerging Markets Fund, the Gartmore GVIT Developing
               Markets Fund,  the Gartmore GVIT  International  Growth Fund, the
               Gartmore GVIT Global Small Companies,  the Gartmore GVIT European
               Leaders Fund,  the Gartmore GVIT OTC Fund, the Gartmore GVIT Asia
               Pacific Leaders Fund, the Gartmore GVIT Global Financial Services
               Fund,  the Gartmore GVIT Global  Utilities  Fund,  the GVIT Small
               Company Fund and the Gartmore GVIT Worldwide Leaders Fund, and as
               investment adviser to certain other clients. The list required by this Item 25 of the officers and directors of Gartmore,  together with information as to their other business, profession, vocation or employment of a substantial  nature during the past two years, is  incorporated  by  reference  to Schedules A and D of Form ADV filed by Gartmore pursuant to the Investment Advisers Act of 1940
               (SEC File No. 801-48811).

          (8)  Waddell & Reed Investment  Management  Company ("WRIMCO") acts as subadviser  to the GVIT Small Cap Growth  Fund and the GVIT Small
               Company  Fund.  The list required by this Item 25 of the officers and  directors of WRIMCO,  together  with  information  as to any
               other   business,   profession,   vocation  or  employment  of  a
               substantial  nature during the past two years, is incorporated by reference  to  Schedules A and D of Form ADV filed by WRIMCO (Sec
               File No. 811-40372).

          (9)  Van Kampen Asset Management,  Inc. ("VKAM") acts as subadviser to the Van Kampen  Comstock  GVIT Value Fund.  The list  required by this Item 25 of the officers and directors of VKAM, together with information  as to any other  business,  profession,  vocation or employment of a substantial  nature during the past two years, is incorporated  by reference to Schedules A and D of Form ADV filed by VKAM (Sec File No. 801-1669).

          (10) Oberweis Asset Management, Inc. ("OAM") acts as subadviser to the
               GVIT Small Cap Growth Fund.  The list required by this Item 25 of the officers and directors of OAM,  together with  information as to any other  business,  profession,  vocation or employment of a substantial  nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by OAM (Sec File
               No. 801-35657).

          (11) American Century Investment Management, Inc. ("American Century")
               acts as  subadviser  to the GVIT  Small  Company  Fund.  The list required  by  this  Item  25 of the  officers  and  directors  of
               American  Century,  together  with  information  as to any  other business,  profession,  vocation or  employment  of a substantial nature during the past two years, is incorporated by reference to
               Schedules A and D of Form ADV filed by American Century (Sec File
               No. 801-8174).

          (12) Fund Asset  Management,  L.P.  ("FAM") acts as  subadviser to the
               GVIT Bond  Index  Fund,  GVIT  International  Index Fund and GVIT
               Small Cap Index  Fund.  The list  required by this Item 25 of the officers and directors of FAM,  together with  information  as to any other  business,  profession,  vocation  or  employment  of a substantial  nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by FAM (SEC file
               No. 801-12485).

ITEM 27. PRINCIPAL UNDERWRITERS

     (a)  Gartmore Mutual Funds

     (b)  Gartmore Distribution Services, Inc.

NAME:                    ADDRESS:                        TITLE WITH GDSI:                 TITLE WITH
                                                                                          REGISTRANT:
Paul J. Hondros          1200 River Road, Ste. 1000      President and Chief Executive    President and CEO
                         Conshohocken PA 19428           Officer

Young D. Chin            1200 River Road, Ste. 1000      Executive Vice President         n/a
                         Conshohocken PA 19428

Gerald J. Holland        1200 River Road, Ste. 1000      Senior Vice President and        Treasurer
                         Conshohocken PA 19428           Chief Administrative Officer

Eric E. Miller           1200 River Road, Ste. 1000      Senior Vice President            Secretary
                         Conshohocken PA 19428

Thomas M. Sipp           1200 River Road, Ste. 1000      Vice President, Chief            n/a
                         Conshohocken PA 19428           Financial Officer, and
                                                         Treasurer

Glenn W. Soden           One Nationwide Plaza            Associate Vice President and     n/a
                         Columbus, OH 43215              Secretary

Carol L. Dove            One Nationwide Plaza            Vice President and Assistant     n/a
                         Columbus, OH 43215              Treasurer

Daniel J. Murphy         One Nationwide Plaza            Assistant Treasurer              n/a
                         Columbus, OH 43215

Michael A. Krulikowski   1200 River Road, Ste. 1000      Vice President and Chief         Assistant Secretary
                         Conshohocken PA 19428           Compliance Officer               and Chief Compliance
                                                                                          Officer

Alan A. Todryk           One Nationwide Plaza            Vice President                   n/a
                         Columbus, OH 43215

Jeffrey S. Meyer         1200 River Road, Ste. 1000      Executive Vice President         n/a
                         Conshohocken PA 19428

Thomas E. Barnes         One Nationwide Plaza            Vice President and Assistant     n/a
                         Columbus, OH 43215              Secretary

     (c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

          BISYS
          3435 Stelzer Road
          Columbus, OH 43219

          Gartmore Variable Insurance Trust
          1200 River Road, Suite 1000
          Conshohocken, PA 19428

ITEM 29. MANAGEMENT SERVICES

          Not applicable.

ITEM 30. UNDERTAKINGS

          Regarding  the Funds listed below which have not  commenced  operation and do not yet have assets,  prior to the commencement of operation of such Funds,  the Trust hereby  undertakes to file an amendment to this
          Registration   Statement   providing  all  the  required   information
          regarding the Investment  Adviser,  Investment  Subadviser,  Portfolio
          Manager(s) and any other  information  required under Form N-1A.  With respect to the Gartmore GVIT Nationwide  Principal Protected Fund, the
          Trust hereby  undertakes to incorporate the SEC reviewer comments from
          April 12, 2005 regarding the format of the Fund's prospectus.

          Gartmore GVIT European Leaders Fund

          Gartmore GVIT Global Small Companies Fund

          Gartmore GVIT OTC Fund

          Gartmore GVIT Asia Pacific Leaders Fund

          Gartmore GVIT Nationwide Principal Protected Fund

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended,  and the
Investment Company Act of 1940, as amended, Gartmore Variable Insurance Trust (a
Delaware Statutory Trust) certifies that it has duly caused this  Post-Effective
Amendment Nos. 88, 89 to the  Registration  Statement to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of Conshohocken, and
Commonwealth of Pennsylvania, on this 13th day of January 2006.

                                  GARTMORE VARIABLE INSURANCE TRUST

                                  By:    /s/ Allan J. Oster
                                         Allan J. Oster, Attorney-In-Fact for
                                         Registrant

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933,  THIS  POST-EFFECTIVE
AMENDMENT  NOS.  88,  89 TO THE  REGISTRATION  STATEMENT  OF  GARTMORE  VARIABLE
INSURANCE TRUST HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES
INDICATED ON THE 13th DAY OF JANUARY 2006.

Signature & Title

Principal Executive Officer

/s/ Paul J. Hondros*
Paul J. Hondros, Trustee, Chief Executive Officer and President

Principal Accounting and Financial Officer

/s/ Gerald J. Holland*
Gerald J. Holland, Treasurer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*
C. Brent Devore, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Michael D. McCarthy*
Michael D. McCarthy, Trustee

/s/ Arden L. Shisler*
Arden L. Shisler, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:  /s/ Allan J. Oster
          Allan J. Oster, Attorney-In Fact